Exhibit 99.3
Exception Grades
Run Date - 1/31/2022 11:09:58 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
216536696	[Redacted]		RCKT2220008	24050020			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted] ): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536696	[Redacted]		RCKT2220008	24029311			Credit	Missing Document	General	Missing Document	Missing Document: COVID-19 Attestation not provided						Reviewer Comment ([Redacted] ): Covid-19 attestation is not required. Exception cleared Buyer Comment ([Redacted] ): Please specify what is being requested.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536697	[Redacted]		RCKT2220037	24029325			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment ([Redacted] ): [Redacted] received a valid COC for increase in Appraisal fee. Buyer Comment ([Redacted] ): Please see the attached Screen Shots from our Appraisal Fee tracking item for the valid CIC. The fee was increased based on the scope of completing the appraisal on the subject.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536698	[Redacted]		RCKT2220047	24180810			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.
The recording fees increased from [Redacted] to [Redacted] on the LE dated [Redacted] and then to [Redacted] on the LE dated [Redacted]. The fee subsequently increased to [Redacted] on the final CD dated [Redacted] without a valid change in file. A change of circumstance was in fact provided for the increase on [Redacted]. However, if the increase is less than [Redacted], there is no re-baselining. Therefore, the baseline on this loan reverts back to [Redacted]. This requires a tolerance cure in the amount of [Redacted].  Please provide a PC CD, Explanation to Borrower, copy of the check, and evidence of receipt of the package in order to clear this exception.
																	Reviewer Comment ([Redacted] ): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. Buyer Comment ([Redacted] ): Please see the attached corrected CD, copy of the check, lox and shipping label.		[Redacted]		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536698	[Redacted]		RCKT2220047	24029326			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-
Reviewer Comment ([Redacted] ): Cleared.  Verification of 2nd mortgage for [Redacted] is on the credit report.

Reviewer Comment ([Redacted] ): Property [Redacted] has second mortgage on file with P&I amount of [Redacted] for which we do not have any mortgage statement to verify the amount or provide pay off statement for same. Exception Remains.

Buyer Comment ([Redacted] ): There arent any HOA dues associated with this property.

Reviewer Comment ([Redacted] ): Received HOA verification for [Redacted] and updated and Comment says that [Redacted]  property is a Vacant lot and does not require Insurance, however HOA insurance statement required for address:[Redacted]. Exception Remains.

Buyer Comment ([Redacted] ): Please see the attached HOA transaction history confirming the monthly HOA payment on [Redacted]. [Redacted] Fault Line is a vacant lot and is not insured.
																		[Redacted]			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536698	[Redacted]		RCKT2220047	24029333			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	.				Reviewer Comment ([Redacted] ): Homeonwer Ins premium confirmed.	[Redacted]			1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536698	[Redacted]		RCKT2220047	24029331			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOI fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): Homeonwer Ins premium confirmed. Buyer Comment ([Redacted] ): HOI amount on the CD was pulled directly from the HOI binder stating annual fee is [Redacted]. Appraisal is not used to verify HOI payment.	[Redacted]			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536698	[Redacted]		RCKT2220047	24029335			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536702	[Redacted]		RCKT2220112	24084835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Recording fee increased on final CD with no VCC to show reason for re-baseline.
Reviewer Comment ([Redacted] ): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.

Reviewer Comment ([Redacted] ): The recording fees increased from [Redacted] to [Redacted] on the LE dated [Redacted]. This was subsequently increased to [Redacted] on the final CD dated [Redacted] without a valid change in file. A change of circumstance was in fact provided for the increase on [Redacted]. However, if the increase is less than [Redacted], there is no re-baselining. Therefore, the baseline on this loan reverts back to [Redacted]. This requires a tolerance cure in the amount of [Redacted]. Please provide a PC CD, Explanation to Borrower, copy of the check, and evidence of receipt of the package in order to clear this exception.
																			[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536702	[Redacted]		RCKT2220112	24029351			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [Redacted] prior to closing.	CD not provided to borrower within proper timeframe of consummation				Reviewer Comment ([Redacted] ): [Redacted] received proof of receipt. Exception is cleared. Buyer Comment ([Redacted] ): The initial CD was provided on [Redacted] and the loan did not close until [Redacted] per the evidentiary document. Please clear this condition.	[Redacted]			1	A		CA	Primary	Purchase	No Defined Cure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536702	[Redacted]		RCKT2220112	24029349			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.						Reviewer Comment ([Redacted] ): As per Deal docs, [Redacted] loans we don`t require Title policy amt if its not available on the document. Exception cleared Buyer Comment ([Redacted] ): [Redacted]: This is not required in [Redacted] per our job notes, and should not be cited.	[Redacted]			1	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536702	[Redacted]		RCKT2220112	24029353			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536702	[Redacted]		RCKT2220112	24029354			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536703	[Redacted]		RCKT2220160	24065042			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Award / Continuance Letter for B1 Pension income was not found on file.				Reviewer Comment ([Redacted] ): Received and associated the Award letter / Continuance Letter for Pension income of borrower 1. Exception Cleared Buyer Comment ([Redacted] ): Please see attachded confirmation of pension continuance.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536704	[Redacted]		RCKT2220162	24029370			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third Party verification for primary employment not found on file.				Reviewer Comment ([Redacted] ): Cleared. Third Party verification provided. Buyer Comment ([Redacted] ): See attached. Reviewer Comment ([Redacted] ): cleared by error Reviewer Comment ([Redacted] ): Provided doc is not from a verified source & has no start date end date. need third party verification doc from a verified source, Buyer Comment ([Redacted] ): See attached.	[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536704	[Redacted]		RCKT2220162	24029376			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Matched to documents in file.				Reviewer Comment ([Redacted] ): Cleared.	[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536704	[Redacted]		RCKT2220162	24029371			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.						Reviewer Comment ([Redacted] ): Policy has [Redacted] additional coverage. Sufficient coverage was documented. Exception cleared. Buyer Comment ([Redacted] ): See attached. See remarks on cover page. Dwelling covers [Redacted] of replacement cost.	[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536704	[Redacted]		RCKT2220162	24029372			Credit	1003	Missing Document	1003	Missing Lender's Initial 1003/Application.		Rental Property listed on 1040: [Redacted] - not listed on 1003 and no supporting documentation to excluded was captured. [Redacted] home right next to subject property.
Reviewer Comment ([Redacted] ): Received Real property document/property profile and associated. exception cleared.

Buyer Comment ([Redacted] ): See attached RES report. Property address [Redacted] appears to be the same as the subject property. This is confirmed when only entering the parcel number too. Please see tax cert for [Redacted] to confirm. Aerial views on [Redacted] Maps show no other homes in the immediate area.

Reviewer Comment ([Redacted] ): Need a confirmation that the prop is not owned by borrower or co-borrower to clear

Buyer Comment ([Redacted] ): If the property was not listed on the 1003 then it can be presumed that the property was no longer owned by the client. If the client still owed the property it would have been picked up by [Redacted].
																		[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536706	[Redacted]		RCKT2220220	24029383			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted] ): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.			[Redacted]	2	B		SC	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536706	[Redacted]		RCKT2220220	24029382			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	ERRONEOUS EXCEPTION: Client request exception to be removed from report as of [Redacted] calibration call.				Reviewer Comment ([Redacted] ): As per reports from [Redacted] Calibration call, notes mentioned this is an Erroneous Exception. Exception cleared Buyer Comment ([Redacted] ): This is an erroneous exception per [Redacted]'s own notes. Please cancel. Buyer Comment ([Redacted] ): Please cancel exception.	[Redacted]			1	A		SC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536707	[Redacted]		RCKT2220292	24029387			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Missing, not in file
Reviewer Comment ([Redacted] ): As per LOE, 1008 and AUS borrower income is not used hence exception cleared.

Reviewer Comment ([Redacted] ): Provided verification of employment is not within [Redacted] of the Note date ([Redacted]). Exception remains.

Buyer Comment ([Redacted] ): Please see the attached third party verification of employment

Reviewer Comment ([Redacted] ): We would require verification of current business through a third party source for the borrower sign and dated not more than [Redacted] prior to the Note date or after the note date but prior to the delivery date. Hence, exception remains.

Buyer Comment ([Redacted] ): Please see page [Redacted] of the loan images for the [Redacted] Schedule C for [Redacted]. Please also clear all waterfall conditions.
																		[Redacted]			1	A		MA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216536707	[Redacted]		RCKT2220292	24029386			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	QM Failed due to some missing income document, for schedule C				Reviewer Comment ([Redacted] ): As per LOE, 1008 and AUS borrower income is not used hence exception cleared. Reviewer Comment ([Redacted] ): This is a waterfall exception and will be cleared when other QM exception/s are cleared. Buyer Comment ([Redacted] ): Please clear waterfall condition.	[Redacted]			1	A		MA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216536710	[Redacted]		RCKT2220645	24071833			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___
Reviewer Comment ([Redacted] ): Prop is [Redacted] & dose not require insurance.

Buyer Comment ([Redacted] ): Please see the attached screenshots confirming the non-subject property is a [Redacted], an LOX is not required as [Redacted] is supported by map view and also public records showing there is [Redacted] on the property. Please clear condition.

Reviewer Comment ([Redacted] ): As per final 1003 the non subject property "[Redacted]" is clearly stating this is a free and clear property however, we need LOE from borrower stating that this property is Vacant Land and not require any Insurance coverage. hence, Exception remains

Buyer Comment ([Redacted] ): Non-subject property is free and clear [Redacted] that does not require insurance coverage, please clear exception.
																		[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557414	[Redacted]		RCKT2220016	24091917			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Property type discrepancy.		The subject property is a PUD per the Security Instrument and PUD Rider. The Appraisal does not list the property as a PUD but as a SFR.				Reviewer Comment ([Redacted] ): Client has new appraisal policy where they do not require appraisal correction	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557415	[Redacted]		RCKT2220028	24083481			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	The loan is designated Safe Harbor QM (APOR). Fail is due to missing reliable Third Party Verification of Self Employment.				Reviewer Comment ([Redacted] ): TPV was provided to satisfy exception	[Redacted]			1	A		MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557415	[Redacted]		RCKT2220028	24083482			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	A Reliable Third Party Verification of the Self Employment was missing from the file.				Reviewer Comment ([Redacted] ): Updated 3rd party verification. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		MA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557416	[Redacted]		RCKT2220033	24085427			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard insurance expiration date is [Redacted] and the Note date is [Redacted]. Insurance expires within [Redacted] of the Note and a renewal policy was not provided.
Reviewer Comment ([Redacted] ): Received and associated Replacement Cost Estimator and also HOI policy includes replacement cost coverage of [Redacted] due to which there is no shortfall. Exception Cleared.

Buyer Comment ([Redacted] ): Please see the attached replacement cost estimator for subject property showing the cost to rebuild is [Redacted], client's dwelling coverage is [Redacted] plus the policy includes endorsement Option ID which gives an additional [Redacted] (or [Redacted]) that covers above the replacement cost. HOI policy has sufficient coverage. Policy showing extended coverage endorsement attached also.

Buyer Comment ([Redacted] ): Please see the attached replacement cost estimator for subject property showing the cost to rebuild is [Redacted], client's dwelling coverage is [Redacted] plus the policy includes endorsement Option ID which gives an additional [Redacted]  (or [Redacted]) that covers above the replacement cost. HOI policy has sufficient coverage.

Reviewer Comment ([Redacted] ): Received the renewal policy with the expiration date of [Redacted]  also there is a coverage shortfall of [Redacted]. Please provide updated RCE to cover the shortfall. Exception remains.

Buyer Comment ([Redacted] ): Please see the attached renewal HOI policy.
																		[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557418	[Redacted]		RCKT2220066	24090456			Credit	Missing Document	General	Missing Document	Missing Document: Bank Statements - Personal not provided		The bank statement to support source of EMD is missing from the file.				Reviewer Comment ([Redacted] ): [Redacted] bank statements for account [Redacted] provided for the source of the [Redacted]. Since sufficient funds would not be available after the prior [Redacted] EMD would have cleared, excluded this from another bank account. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557418	[Redacted]		RCKT2220066	24090454			Credit	Missing Document	General	Missing Document	Missing Document: Bank Statements - Personal not provided		The bank statement to support source of EMD is missing from the file.				Reviewer Comment ([Redacted] ): Bank statements provided for [Redacted]. EMD in the amount of [Redacted] shows as cleared from this account. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557418	[Redacted]		RCKT2220066	24090458			Credit	Missing Document	General	Missing Document	Missing Document: Bank Statements - Personal not provided		The bank statement to support source of EMD is missing from the file.				Reviewer Comment ([Redacted] ): Bank statements provided for acct [Redacted]. EMD in the amount of [Redacted] had not yet cleared. However, sufficient funds were in the account and evidence of receipt of the check was provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557418	[Redacted]		RCKT2220066	24094413			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted] ): Received bank statements - Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: This is not a finance charge. The Furniture is not part of the loan, cost of financing, and was agreed upon by the buyer and seller. No finance charge redisclosure will be provided for this.	[Redacted]			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557420	[Redacted]		RCKT2220071	24081395			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment ([Redacted] ): Please see attached.		[Redacted]		2	B		CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557420	[Redacted]		RCKT2220071	24081128			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Final Title Policy Amount of [Redacted] is less than the note amount of [Redacted].0				Reviewer Comment ([Redacted] ): Received Title Commitment with sufficient Policy amount of [Redacted]. Document attached and updated. Exception Cleared. Buyer Comment ([Redacted] ): Please see attached.	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557421	[Redacted]		RCKT2220074	24085671			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).					Reviewer Comment ([Redacted] ): Fees do not exceed [Redacted]. Buyer Comment ([Redacted] ): Please see the attached points and fees calculation breakdown. Exception is stating an incorrect loan amount compared to the calculation attached.	[Redacted]			1	A		NC	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557421	[Redacted]		RCKT2220074	24085934			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Due to QM Points and Fees failure.				Reviewer Comment ([Redacted] ): Safe Harbor QM (APOR). Buyer Comment ([Redacted] ): Please see the attached points and fees calculation breakdown. Exception is stating an incorrect loan amount compared to the calculation attached.	[Redacted]			1	A		NC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557423	[Redacted]		RCKT2220092	24086373			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The calculated HOA Dues were [Redacted] per the appraisal. Amount utilized on the final CD was [Redacted]. Please provide documentation to verify HOA Dues are in fact [Redacted] or provide PC CD and Letter to Borrower correcting the Estimated Property Costs over [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received Corrected CD and LOX. Buyer Comment ([Redacted] ): See attached. Will ship [Redacted].		[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557424	[Redacted]		RCKT2220099	24086349			Compliance	Compliance	State Compliance	State Defect	[Redacted] SB 1894	[Redacted] Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	The IL Certificate of Compliance was not found attached to the Security Instrument.				Reviewer Comment ([Redacted] ): Cert of Compliance provided. Exception cleared. Buyer Comment ([Redacted] ): Please see attached disclosure.	[Redacted]			1	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557424	[Redacted]		RCKT2220099	24086348			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] of the loan application date.	All disclosures were electronically sent [Redacted]
Reviewer Comment ([Redacted] ): File passes ECOA timing. Exception cleared

Reviewer Comment ([Redacted] ): Appraisal Delivery Waiver dated [Redacted] provided, however the exception is for evidence that the borrower was provided with the Right to Receive a Copy of the Appraisal Disclosure provided within [Redacted] of the loan application date of [Redacted]. Exception remains.

Reviewer Comment ([Redacted] ): Received the LE dated [Redacted].  The LE dated [Redacted] was not provided.  Please provide the [Redacted] LE for review.

Buyer Comment ([Redacted] ): Attached are the [Redacted] and [Redacted] LE's. The borrower did not sign a 1003 until [Redacted]. The timing of this disclosure is attached to the 1003 and not the 6 pieces of information. Please review to clear this condition.

Reviewer Comment ([Redacted] ): E-sign document indicates 6 pieces of information received on [Redacted] and shows LE issued on [Redacted] and [Redacted].  Loan file shows earliest  1003 signed by LO on [Redacted].  Please provide initial LE and [Redacted] LE, Initial 1003 signed by LO on [Redacted].

Buyer Comment ([Redacted] ): The borrower did not sign the intent to proceed with the application until [Redacted]. The application was then printed to be esigned on [Redacted]. This is the application date. Please review to clear this condition.

Reviewer Comment ([Redacted] ): Application date appears to be [Redacted].  Please provide initial LE for testing.

Buyer Comment ([Redacted] ): Please see attached appraisal delivery waiver.
																		[Redacted]			1	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557424	[Redacted]		RCKT2220099	24085012			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage insufficient. Updated HOI or RCE was not found on file.				Reviewer Comment ([Redacted] ): Received replacement cost estimator document and associated. exception cleared. Buyer Comment ([Redacted] ): Please see attached RCE confirming sufficient coverage.	[Redacted]			1	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557426	[Redacted]		RCKT2220124	24080647			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The title commitment report in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted]. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment ([Redacted] ): Received Final Title and updated the clarity hence associated the same. Buyer Comment ([Redacted] ): Please see the attached title policy.	[Redacted]			1	A		HI	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557427	[Redacted]		RCKT2220134	24086467			Credit	TRID	General	TRID	Refi Purpose reflects Rate/Term and cash out greater than the lesser of [Redacted] of the loan amount or [Redacted].		Additional lien considered cash out.				Reviewer Comment ([Redacted] ): Cleared. HELOC paid off at closing meets lender requirements for a Rate/Term Refinance. Buyer Comment ([Redacted] ): Guide allows for paying off a second as a rate/term as long as it is seasoned over [Redacted] and there are no draws in the last [Redacted]. Credit supp attached confirming no draws. Please review to clear this condition.	[Redacted]			1	A		TN	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557427	[Redacted]		RCKT2220134	24094924			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard Insurance HOI Provided within [Redacted] of note date. Renew was not provided				Reviewer Comment ([Redacted] ): Cleared. Lender requirement is within [Redacted] of the Note and the insurance is acceptable. Reviewer Comment ([Redacted] ): Exception will be remains as Hazard insurance policy will be expired within [Redacted] of note date and we required renew Hazard Insurance Policy. Exception Remains. Buyer Comment ([Redacted] ): Guidelines require the renewal when the policy expires within [Redacted] of the note date. This is [Redacted] which meets guidelines. Please review to clear this condition.	[Redacted]			1	A		TN	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557427	[Redacted]		RCKT2220134	24086186			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___
Reviewer Comment ([Redacted] ): Cleared.  Third party verification was provided for the borrower's primary business.  Third party verification is not required for the business loss used in qualifying.

Reviewer Comment ([Redacted] ): We already have third party verification for [Redacted] and it is associated however we need third party verification for [Redacted] as that income was also considered for calculations according to Aus hence request you to please provide the required document

Buyer Comment ([Redacted] ): 3rd party verification is only needed for [Redacted] as this is the only business with positive income being used to qualify. The others either are not being used for income or show a loss in which case 3rd party verification is not needed. Please see attached verification for the one business which requires it.
																		[Redacted]			1	A		TN	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557428	[Redacted]		RCKT2220137	24086293			Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	[Redacted] Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	The [Redacted] Home Loan disclosure was not located in the file.				Reviewer Comment ([Redacted] ): Received [Redacted] Complaints and updated. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached Notice of Agency to receive Complaints	[Redacted]			1	A		SC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557429	[Redacted]		RCKT2220167	24086716			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The difference is due to the calculated monthly HOA Dues of [Redacted] per the appraisal versus [Redacted] as reflected on the final CD. This resulted in the Amount of Non-Escrowed Property Costs Over [Redacted]1 being incorrect on [Redacted] of the final closing disclosure.				Reviewer Comment ([Redacted] ): Received revised PCCD and LOE to B. Buyer Comment ([Redacted] ): Please see the attached for the corrected CD matching HOA dues on the appraisal, LOE to client and [Redacted] label		[Redacted]		2	B		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557430	[Redacted]		RCKT2220176	24080751			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted] ): [Redacted] received proof of increase of fee. Exception cleared. Buyer Comment ([Redacted] ): See attached.	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557430	[Redacted]		RCKT2220176	24080927			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient and an updated policy / RCE was not found on file.				Reviewer Comment ([Redacted] ): As per the attached document, the home is insured to the full replacement cost. And no replacement cost estimator is available in the file. Attached the document and clarity updated. Hence exception cleared. Buyer Comment ([Redacted] ): See attached.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557431	[Redacted]		RCKT2220189	24092806			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Due to missing income documents.				Reviewer Comment ([Redacted] ): Cleared - Third Party Verification provided.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557431	[Redacted]		RCKT2220189	24091954			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Acceptable Third Party Verification of the business was not found in the file. A copy of the companies Workman's Compensation policy was provided which is acceptable per lender's guidelines. However, the policy expired [Redacted] which was prior to the [Redacted] guidelines.				Reviewer Comment ([Redacted] ): Cleared - Third Party Verification provided. Buyer Comment ([Redacted] ): Job notes have been updated to accept post close verification as long as tax return were obtained prior to close. Please review to clear this condition or escalate to [Redacted]. Reviewer Comment ([Redacted] ): Provided Business report is not within [Redacted] of the Note date ([Redacted]). Exception remains. Buyer Comment ([Redacted] ): Please see attached business report confirming the business is active. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557432	[Redacted]		RCKT2220200	24083699			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee matches CD, no valid change circumstance was provided.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		VA	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557433	[Redacted]		RCKT2220204	24085476			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or [Redacted])	Unable to determine the Lender at Origination based on the documents provided.				Buyer Comment ([Redacted] ): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		HI	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557435	[Redacted]		RCKT2220225	24087600			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The HOA dues on the appraisal reflects [Redacted] a year which equates to [Redacted] monthly. The HOA Dues utilized on the final Closing Disclosure was [Redacted] a month. Provided documentation verifying the HOA dues are in fact [Redacted] a month or PC CD and letter to borrower explaining the correction.				Reviewer Comment ([Redacted] ): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted] ): Please see the attached for the Corrected CD, LOE to client and [Redacted] label, HOA amount updated to [Redacted]/annually to match the appraisal		[Redacted]		2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557436	[Redacted]		RCKT2220239	24093528			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Income verification is needed for proof of income for borrower in order to use borrower income for qualifying method. No verification of income was provided in loan file				Reviewer Comment ([Redacted] ): Cleared. Social security income is reflected on 1040 transcripts and is acceptably documented. Buyer Comment ([Redacted] ): Continuance can be assumed as co-client is of retirement age, further documentation is not required. Reviewer Comment ([Redacted] ): Please provide Award Letter or Continuance letter to verify the Social Security Income as minimum three year continuity is required to consider the income as per the guideline. Buyer Comment ([Redacted] ): Client is qualifying with Social Security income, continuance is not required.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557437	[Redacted]		RCKT2220248	24098473			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Property type discrepancy.		The Subject Property is a PUD as documented by the Security Instrument and PUD Rider in file while the Appraisal is not marked as a PUD.				Reviewer Comment ([Redacted] ): Client has new appraisal policy where they do not require appraisal correction	[Redacted]			1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557438	[Redacted]		RCKT2220257	24084374			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee increased from [Redacted] to [Redacted] and a valid Change of Circumstance was not provided.				Reviewer Comment ([Redacted] ): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted] ): Please see the attached screenshot from the lenders LOS confirming the increase in fees was requested by the appraiser on [Redacted] due to complexity.	[Redacted]			1	A		IN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557438	[Redacted]		RCKT2220257	24084376			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax of [Redacted] was added to the Loan Estimate dated [Redacted] and a valid Change of Circumstance was not provided.				Reviewer Comment ([Redacted] ): [Redacted] Received PCCD, LOE, Copy of check and Delivery report for the cure provided. Buyer Comment ([Redacted] ): Please see the attached check, lox, corrected CD and shipping label. Reviewer Comment ([Redacted] ): Requested documentation not yet received.		[Redacted]		2	B		IN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557439	[Redacted]		RCKT2220259	24083820			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Erroneous: Hazard Insurance Policy in file is effective [Redacted]. Note date is [Redacted]. Final CD disbursement date is [Redacted].				Reviewer Comment ([Redacted] ): The Policy effective date is of the Disbursement date of the loan. Exception cleared Buyer Comment ([Redacted] ): Please see exception notes stating the effective date of [Redacted] matches the disbursement date which meets guidelines, please clear.	[Redacted]			1	A		UT	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557440	[Redacted]		RCKT2220264	24083205			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The recording fee increased from [Redacted] to [Redacted] on the final CD with an issue date of [Redacted]. The re-disclosure history indicated it was due to requiring a Deed. The trigger for this increase would have been the Title Commitment of which the Production Date reflects [Redacted]. Therefore the change issued on [Redacted] was not provided timely as required. A tolerance cure is required in the amount of [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment ([Redacted] ): Attached is the redisclosure packag which cures both zero percent tolerance issues. Please review to clear this condition.

Reviewer Comment ([Redacted] ): PCCD, Letter to Borrower, copy of check and [Redacted] shipping label was provided for the [Redacted] tolerance cure.  Per [Redacted] Tracking, the package has not yet shipped.  Documentation required verifying borrower receipt of the package.

Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue. Please review to clear this condition.
																			[Redacted]		2	B		NV	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557440	[Redacted]		RCKT2220264	24082059			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The Homeowner's Insurance policy expired on [Redacted]1 which is within [Redacted] of the [Redacted] loan closing.				Reviewer Comment ([Redacted] ): Renewal documents proviced. Buyer Comment ([Redacted] ): Please see attached renewal.	[Redacted]			1	A		NV	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557443	[Redacted]		RCKT2220281	24098000			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Title fees found in section B are subject to [Redacted] tolerance. Title- Closing Protection Letter was increase w/o valid COC.
Reviewer Comment ([Redacted] ): [Redacted] received corrected PCCD with LOE for the Title - CPL fee moved from section B to C for unlimited tolerance section. Also, borrower shopped for own service provider and also fee is not bound by a tolerance.

Buyer Comment ([Redacted] ): Please see the attached redisclosure package moving the fee from section B to section C.

Reviewer Comment ([Redacted] ): [Redacted] upon further review as fee as not disclosed in LE and in CD fee is disclosed in sec B and also the payee name is not same as other title companies hence it is reflecting in [Redacted] percent tolerance. Please provide updated PCCD & LOE moving the fee to sec C or please provide cure documents.

Buyer Comment ([Redacted] ): This fee should not be subject to [Redacted] tolerance.The CPL fee was charged by an off sheet title company.
																		[Redacted]			1	A		VA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557444	[Redacted]		RCKT2220283	24087716			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		AZ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557445	[Redacted]		RCKT2220296	24091257			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Third party verification of the borrower's self employment with ,[Redacted] was not provided for review. An CPA letter was in the file but it does not provide a start date.				Reviewer Comment ([Redacted] ): Cleared. All required documents have been provided. Buyer Comment ([Redacted] ): A copy of the clients [Redacted] 1040 is in your loan file on page [Redacted] and the [Redacted] Tax transcript is in your loan file on page [Redacted] Reviewer Comment ([Redacted] ): Require most recent year 1040 tax return signed and dated to clear this exceptions. Exception Remains. Buyer Comment ([Redacted] ): Please see the attached third party verification of the clients Self employment	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557445	[Redacted]		RCKT2220296	24091259			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Third party verification of the borrower's self employment with ,[Redacted] was not provided for review. An CPA letter was in the file but it does not provide a start date.				Reviewer Comment ([Redacted] ): Cleared. All required documents have been provided. Buyer Comment ([Redacted] ): A copy of the clients [Redacted] 1040 is in your loan file on page [Redacted] and the [Redacted] Tax transcript is in your loan file on page [Redacted] Reviewer Comment ([Redacted] ): Require most recent year 1040 tax return signed and dated to clear this exceptions. Exception Remains. Buyer Comment ([Redacted] ): Please see the attached third party verification of the clients Self employment	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557445	[Redacted]		RCKT2220296	24090534			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Tax Service Fee (Life Of Loan) fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.
Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of refund check and proof of delivery provided.  Exception cleared.

Buyer Comment ([Redacted] ): Please see the attached Proof of delivery for the package.

Reviewer Comment ([Redacted] ): [Redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower. However, as per the tracking ID the package has not yet been picked up for delivery. Exception to be cured once the package is shipped or delivered to the borrower.

Buyer Comment ([Redacted] ): Please see the attached for the LOE to client, corrected CD, [Redacted] label and refund check
																			[Redacted]		2	B		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557445	[Redacted]		RCKT2220296	24091260			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; However , the Appraisal shows correct monthly HOA fee of [Redacted] which would be [Redacted] annually.				Reviewer Comment ([Redacted] ): Received PCCD and copy of letter to borrower for correction of Non-Escrowed Property Costs over [Redacted]. Buyer Comment ([Redacted] ): Please see the attached for the LOE to client, corrected CD, [Redacted] label and refund check		[Redacted]		2	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557446	[Redacted]		RCKT2220314	24084819			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was executed on Model Form H-8 verses Model Form H-9.				Buyer Comment ([Redacted] ): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557447	[Redacted]		RCKT2220330	24090760			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List Updated date was [Redacted] which was not within [Redacted] of when it was provided to the borrower.				Buyer Comment ([Redacted] ): Acknowledged as non-material Reviewer Comment ([Redacted] ): The List Updated date was [Redacted] on the recent document provided [Redacted]. This list update date of [Redacted] is not within [Redacted], as required, of [Redacted] which was the date the disclosure was provided to the borrower. Buyer Comment ([Redacted] ): Please see the attached document.			[Redacted]	2	B		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557447	[Redacted]		RCKT2220330	24090762			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The lender incorrectly disclosed the H06 policy under other versus Homeowner's Insurance in the Estimated Taxes, Insurance & Assessments section.				Buyer Comment ([Redacted] ): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Reviewer Comment ([Redacted] ): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.			[Redacted]	2	B		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557447	[Redacted]		RCKT2220330	24090886			Compliance	Compliance	State Compliance	State Defect	[Redacted] SB 1894	[Redacted] Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Certificate of Compliance not found attached to the Security Instrument.				Reviewer Comment ([Redacted] ): Received [Redacted] Anti- Predatory Lending certificate. Document attached and updated. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached [Redacted] Anti-Predatory lending certificate.	[Redacted]			1	A		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557448	[Redacted]		RCKT2220338	24086219			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted] ): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557448	[Redacted]		RCKT2220338	24083859			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Income from was calculated at [Redacted] versus [Redacted]. Using [Redacted] and [Redacted] tax returns, [Redacted] average was [Redacted] which increases DTI to [Redacted].				Reviewer Comment ([Redacted] ): Cleared. AUS only required [Redacted]. Income supported. Buyer Comment ([Redacted] ): See attached.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557448	[Redacted]		RCKT2220338	24084013			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	Income from was calculated at [Redacted] versus [Redacted]. Using [Redacted] and [Redacted] tax returns, [Redacted] average was [Redacted] which increases DTI to [Redacted].				Reviewer Comment ([Redacted] ): Cleared. AUS only requires [Redacted] and qualifying income supported by [Redacted] tax returns.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557448	[Redacted]		RCKT2220338	24084012			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Lender used higher income that verified, resulting in higher DTI.				Reviewer Comment ([Redacted] ): Cleared. AUS only requires [Redacted] and qualifying income supported by v tax returns.	[Redacted]			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557448	[Redacted]		RCKT2220338	24084014			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to DTI				Reviewer Comment ([Redacted] ): Cleared. AUS only requires [Redacted]and qualifying income supported by [Redacted] tax returns.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557448	[Redacted]		RCKT2220338	24084015			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	[Redacted] of final Closing Disclosure shows non-escrowed property costs of [Redacted] for Homeowner Association Dues. Appraisal shows annual HOA dues of [Redacted].				Reviewer Comment ([Redacted] ): PCCD along with letter to the borrower provided. Buyer Comment ([Redacted] ): See attached. Will ship tomorrow.		[Redacted]		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557449	[Redacted]		RCKT2220351	24098219			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Missing third party verification of borrower's self employment.				Reviewer Comment ([Redacted] ): Business License provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: Client received all their credits, please see [Redacted] of the CD where an amount equal or more to the tolerance value here was applied to the transfer taxes.	[Redacted]			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557449	[Redacted]		RCKT2220351	24087861			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Business License or third party verification of borrower's self employment is Missing				Reviewer Comment ([Redacted] ): Business license provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: We provided proof of self employment in the form of a business license.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557449	[Redacted]		RCKT2220351	24098220			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Missing third party verification of borrower's self employment.				Reviewer Comment ([Redacted] ): Business License provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: We provided proof of self employment in the form of a business license.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557449	[Redacted]		RCKT2220351	24090483			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change of circumstance was not provided for a reduction in lender credits.				Reviewer Comment ([Redacted] ): The final CD reflects the Transfer Taxes as paid to third party versus lender. However, Closing Disclosure Addendum found in the file shows that it was in fact paid by the lender in the lender credit. Buyer Comment ([Redacted] ): [Redacted]: Client received all their credits, please see [Redacted] of the CD where an amount equal or more to the tolerance value here was applied to the transfer taxes.	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557450	[Redacted]		RCKT2220378	24087536			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC dated [Redacted] with reason why the Appraisal Fee was increased on the LE dated [Redacted] hence after review the exception was cleared. Buyer Comment ([Redacted] ): Please see the attached valid appraisal cic.	[Redacted]			1	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557451	[Redacted]		RCKT2220381	24099302			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___					Reviewer Comment ([Redacted] ): As per Deal notes/guidelines we do not require additional P&L document for income losses hence, Exception cleared. Buyer Comment ([Redacted] ): The client's businesses all operated at a loss so additional information such as the P&L is not required. Please review to clear condition.	[Redacted]			1	A		NV	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557453	[Redacted]		RCKT2220402	24090638			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	-	Declaration was not explained in file for Borrower.
Reviewer Comment ([Redacted] ): Cleared.  Borrower did obtain new financing.  Lender provided all required documentation.

Buyer Comment ([Redacted] ): see initial explanation for following docs

Buyer Comment ([Redacted] ): Please see the attached documentation, non-subject mortgage coupon was obtained for client's property[Redacted] and full PITIA of [Redacted] was entered in REO. To bring DTI back in line, [Redacted] of tax returns were analyzed (tax returns and transcripts already provided with original loan images): rental income was included for non-subject property [Redacted], and co-client's [Redacted] was excluded as a business paid debt. Attached is a copy of the [Redacted] bank statements showing [Redacted] paid to [Redacted], this debt was replaced with the new [Redacted]debt opened [Redacted] on the credit report, there is evidence of payment since inception of the GM account attached also. Included is a copy of the new AUS, 1003, and 1008.

Buyer Comment ([Redacted] ): Please see the attached documentation, non-subject mortgage coupon was obtained for client's property [Redacted] and full PITIA of [Redacted] was entered in REO. To bring DTI back in line, [Redacted] of tax returns were analyzed (tax returns and transcripts already provided with original loan images): rental income was included for non-subject property [Redacted], and co-client's [Redacted] auto debt was excluded as a business paid debt. Attached is a copy of the [Redacted] bank statements showing [Redacted] paid to [Redacted], this debt was replaced with the new [Redacted] debt opened [Redacted] on the credit report, there is evidence of payment since inception of the [Redacted] account attached also. Included is a copy of the new AUS, 1003, and 1008.
																		[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557456	[Redacted]		RCKT2220435	24084801			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): PCCD and LOE provided Buyer Comment ([Redacted] ): Please see the attached for the LOE, [Redacted] label and corrected CD		[Redacted]		2	B		MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557458	[Redacted]		RCKT2220457	24083562			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7	Note Date: ___; Lien Position: ___	Collateral Desktop Analysis performed by [Redacted] on [Redacted] reflected that the CDA Value was Indeterminate.				Reviewer Comment ([Redacted] ): Updated BPO and hence exception cleared. Buyer Comment ([Redacted] ): please see BPO and 3 Point reconcilation obtained after the CDA came back indeterminate	[Redacted]			1	A		CO	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557459	[Redacted]		RCKT2220462	24095677			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Notice of Right to Cancel was executed on Model Form H-8 versus Model Form H-9.				Buyer Comment ([Redacted] ): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557463	[Redacted]		RCKT2220621	24091514			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Walls-In Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.				Buyer Comment ([Redacted] ): We disclose the Walls In Coverage this way to create a more consumer friendly closing disclosure. The client can view page [Redacted] to see the breakdown in detail.			[Redacted]	2	B		AZ	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557463	[Redacted]		RCKT2220621	24086076			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on [Redacted] was not found in the file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.
Reviewer Comment ([Redacted] ): Documentation provided to verify the date of increase of the appraisal fee.  Exception cleared.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): Please see attached LOS screenshots showing the date that the appraisal fee increased was received by [Redacted] on [Redacted].  Review to clear condition.

Reviewer Comment ([Redacted] ): Please provide documentation of date required increase to appraisal was received was received for testing.  VCC for [Redacted] change is required.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): [Redacted] was informed on [Redacted] of the increase to the appraisal fee due to the property being a high end condo.  The client was provided a Loan Estimate [Redacted] informing of the change to the appraisal fee.  See attached LE and review to clear condition.
																		[Redacted]			1	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216557464	[Redacted]		RCKT2220636	24084838			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Unable to determine if Hazard Policy is sufficient as the Estimated Cost New is missing from the file.				Reviewer Comment ([Redacted] ): Received revised hazard insurance policy document with rebuilding cost/replacement cost and associated. Exception cleared. Buyer Comment ([Redacted] ): Please see attached email from the insurance provider indicating the replacement cost of the property is [Redacted] and covered by the same amount of dwelling coverage.	[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216557465	[Redacted]		RCKT2220651	24091230			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List Updated reflected [Redacted] which is greater than [Redacted] from when the disclosure was provided to the borrower.				Buyer Comment ([Redacted] ): The list provided hadn't been changed because the information is still accurate. There is no assignee liability and we provided the disclosure in line with regulation.			[Redacted]	2	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632074	[Redacted]		RCKT2220027	24199570			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Correct, HOA fees were not disclosed. [Redacted] per year required by document [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted] ): Please see attached		[Redacted]		2	B		NC	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632077	[Redacted]		RCKT2220073	24200339			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The Verification of employment was completed on [Redacted] which is less than [Redacted] of the Note.				Reviewer Comment ([Redacted] ): VOE from [Redacted] provided. Exception cleared. Reviewer Comment ([Redacted] ): As per the documentation received in the file, third party verification was done on [Redacted] after the note date of [Redacted]. Provide VVOE within [Redacted] from the note date. Buyer Comment ([Redacted] ): Please see the attached current [Redacted] for [Redacted]	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632079	[Redacted]		RCKT2220127	24200709			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Per the Closing Disclosure Addendum the Recording Fee is included in the Relocation Paid Direct Bill Credit breakdown. The Final CD reflects Recording Fees totaling [Redacted]. This amount exceeds the established binding amount of [Redacted] plus [Redacted] equaling a [Redacted] threshold. The documented Changed Circumstance on [Redacted] discloses an increase to [Redacted] to the borrower, but there is no documented updated Changed Circumstance to correlate to the additional increase to [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery, Copy of Refund Check

Buyer Comment ([Redacted] ): Please see the attached for the LOE to client, refund check copy, Corrected CD and [Redacted] label

Reviewer Comment ([Redacted] ): The recording fees increased from [Redacted] to [Redacted] on the CD dated [Redacted].. The fee subsequently increased to [Redacted] on the final CD dated [Redacted] without a valid change in file. A change of circumstance was in fact provided for the increase on [Redacted]. However, if the increase is less than [Redacted], there is no re-baselining. Therefore, the baseline on this loan reverts back to [Redacted]. This requires a tolerance cure in the amount of [Redacted].    Please provide a PC CD, Explanation to Borrower, copy of the check, and evidence of receipt of the package in order to clear this exception.

Buyer Comment ([Redacted] ): As indicated on the re-disclosure on page [Redacted] of your loan file, the property type was changed from a Single family home to a PUD resulting in the increase of the recording fee to the [Redacted]. Therefore the new Baseline for this fee is [Redacted] with a tolerance of [Redacted].
																			[Redacted]		2	B		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632082	[Redacted]		RCKT2220144	24201942			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change of circumstance was provided for a reduction in lender credits.				Reviewer Comment ([Redacted] ): [Redacted] received changed circumstance with additional information Buyer Comment ([Redacted] ): Please see the attached CIC showing credits decreased because there was a lock extension that cost [Redacted] which is the difference between the old discount and the new.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632082	[Redacted]		RCKT2220144	24200791			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Policy is file expires [Redacted]				Reviewer Comment ([Redacted] ): Updated policy provided Buyer Comment ([Redacted] ): Please see the attached renewal HOI policy covering [Redacted]. Disregard previously uploaded document as that was only a partial copy of the policy. Complete policy has been uploaded now. Buyer Comment ([Redacted] ): Please see the attached renewal HOI policy covering [Redacted].	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632083	[Redacted]		RCKT2220203	24213318			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, insurance and Assessments in the Projected Payments Section of the Closing Disclosure. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance Bucket.
Buyer Comment ([Redacted] ): Waived as immaterial

Reviewer Comment ([Redacted] ): The exception was regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners Insurance, but instead was disclosed under Other.The amounts to be considered under the "Homeowner's Insurance" category are "Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…" (§1026.4(b)(8)). On the [Redacted] [Redacted] webinar hosted by the CFPB, it was clarified Flood Insurance would be placed within the Homeowner's Insurance category of the Estimated Taxes, Insurance & Assessments section as it would fall into the definition provided above. The commentary to 1026.37(c)(4)(iv)-2 then states:"Amounts paid by the creditor using escrow account funds. Section 1026.37(c)(4)(iv) requires the creditor to disclose an indication of whether the amounts disclosed pursuant to § 1026.37(c)(4)(ii) will be paid by the creditor using escrow account funds. If the amount disclosed pursuant to § 1026.37(c)(4)(ii) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor may indicate that only some of those amounts will be paid using escrow account funds, such as by using the word "some." As a result, the disclosure of "Some" next to the "Homeowner's Insurance" description would be accurate given that the flood portion of the Homeowner's Insurance will be escrowed while the Hazard Insurance will not be. As stated above, given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EV2-B accordingly.

Buyer Comment ([Redacted] ): This is correctly disclosed as a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.
																				[Redacted]	2	B		FL	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632084	[Redacted]		RCKT2220280	24204199			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Mortgage Broker Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted] ): [Redacted] received lender attestation confirming CD Broker fee-flat for [Redacted] is same as the LE Underwriting and Processing fee.

Reviewer Comment ([Redacted] ): [Redacted] agreed the Processing fee + Underwriting fee disclosed as Broker fee under Origination charges on CD dated [Redacted]. However, we also required corrected PCCD with LOE (Lender Attestation) explaining to the same as mentioned in the comment in order to re-baseline or Provide valid COC with additional information as to why the Broker fee added in CD dated [Redacted]. Otherwise Cure is required in order to clear this exception.

Buyer Comment ([Redacted] ): The Fee in question is listed in Section A of the final CD under origination charges just as it is on the initial loan estimate, the only difference is the breakdown of the charge. This is documented in accordance with TRID requirements and does not exceed any Tolerance Thresholds, please clear this issue.

Reviewer Comment ([Redacted] ): [Redacted] required lender attestation explaining the same stated in comment to clear this exception. Exception remains.

Buyer Comment ([Redacted] ): The Broker Fee of [Redacted] was disclosed on the initial loan estimate dated for [Redacted] and is in your loan file on page [Redacted] however, the fee was listed as Processing Fee [Redacted] + Underwriting Fees [Redacted] = [Redacted]
																		[Redacted]			1	A		MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632084	[Redacted]		RCKT2220280	24204200			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to [Redacted] from transaction date of [Redacted].	Post Close Closing Disclosure dated [Redacted] shows a disbursement date of [Redacted].
Reviewer Comment ([Redacted] ): PCCD with incorrect disbursement date was sent in error hence removed the same and considered only Final CD with issue date [Redacted] and disbursement date as [Redacted]. Exception Cleared.

Buyer Comment ([Redacted] ): The post closing CD dated for [Redacted] was provided in error and has no effect on the final figures and actual loan closing or disbursement date for this loan

Reviewer Comment ([Redacted] ): The issue is the disbursement date on the Post Closing CD issued on [Redacted].  The closing date is [Redacted] and the disbursement date is [Redacted] versus [Redacted] which is the actual date the loan disbursed.

Buyer Comment ([Redacted] ): The transaction/closing date for this loan is [Redacted] as listed on the true client executed CD dated for [Redacted], the Fully executed mortgage/Deed of trust, the Note and the signed Notice of Right to Cancel. The Loan disbursed on [Redacted] which is also listed on the signed CD from [Redacted] and met the [Redacted] requirement from the transaction date, please see the duplicate exception that was canceled.
																		[Redacted]			1	A		MD	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632084	[Redacted]		RCKT2220280	24202850			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Property [Redacted] is listed on 1040's, however not on final 1003. There is indication of a payoff requested in the file - but no documentation/final CD showing property was sold. Lender to provide documentation/proof sold. Further conditions may apply. Missing insurance verification and mortgage statement for property at [Redacted].
Reviewer Comment ([Redacted] ): Received document regarding property [Redacted] was sold and associated the same in file, exception cleared.

Buyer Comment ([Redacted] ): Please see the attached property information from the county confirming that [Redacted] was sold

Reviewer Comment ([Redacted] ): Received Closing Disclosure fort the property located at [Redacted] however no documentation has been provided for the property [Redacted] listed on 1040's and not on final 1003. Exception remains.

Buyer Comment ([Redacted] ): lease attached for [Redacted]

Buyer Comment ([Redacted] ): Please see the attached CD for [Redacted], this property was purchased while in process of refinancing our subject.
																		[Redacted]			1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632084	[Redacted]		RCKT2220280	24205932			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title Commitment reflects coverage of [Redacted]. Final title policy not provided in file.				Reviewer Comment ([Redacted] ): Received revised commitment with correct coverage amount Buyer Comment ([Redacted] ): Please see the attached for the correct Title Commitment	[Redacted]			1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632086	[Redacted]		RCKT2220341	24202754			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The Security Instrument ([Redacted]) in file is not for the borrowers.				Reviewer Comment ([Redacted] ): Received Security Instrument document, updated details and document associated. Exception Cleared. Buyer Comment ([Redacted] ): please see attached	[Redacted]			1	A		WA	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632089	[Redacted]		RCKT2220429	24201468			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] Received COC dated [Redacted] which shows appraisal fee increased due to Rush request. No additional cure is needed. Buyer Comment ([Redacted] ): Please see attached	[Redacted]			1	A		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632089	[Redacted]		RCKT2220429	24202083			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing self employment income document for [Redacted] as listed on 1003. Unable to verify income on 1040 provided.
Reviewer Comment ([Redacted] ): Escalated the issue.  Exception cleared.

Buyer Comment ([Redacted] ): We have provided documentation supporting  [Redacted] owns the two properties in question. We disagree the income should be input in REO as they are business owned and correctly entered as self employment

Reviewer Comment ([Redacted] ): Cleared in error

Reviewer Comment ([Redacted] ): Please provide a revised 1003 correctly reflecting the two rental properties at [Redacted] and [Redacted] in the Schedule of REO and show correct cash flow for a total of [Redacted].  In addition,  please remove SE business at [Redacted] with a monthly income of [Redacted] as this is actually rental income for the two [Redacted] properties.

Buyer Comment ([Redacted] ): [Redacted] are owned by this business. The rental income is being pulled from the schedule E. The borrower does not file a schedule C for this business. Attached are supporting docs showing the borrower's company owns these and the income comes from the schedule E.

Reviewer Comment ([Redacted] ): The only business reflected on the [Redacted] Schedule C is for [Redacted].  Missing income documentation for [Redacted].  Qualifying income used was [Redacted] per month.

Buyer Comment ([Redacted] ): This is a sole prop and these documents do not exist. Please review to clear this condition.

Reviewer Comment ([Redacted] ): File is still missing income docs, 1065([Redacted]), Balance sheet , K-1 ([Redacted]) as listed on final 1003.Exception remains.

Buyer Comment ([Redacted] ): Please see third party verification attached
																		[Redacted]			1	A		PA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632091	[Redacted]		RCKT2220536	24202291			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final Closing Disclosure include HOA dues of [Redacted] per year in non-escrowed property costs over [Redacted]. Appraisal show HOA dues of [Redacted] per year.
Reviewer Comment ([Redacted] ): [Redacted] received PCCD and LOE; exception is cured.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): See attached PCCD with [Redacted] label and client letter and review to clear condition.

Reviewer Comment ([Redacted] ): [Redacted] Agree with Tax and Insurance amount; however, HOA amount as per appraisal is [Redacted]. Provide PCCD and LOE with Estimated property cost over [Redacted] as [Redacted] or supporting documents to match HOA Cost [Redacted].

Buyer Comment ([Redacted] ): the non-escrowed property costs include HOI of [Redacted], taxes of [Redacted] and HOA of [Redacted] which equals the amount on the CD of [Redacted].  Review to clear condition.
																			[Redacted]		2	B		OH	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632091	[Redacted]		RCKT2220536	24202793			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted] ): YTD P&L updated for Borrower's S-Corp income. Exception Cleared Buyer Comment ([Redacted] ): Please review to clear exception based upon responses and supporting documentation.	[Redacted]			1	A		OH	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632091	[Redacted]		RCKT2220536	24202282			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.					Reviewer Comment ([Redacted] ): YTD P&L updated, Exception cleared. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached SOS search and information from the company website and review to clear condition.	[Redacted]			1	A		OH	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632092	[Redacted]		RCKT2220560	24202887			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of Homeownership Counseling Organizations provided to the borrowers on [Redacted] was older than [Redacted].
Buyer Comment ([Redacted] ): Waiving exception.

Reviewer Comment ([Redacted] ): List was not updated within [Redacted] of issuance of disclosure.  Exception remains.

Buyer Comment ([Redacted] ): See top left corner of first page in document uploaded-- dated [Redacted]. [Redacted] date on [Redacted] is irrelevant. It only signifies that the list was updated in [Redacted] and there wasn't any need to update the list again in [Redacted] when the loan was in process.

Reviewer Comment ([Redacted] ): The exception should have stated that the list provided on [Redacted] and [Redacted] reflected that the list was updated on [Redacted] (from [Redacted] of the disclosure).  This list must not be older than [Redacted] when provided to the borrower.  Exception remains.

Buyer Comment ([Redacted] ): Application date was [Redacted]. LE was was issued on [Redacted] ([Redacted] was a [Redacted]). List of Homeownership Counseling Orgs was not more than [Redacted] old.
																				[Redacted]	2	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632092	[Redacted]		RCKT2220560	24213583			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Failure is due to missing income documentation for borrower 1's current employment with [Redacted].				Reviewer Comment ([Redacted] ): All required income documentation has been provided.	[Redacted]			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632092	[Redacted]		RCKT2220560	24213584			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Wages	General QM: Unable to verify current Wages / W-2 employment status using reasonably reliable third-party records.	File is missing income documentation for borrower 1's current employment with [Redacted].				Reviewer Comment ([Redacted] ): All required income documentation has been provided. Buyer Comment ([Redacted] ): Client is not employed with [Redacted]. That is the [Redacted] he belongs to and he does not receive a pay stub or W2 from it. He receives pay from [Redacted] and [Redacted]. Proof of employment for both of those employers has been provided.	[Redacted]			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632092	[Redacted]		RCKT2220560	24213585			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	File is missing income documentation for borrower 1's current employment with [Redacted].				Reviewer Comment ([Redacted] ): All required income documentation has been provided. Buyer Comment ([Redacted] ): Client is not employed with [Redacted]. That is the [Redacted] he belongs to and he does not receive a pay stub or W2 from it. He receives pay from [Redacted] and [Redacted]. Proof of employment for both of those employers has been provided.	[Redacted]			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632092	[Redacted]		RCKT2220560	24202895			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.					Reviewer Comment ([Redacted] ): Amount is within [Redacted]. Exception is clear. Buyer Comment ([Redacted] ): Please see attached.	[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632092	[Redacted]		RCKT2220560	24213526			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Property type discrepancy.	Appraisal property type of ___ does not match Guideline property type of ___.	Per AUS and Security instrument, property is a PUD. 1004 does not indicate property as a PUD.
Reviewer Comment ([Redacted] ): Lender does not want exceptions for inconsistencies with the property type.

Buyer Comment ([Redacted] ): I have confirmed that the subject property is a detached PUD.

Reviewer Comment ([Redacted] ): As per 1004 in the file, property type is detached however AUS and Security instrument shows the property type is PUD. Please confirm correct property type. Exception remains.

Buyer Comment ([Redacted] ): The PUD box is not required to be checked and the security instrument doesn't need to be updated. However, the HOA dues have been updated to [Redacted] and a PCCD will be mailed to the borrower.
																		[Redacted]			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632093	[Redacted]		RCKT2220570	24208355			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing third party of borrower's self employment- [Redacted]
Reviewer Comment ([Redacted] ): Document received which shows business is in good standing. Document attached and updated. Exception cleared.

Buyer Comment ([Redacted] ): Please see the additional document obtained from SOS stating the business is in good standing as of [Redacted], which goes beyond the closing date. Client is associated with and business is active according to this document, please clear.

Reviewer Comment ([Redacted] ): Third party verification provided is not dated to confirm that it is within [Redacted] of the Note.  Exception remains.

Buyer Comment ([Redacted] ): Please see attached proof of self-employment obtained during process.
																		[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632093	[Redacted]		RCKT2220570	24204301			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Provide an updated title policy showing sufficient coverage/loan amount figure				Reviewer Comment ([Redacted] ): FTP with correct coverage provided. Buyer Comment ([Redacted] ): Please see the attached title policy matching the note amount.	[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632093	[Redacted]		RCKT2220570	24208368			Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Ability to Repay not Verified)	[Redacted] Home Loan (HB1322): Borrower's ability to repay not verified with reliable documentation.	Missing third party of borrower's self employment- [Redacted]
Reviewer Comment ([Redacted] ): Third party verification received from Secretary of State verifying existence of the business as of [Redacted].  Exception cleared.

Buyer Comment ([Redacted] ): Please see the additional document obtained from SOS stating the business is in good standing as of [Redacted], which goes beyond the closing date. Client is associated with and business is active according to this document, please clear.

Reviewer Comment ([Redacted] ): Third party verification provided is not dated to confirm that it is within [Redacted] of the Note.  Exception remains.

Buyer Comment ([Redacted] ): Please see attached proof of self-employment obtained during process.
																		[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632094	[Redacted]		RCKT2220611	24204382			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The Final CD [Redacted] reflects a Finance Charge of [Redacted] - while the Calculated Finance Charge is [Redacted]. There is a variance of [Redacted] which is attributed to the Third Party Processing Fee of [Redacted].				Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and proof of delivery provided. Exception cleared. Buyer Comment ([Redacted] ): Please see attached proof of delivery. Reviewer Comment ([Redacted] ): Received PCCD, Copy of letter to borrower, copy of check for [Redacted] and copy of shipping label. [Redacted] tracking reflects status as Shipping Label Created. Need proof of delivery of the PCCD package to the borrower. Exception can be cleared once this information has been provided. Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue.		[Redacted]		2	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632096	[Redacted]		RCKT2220680	24201863			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List provided on [Redacted] to Borrowers had a List Updated date of [Redacted] which was more than [Redacted] old when provided.				Buyer Comment ([Redacted] ): Agree to valid EV2 exception.			[Redacted]	2	B		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216632096	[Redacted]		RCKT2220680	24211863			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance was reflected in "Other" on [Redacted] of the Estimated Taxes, Insurance & Assessments section versus under Homeowner's Insurance as required on the final closing disclosure.				Buyer Comment ([Redacted] ): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632096	[Redacted]		RCKT2220680	24202967			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Municipal Lien Certificate Fee (MLC). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A Municipal Lien Search was added to the final CD without a change of circumstance provided. This does not following the rules of Title fees since it was not reflected as a Title - Municipal Lien Search on the Closing Disclosure.				Reviewer Comment ([Redacted] ): [Redacted] upon further review received updated PCCD & LOE hence no further action required. Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue by adding the "Title-" Prefix.	[Redacted]			1	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216632096	[Redacted]		RCKT2220680	24202587			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	-	The declarations on the final 1003 reflects that the borrower has applied for a mortgage loan on another property (not the property securing this loan) on or before the closing of this transaction that was not disclosed. Documentation for this financing was not provided.				Reviewer Comment ([Redacted] ): Documentation provided for the other financing of the primary residence. Exception cleared. Buyer Comment ([Redacted] ): The borrower also refinanced their primary residence with us. Please see attached CD confirming the closing taking place after this mortgage.	[Redacted]			1	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216643638	[Redacted]		RCKT2220005	24218615			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		Copy of subordinate lien dated [Redacted] in the amount of [Redacted] with [Redacted] was not provided.
Reviewer Comment ([Redacted] ): Received HELOC agreement document and associated the same. Exception cleared.

Buyer Comment ([Redacted] ): The [Redacted] home Equity line agreement is attached

Reviewer Comment ([Redacted] ): We did receive a copy of the Security Agreement for the subordinate financing on [Redacted], however it does not identify the repayment terms in order to verify compliance with [Redacted] - B2-1.2-04 Subordinate Financing.  Exception remains.

Buyer Comment ([Redacted] ): please see the attached security agreement

Reviewer Comment ([Redacted] ): Unfortunately the Security Instrument does not identify the repayment terms in order to verify they comply with [Redacted] Guidelines - B2-1.2-04 Subordinate Financing.

Buyer Comment ([Redacted] ): Please see the uploaded HELOC agreement.

Reviewer Comment ([Redacted] ): Per [Redacted] the subordinate lien is required to determine if the terms are acceptable.

B2-1.2-04, Subordinate Financing ([Redacted])
[Redacted] purchases or securitizes first-lien mortgages that are subject to subordinate financing except for co-op share loans that are subject to subordinate financing. (See B5-7-01, High LTV Refinance Loan and Borrower Eligibility, for exceptions to this policy.) Subordinate liens must be recorded and clearly subordinate to [Redacted]'s first mortgage lien. Lenders must disclose the existence of subordinate financing and the subordinate financing repayment terms to [Redacted], the appraiser, and the mortgage insurer. If a first mortgage is subject to subordinate financing, the lender must calculate the LTV, CLTV, and HCLTV ratios.

Buyer Comment ([Redacted] ): Can you please clarify why the HELOC agreement is needed? I don't believe this should be needed.

Reviewer Comment ([Redacted] ): A copy of the HELOC Agreement was not provided.  Exception remains.

Buyer Comment ([Redacted] ): Can you please clarify what you are looking for? Sub agreement is in the loan file and the lien is showing up on the credit report.
																		[Redacted]			1	A		GA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216648903	[Redacted]		RCKT2220158	24228611			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Erroneous. Itemization of amount financed document indexed into inventory and lump sum credit fees selected on integrated disclosure tab as advised by scope.
Reviewer Comment ([Redacted] ): [Redacted] received RTC and proof of delivery.

Buyer Comment ([Redacted] ): [Redacted]: The disclosed Finance Charge on the [Redacted] CD is [Redacted], which is higher than [Redacted] currently calculated Finance Charge of [Redacted]. Please clear when the recission period ends [Redacted].

Reviewer Comment ([Redacted] ): Exception Detail Updated from: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])

Reviewer Comment ([Redacted] ): Confirmed mailed, will review for cure on [Redacted].

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): Received PCCD, LOE, Check and [Redacted] website verifies it was rec'd by the borrower.  Please provide evidence the lender re-opened the Rescission to the borrower.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.
																			[Redacted]		2	B		CO	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216648933	[Redacted]		RCKT2220223	24228621			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Verbal VOE for borrower #2 does not show the source of the employer's phone number/address.				Reviewer Comment ([Redacted] ): Source documentation for VVOE provided. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714878	[Redacted]		RCKT2220014	24295434			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The Architectural Fee in the amount of [Redacted] was added to the Final CD but was not disclosed on Itemization of Amount Financed.				Reviewer Comment ([Redacted] ): [Redacted] received lender attestation on Architectural Review Fee Buyer Comment ([Redacted] ): [Redacted]: The architectural review fee was not required by the lender and was not paid to the title company, it is not a finance charge and must be removed.	[Redacted]			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714878	[Redacted]		RCKT2220014	24295624			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Non-escrowed Property Costs over [Redacted] should reflect [Redacted] for the amount of Estimated property costs over [Redacted] for non-escrowed accounts. This was based on Taxes in the amount o [Redacted], Hazard Insurance in the amount of [Redacted] versus [Redacted] and HOA Dues in the amount of [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received tax calculation

Buyer Comment ([Redacted] ): No specific [Redacted] regulation has been provided by [Redacted], and until the actual regulation number is provided, it will not be considered factual. Per CFPB 1026.38 (I)(7)(i)(A)(2) "The estimated amount the consumer is likely to pay during the [Redacted] after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over [Redacted]," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed;" This regulation says nothing specific to be calculated for new constructions. Please clear this condition.

Reviewer Comment ([Redacted] ): Subject property is new construction.  Per the CFPB, "use the taxable assessed value of the real property securing the transaction after consummation, including the value of any improvements or construction".  Based on this guidance, the property taxes based on the fully assessed value should be utilized both in qualifying and on the final Closing Disclosure.

Buyer Comment ([Redacted] ): [Redacted]: please review the tax cert which states the payment of [Redacted] is due on [Redacted], and this date is outside of [Redacted] from date of closing. Please remove that payment and clear this condition as the exception is invalid.

Reviewer Comment ([Redacted] ): [Redacted] Property costs reflected on Final CD of [Redacted].  Loan file indicates Costs of [Redacted].  These itemized costs of ([Redacted] hoa/[Redacted]1 tax/ [Redacted] Insu) totaling [Redacted].  Please provide PCCD and LOE to cure or verification of updated amounts.

Buyer Comment ([Redacted] ): The non-escrowed property costs are correct. Attached are the taxes and insurance at [Redacted]/month and [Redacted]/month respectfully. The HOA dues of [Redacted] are documented on the appraisal. Please review to clear this condition.
																		[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714878	[Redacted]		RCKT2220014	24295599			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Debt Processing fee was not disclosed on the Loan Estimate and added to the closing disclosure dated [Redacted] in the amount of [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.
Reviewer Comment ([Redacted] ): PCCD and LOE provided.  Check not required.

Reviewer Comment ([Redacted] ): PCCD, LOE to borrower provided.

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): [Redacted] didn't receive any new document for addition of fee. Please provide a Corrected PCCD with Title designation to clear this exception or provide cure along with cure docs.

Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue.

Reviewer Comment ([Redacted] ): The "debt payment processing fee" reflected in Section C is not identified as a Title - fee and therefore is subject to [Redacted] testing.  In order for this fee to be included in the bucket that the borrower shopped for, a revised PCCD and LOE to the borrower is required disclosing the fee as Title - debt payment processing fee.

Buyer Comment ([Redacted] ): [Redacted]: The debt payment processing fee is in Section C and charged by a client chosen title company, and this fee is a zero percent tolerance fee.
																			[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714879	[Redacted]		RCKT2220017	24283281			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party verification of the borrower's sole proprietorship with [Redacted] was not provided for review.				Reviewer Comment ([Redacted] ): Received Third party verification document and associated. Exception cleared. Buyer Comment ([Redacted] ): Please see attached 3rd party verification.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714879	[Redacted]		RCKT2220017	24283280			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Third party verification of the borrower's sole proprietorship with [Redacted] was not provided for review.				Reviewer Comment ([Redacted] ): Received Third party verification document and associated. Exception cleared. Buyer Comment ([Redacted] ): This should be cleared from the associated condition.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714880	[Redacted]		RCKT2220049	24283244			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Insurance HOI Provided within [Redacted] of note date. Renew was not provided				Reviewer Comment ([Redacted] ): Evidence of insurance provided with an expiration date of [Redacted] received. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached renewal HOI policy.	[Redacted]			1	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714882	[Redacted]		RCKT2220107	24283549			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Verification of Non-US citizen status was not provided for review.				Reviewer Comment ([Redacted] ): Received revised loan application signed by the borrower correcting citizenship to US Citizen. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714883	[Redacted]		RCKT2220109	24468599			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Specific lender credits added to [Redacted] CD were removed on [Redacted] Final CD without a valid changed circumstance. Provide valid changed circumstance or cure is required.				Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and proof of delivery provided. Buyer Comment ([Redacted] ): Please see attached proof of delivery. Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and shipping label provided. Please provide evidence receipt of package as [Redacted] website indicates label as created only. Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue.		[Redacted]		2	B		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	A	B	A	A	A	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714886	[Redacted]		RCKT2220151	24290478			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.
Reviewer Comment ([Redacted] ): [Redacted] received valid COC hence no further action required

Buyer Comment ([Redacted] ): Please re-review the screenshots in the document that was attached, [Redacted] we noted that an appraiser was not available in subject property area (page [Redacted]), [Redacted] is when we found an appraiser at an increased cost (page [Redacted]).

Reviewer Comment ([Redacted] ): [Redacted] upon further review the document received shows the change date as [Redacted] however the LE was sent on [Redacted] with the changes which is not within [Redacted] of [Redacted]. Please provide any missing LE if was sent or please provide cure documents.

Buyer Comment ([Redacted] ): Please see the attached valid CIC where no appraisers were available for the property and one was found at a higher cost.
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714887	[Redacted]		RCKT2220157	24287827			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Tolerance exceeds Appraisal fee on [Redacted] a valid COC for the increase was not found in the file.				Reviewer Comment ([Redacted] ): "[Redacted] received valid COC document to clear the exception. Buyer Comment ([Redacted] ): Please see the attached valid CIC for the appraisal increase.	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714888	[Redacted]		RCKT2220178	24291807			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Valid COC is missing for reduction in Lender Credits.
Reviewer Comment ([Redacted] ): Lender provided LOS Screenshot verifying reduction in lender credit was due to decrease in [Redacted].

Buyer Comment ([Redacted] ): Please see attached CIC for the decrease to the LPC. The loan amount decreased which lowered the credit. Please review to clear this condition.

Reviewer Comment ([Redacted] ): [Redacted] re-reviewed Lender credits on Final CD.  However, the Appraisal Fee for [Redacted] was not shown as a lender credit (L) in the Paid by others column which is included in the [Redacted] total "other paid" column and lender credits only totaled [Redacted] and is less than the baseline of [Redacted].  Provide a valid changed circumstance for lowering lender credit with valid reason or cure is due with Corrected CD, LOE to borrower, copy of refund check and proof of mailing.

Buyer Comment ([Redacted] ): Final lender credits were [Redacted]. Please see final CD ([Redacted]).
																		[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714888	[Redacted]		RCKT2220178	24291065			Credit	Missing Document	General	Missing Document	Missing Document: Explanation Letter not provided		File is missing [Redacted] in proceeds from sale on Non-Real Estate Asset as listed on 1003.				Reviewer Comment ([Redacted] ): Received copy of Closing Disclosure for refinance of [Redacted] evidencing net proceeds of [Redacted]. Buyer Comment ([Redacted] ): See attached. Client did a cash out refi on a non-subject property to cover assets.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714889	[Redacted]		RCKT2220198	24299115			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	[Redacted] of the Final CD includes Flood Insurance in the "Other" box within the Estimated Taxes, Insurance & Assessments section.				Buyer Comment ([Redacted] ): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		NJ	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714889	[Redacted]		RCKT2220198	24290515			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___					Reviewer Comment ([Redacted] ): Received Hazard insurance policy does not expire within [Redacted] of note date as per guidelines it is acceptable, hence exception cleared. Buyer Comment ([Redacted] ): Please review the Job Notes from [Redacted] to [Redacted], we will only obtain an HOI policy renewal per our requirements if the current Policy expires within [Redacted] of loan consummation, this clients policy does not expire until [Redacted] after closing.	[Redacted]			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714890	[Redacted]		RCKT2220242	24297959			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714892	[Redacted]		RCKT2220251	24291552			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent tolerance a valid COC for the increase on the appraisal fee on [Redacted] was not found in file.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC dated [Redacted] with reason why the Appraisal Fee was increased on the LE dated [Redacted] hence after review the exception was cleared. Buyer Comment ([Redacted] ): Please see the attached valid CIC for the increased appraisal cost.	[Redacted]			1	A		TN	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714894	[Redacted]		RCKT2220261	24298040			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The HOA fee was disclosed to the borrower in "other" section of Final CD.				Buyer Comment ([Redacted] ): This is disclosed as designed as it is a more consumer friendly method. The HOA dues are disclosed as a separate item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		CO	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714895	[Redacted]		RCKT2220279	24293590			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to the borrower did not include processing fee
Reviewer Comment ([Redacted] ): [Redacted] received proof of delivery and RTC.

Buyer Comment ([Redacted] ): Please see the attached proof of delivery and full PCCD package with ROR

Reviewer Comment ([Redacted] ): [Redacted] received PCCD indicating cure, LOE, refund check, and shipping label. The shipping label indicates package is not yet mailed  Please provide proof of mailing, re open rescission, and proof of delivery.

Buyer Comment ([Redacted] ): PLease see the attached LOE to client, [Redacted] label, corrected CD and Check copy. Please review and approve these documents and then the ROR documents will be submitted and the full cure package sent to the client
																			[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714895	[Redacted]		RCKT2220279	24293673			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment ([Redacted] ): Received Tax information and associated. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached property documentation confirming the taxes on [Redacted]	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714896	[Redacted]		RCKT2220295	24290753			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Documents : Statement
Reviewer Comment ([Redacted] ): Mortgage statement provided.  Cleared.

Buyer Comment ([Redacted] ): This property is a [Redacted] and [Redacted] have homeowner's insurance. This is demonstrated on the tax bill provided for this property. Please review to clear this condition.

Reviewer Comment ([Redacted] ): The revised loan application provided per the lender's comments below, to correct the property REO address from [Redacted] to [Redacted] does not reflect the property at [Redacted].  Please provide revised loan application reflecting this property.

Reviewer Comment ([Redacted] ): Require correct 1003 and mortgage statement as received 1003 is showing property [Redacted] in reo section and system is showing [Redacted] also payment history [Redacted], hence exception remains.

Buyer Comment ([Redacted] ): This property address is actually [Redacted] not [Redacted]. Attached is a corrected 1003 along with the statement for the mortgage.
																		[Redacted]			1	A		TX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714896	[Redacted]		RCKT2220295	24290843			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Document : Statement
Reviewer Comment ([Redacted] ): Property is a [Redacted] and as such [Redacted] have hazard insurance.  Verified with [Redacted] 1040 Schedule E which does not reflect any deduction for hazard insurance.  Cleared.

Buyer Comment ([Redacted] ): This property is a [Redacted] and [Redacted] have homeowner's insurance. This is demonstrated on the tax bill provided for this property. Please review to clear this condition.

Reviewer Comment ([Redacted] ): Cancelled in error.

Reviewer Comment ([Redacted] ): Received mortgage history for which evidences mortgage payment is P&I only.  Need evidence of Homeowner's insurance for the property located at [Redacted].  Mortgage history provided indicates the mortgage payment is P&I only.

Buyer Comment ([Redacted] ): Docs and response for this are provided on an associated condition.
																		[Redacted]			1	A		TX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714897	[Redacted]		RCKT2220297	24293773			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The Final CD [Redacted] reflects a Finance Charge of [Redacted] while the Calculated Finance Charge is [Redacted] - a variance of [Redacted].				Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of Check, shipping label. [Redacted] website confirms package is on its way. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.		[Redacted]		2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714899	[Redacted]		RCKT2220317	24293607			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: Processing Fee of [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received PCCD, LOE, copy of refund check, RTC and proof of delivery, exception is cured.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): See attached proof of delivery and review to clear condition.

Reviewer Comment ([Redacted] ): [Redacted] received cure package.  package not yet placed with shipper.  Re-review [Redacted].

Buyer Comment ([Redacted] ): Please disregard the prior package and see attached corrected package to the client curing the issue.

Buyer Comment ([Redacted] ): Please see attached PCCD package mailed to client curing the issue.

Reviewer Comment ([Redacted] ): [Redacted] received [Redacted] LE however this is unrelated to the finance charge being underdisclosed on the final CD. The processing fee is considered a finance charge regardless of when it was disclosed. Please provide a corrected CD, LOE, refund check, reopen rescission, and proof of delivery.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): The processing fee was disclosed to the client in the redisclosure package from [Redacted].  Please review to clear condition.
																			[Redacted]		2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714900	[Redacted]		RCKT2220318	24294015			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Verified from appraisal dated [Redacted], the appraisal was completed [Redacted] and provided [Redacted]. effective date [Redacted]
Buyer Comment ([Redacted] ): acknowledged as an Ev2

Reviewer Comment ([Redacted] ): There were two appraisals provided.  The first was dated [Redacted] and we have confirmation that the borrower received this report.  The second appraisal was dated [Redacted] and verification that the borrower received this report was not provided.  This exception is not for the Final Inspection, but rather receipt of the second appraisal report.  Please provide confirmation that the borrower was provided the second appraisal dated [Redacted].

Buyer Comment ([Redacted] ): Only the actual appraisal requires proof of receipt. The final inspection is used to verify the repairs were properly completed, which it verified. PLease clear this exception

Reviewer Comment ([Redacted] ): The documentation provided reflects the borrower received the appraisal that was dated [Redacted].  There is no evidence the borrower was provided with the revised appraisal that was dated [Redacted].  Please provided documentation verifying the appraisal dated [Redacted] was provided to the borrower at least [Redacted] prior to closing.

Buyer Comment ([Redacted] ): Please see attached
																				[Redacted]	2	B		GA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714900	[Redacted]		RCKT2220318	24293626			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received Corrected CD and LOX. Buyer Comment ([Redacted] ): see redisclosure attached with check to cure and corrected property costs Reviewer Comment ([Redacted] ): [Redacted] received PCCD however the calculated total property are: [Redacted] HOA dues, [Redacted] HOI and [Redacted] taxes per tax cert. Please reference or provide documentation if using an updated amount. Please provide a corrected CD and LOE to cure. Buyer Comment ([Redacted] ): Redisclosure attached		[Redacted]		2	B		GA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714900	[Redacted]		RCKT2220318	24293351			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Cure for various [Redacted] and/or [Redacted] tolerance violations in the amount of [Redacted] was not provided. No valid change of circumstance provided, provide a post-close CD disclosing the tolerance cure of [Redacted], copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment ([Redacted] ): Proof of delivery provided.  Exception cleared

Buyer Comment ([Redacted] ): proof of delivery attached

Reviewer Comment ([Redacted] ): [Redacted] received PCCD, LOE, Copy of check displaying the Cure for the correct amount, However the Shipping label shows label created.

Buyer Comment ([Redacted] ): see redisclosure attached with check to cure and corrected property costs

Reviewer Comment ([Redacted] ): The trigger for this fee is the appraisal of which the original appraisal was dated [Redacted].  The final inspection was not disclosed until the CD dated [Redacted].  The change of circumstance is not acceptable as it was not provided within [Redacted] of closing.  Exception remains.

Reviewer Comment ([Redacted] ): [Redacted] Received Final Inspection invoice dated [Redacted] however Appraisal Fee increased on CD dated [Redacted] which is issued before Invoice date . Please provide valid COC for [Redacted] with additional information or required cure in order to clear this exception.

Buyer Comment ([Redacted] ): This was the result of needing a final inspection, please see the invoice attached
																		[Redacted]			1	A		GA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714901	[Redacted]		RCKT2220337	24292632			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted] ): [Redacted]: Flood insurance is not homeowners insurance we will not include flood insurance as homeowners insurance on the CD, because it causes client confusion. We show it as other in order to ensure clients are not confused as to what is or is not included in escrow, as we are a client services organization.			[Redacted]	2	B		MD	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714901	[Redacted]		RCKT2220337	24292634			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): CofC provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attached appraisal services documentation. The appraiser requested an increased fee on [Redacted], please review the full documentation.	[Redacted]			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714903	[Redacted]		RCKT2220349	24294277			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted] ): Please see redisclosure pkg attached		[Redacted]		2	B		MT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714903	[Redacted]		RCKT2220349	24295895			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment ([Redacted] ): [Redacted] received a valid COC for increase in Appraisal fee. Buyer Comment ([Redacted] ): see attached	[Redacted]			1	A		MT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714903	[Redacted]		RCKT2220349	24295898			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower. Changed circumstance in file explaining fee increase.				Reviewer Comment ([Redacted] ): [Redacted] received a valid COC for increase in Tax Service fee. Buyer Comment ([Redacted] ): see attached which confirms this was the result of the loan amount increase	[Redacted]			1	A		MT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714903	[Redacted]		RCKT2220349	24293572			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment ([Redacted] ): Received Replacement Cost Estimator and is acceptable. Cleared. Buyer Comment ([Redacted] ): Please see RCE attached	[Redacted]			1	A		MT	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714904	[Redacted]		RCKT2220352	24295940			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Evidence off appraisal delivery not located.				Buyer Comment ([Redacted] ): Acknowledged EV2			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714904	[Redacted]		RCKT2220352	24295945			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] of application.	Initial 1003 [Redacted] and ABA on file was sent [Redacted] and is unsigned.				Buyer Comment ([Redacted] ): Waiving			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714904	[Redacted]		RCKT2220352	24295946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD property cost over [Redacted] stated as [Redacted] versus calculated amount of [Redacted]. Insurance ([Redacted]), Taxes ([Redacted]), HOA ([Redacted]) [Redacted]/m =[Redacted] per year				Reviewer Comment ([Redacted] ): Lender provided PCCD and Letter of explanation as required to cure. Buyer Comment ([Redacted] ): See attached. Package will be shipped today.		[Redacted]		2	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714905	[Redacted]		RCKT2220356	24297708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual Real Estate Tax of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received lender tax calculation

Buyer Comment ([Redacted] ): Please refer to page [Redacted] and [Redacted], taxes due [Redacted] are [Redacted] plus the taxes due [Redacted] [Redacted], totalling [Redacted] as stated on the Closing Disclosure. Property taxes are not reassessed until [Redacted]. Therefore, the subject property taxes are calculated using the [Redacted] and [Redacted] payments, not the [Redacted] amount listed.

Reviewer Comment ([Redacted] ): [Redacted] received lender tax and ins figures.  However, the Tax Information disclosure from [Redacted] states that the future calculation for change in ownership on [Redacted] property taxes estimated at [Redacted]semi-annual or [Redacted]/mo. Insurance figure matches. Corrected CD and LOE to borrower at documented costs or document the tax amount calculated at [Redacted].

Buyer Comment ([Redacted] ): Property cost over [Redacted] disclosed on the CD is correct, breakdown as follows: HOI [Redacted] annually and Taxes [Redacted] annually. Appraisal should not be a reference for tax amounts.
																		[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714907	[Redacted]		RCKT2220362	24297967			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Lender Points in the amount of [Redacted] was disclosed on Initial CD [Redacted], there is no evidence of Change of Circumstance for additiaon of fee.				Reviewer Comment ([Redacted] ): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted] ): [Redacted]: Due to needing to extend the closing date greater than [Redacted] from [Redacted] (new closing date [Redacted]) the client had to purchase two extensions of their interest rate, which increased the cost of the loan and caused them to have to pay points. This was disclosed within [Redacted] of the [Redacted] change. See pricing changes below.	[Redacted]			1	A		VA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714907	[Redacted]		RCKT2220362	24297965			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change circumstance was not provided for a reduction in lender credits.				Reviewer Comment ([Redacted] ): Evidence of CofC provided. Buyer Comment ([Redacted] ): [Redacted]: Due to needing to extend the closing date greater than [Redacted] from [Redacted] (new closing date [Redacted]) the client had to purchase two extensions of their interest rate, which increased the cost of the loan and caused them to have to pay points. This was disclosed within [Redacted] of the [Redacted] change. See pricing changes below.	[Redacted]			1	A		VA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714911	[Redacted]		RCKT2220400	24308205			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing insurance verification and tax verification for [Redacted] and for [Redacted].				Reviewer Comment ([Redacted] ): Both [Redacted] and [Redacted] are not homes only lot and don't require insurance and tax, hence exception cleared. Buyer Comment ([Redacted] ): These properties are not homes, they are lots and do not require insurance. Buyer Comment ([Redacted] ): [Redacted] income was not used for qualifying. Therefore no additional documentation is required for the business, and the income based upon the tax return is positive. Attached is proof of self employment for b2's real estate business.	[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714911	[Redacted]		RCKT2220400	24298422			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Missing P&L statement and third party employment verification for Borrower 1's insurance sales/investments.
Reviewer Comment ([Redacted] ): Received third party verification of the borrower's primary Schedule C business.

Reviewer Comment ([Redacted] ): Require Third party verification for borrower:- [Redacted] first business [Redacted] & Ytd P&L report require for borrower 2:- [Redacted] [Redacted] to clear this validation, exception remains.

Buyer Comment ([Redacted] ): [Redacted] income was not used for qualifying. Therefore no additional documentation is required for the business, and the income based upon the tax return is positive. Attached is proof of self employment for b2's real estate business.
																		[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714911	[Redacted]		RCKT2220400	24298423			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Reviewer Comment ([Redacted] ): Third Party Verification and YTD P&L received for CB business.  Exception cleared.

Buyer Comment ([Redacted] ): Please see attached Profit and Loss statement for this business.

Reviewer Comment ([Redacted] ): Still need YTD P&L for the co-borrower's real estate business.

Reviewer Comment ([Redacted] ): Require Third party verification for borrower:- [Redacted] first business [Redacted] & Ytd P&L report require for borrower 2:- [Redacted] [Redacted] to clear this validation, exception remains.

Buyer Comment ([Redacted] ): [Redacted] income was not used for qualifying. Therefore no additional documentation is required for the business, and the income based upon the tax return is positive. Attached is proof of self employment for b2's real estate business.
																		[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714911	[Redacted]		RCKT2220400	24298444			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted] ): Third Party Verification and YTD P&L received for CB business. Exception cleared. Buyer Comment ([Redacted] ): Please see attached Profit and Loss statement for this business. Reviewer Comment ([Redacted] ): This exception will clear once the co-borrower's YTD P&L is provided. Buyer Comment ([Redacted] ): Client is consolidating two mortgages and taking cash out, payment will increase and there is no guideline limiting payment shock.	[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714911	[Redacted]		RCKT2220400	24298426			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.					Reviewer Comment ([Redacted] ): Third Party Verification of business found Reviewer Comment ([Redacted] ): Require Third party verification for borrower:- [Redacted] first business [Redacted] & Ytd P&L report require for borrower 2:- [Redacted] [Redacted] to clear this validation, exception remains. Buyer Comment ([Redacted] ): [Redacted] income was not used for qualifying. Therefore no additional documentation is required for the business, and the income based upon the tax return is positive. Attached is proof of self employment for b2's real estate business.	[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714912	[Redacted]		RCKT2220409	24309125			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of property Costs over [Redacted] of [Redacted] disclosed to the borrower is incorrect. Amount should be [Redacted] X [Redacted]= [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] Received PCCD and LOE. Buyer Comment ([Redacted] ): Please see the attached corrected closing disclosure and package mailed to client.		[Redacted]		2	B		WI	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714912	[Redacted]		RCKT2220409	24309253			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing mortgage statements for [Redacted] and [Redacted].				Reviewer Comment ([Redacted] ): Requested documentation received. Cleared. Buyer Comment ([Redacted] ): Please see the attached mortgage coupon for [Redacted] and evidence of mortgage discharge for non-subject [Redacted], property is now free and clear.	[Redacted]			1	A		WI	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714913	[Redacted]		RCKT2220413	24296473			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Insurance HOI Provided expires within [Redacted] of note date. Renewal was not provided				Reviewer Comment ([Redacted] ): Evidence of insurance renewal provided through [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached HOI renewal and review to clear condition.	[Redacted]			1	A		CA	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714917	[Redacted]		RCKT2220463	24297625			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Commitment amount of [Redacted] is less than the loan amount of [Redacted].				Reviewer Comment ([Redacted] ): Received and associated Final Title Policy with original loan amount. Exception Cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714917	[Redacted]		RCKT2220463	24310675			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	These REOs had missing documentation as follows. [Redacted] Tax Vericiation and Insurance Verification documentation. [Redacted] Supporting Documentation for additional [Redacted] monthly debt. [Redacted] Mortgage Statement. [Redacted] Mortgage Statement
Reviewer Comment ([Redacted] ): Received and associated insurance verification documents for property [Redacted], No additional documents required for property [Redacted] as the difference was due to insurance amount, associated mortgage statements for property [Redacted] and [Redacted]. Exception Cleared.

Buyer Comment ([Redacted] ): [Redacted]: Insurance for [Redacted] was already copied to the file, please reference pages [Redacted] of [Redacted] own system. For [Redacted], there is no additional debt for [Redacted], this is a difference in calculation, we have no additional debt documentation to provide. Mortgage statement for [Redacted] is not required as taxes/insurance was assumed not to be escrowed on the 1003, no mortgage statement is required. Mortgage statement for [Redacted] Grade is not required as tax/insurance was assumed not to be escrowed and included separately on the 1003 thus negating the need for a mortgage statement.

Reviewer Comment ([Redacted] ): Require below mentioned documents for the reo properties to clear the exception, hence exception remains.
[Redacted]  :- Insurance Verification documentation.
[Redacted] :- Supporting Documentation for additional [Redacted] monthly debt.
[Redacted] :- Mortgage Statement.
[Redacted] :- Mortgage Statement

Buyer Comment ([Redacted] ): [Redacted]: see attachment.
																		[Redacted]			1	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714918	[Redacted]		RCKT2220465	24298251			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.					Buyer Comment ([Redacted] ): Acknowledged as non-material			[Redacted]	2	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714918	[Redacted]		RCKT2220465	24298252			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual Real Estate Tax of [Redacted]; however, the tax certificate shows correct annual Real Estate Tax of [Redacted].				Reviewer Comment ([Redacted] ): Taxes will not reassess until [Redacted] so costs over year one will include current amount of taxes + new taxes in [Redacted]. Client has calculated costs over [Redacted] accurately. Exception cleared. Buyer Comment ([Redacted] ): Property taxes are not reassessed until [Redacted]. Therefore, the subject property taxes are calculated using the next tax payment due in [Redacted] and the [Redacted] payment. [Redacted] due [Redacted] + [Redacted] due [Redacted]= [Redacted].	[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714919	[Redacted]		RCKT2220468	24297668			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	RTC was issued on incorrect form.
Buyer Comment ([Redacted] ): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment ([Redacted] ): [Redacted] treats this as a Grade 2 exception.

Buyer Comment ([Redacted] ): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.
																				[Redacted]	2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714919	[Redacted]		RCKT2220468	24305126			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] has received valid COC for increase in appraisal fee. Buyer Comment ([Redacted] ): [Redacted]: see the attached valid change. The fee was not approved by the client until [Redacted] and was disclosed on [Redacted], please review and clear exception.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714920	[Redacted]		RCKT2220496	24305905			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.				Reviewer Comment ([Redacted] ): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue. Reviewer Comment ([Redacted] ): Although there was a CofC for the increase in recording fees to [Redacted] on the [Redacted] LE, since the increase was less than [Redacted], the baseline reverts back to the original baseline of [Redacted]. A tolerance cure is required in the amount of [Redacted].		[Redacted]		2	B		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714921	[Redacted]		RCKT2220499	24299689			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Missing third party verification of self employment for LJN Professional Realty.				Reviewer Comment ([Redacted] ): Received Third Party Verification. Cleared. Buyer Comment ([Redacted] ): Please see the attached self employment verification that was obtained during process.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714921	[Redacted]		RCKT2220499	24299774			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted] ): Received Third Party Verification. Cleared. Buyer Comment ([Redacted] ): Please see the attached self employment verification that was obtained during process.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714921	[Redacted]		RCKT2220499	24310672			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing third party verification of self employment (LJN Professional Realty)				Reviewer Comment ([Redacted] ): Received Third Party Verification. Cleared. Buyer Comment ([Redacted] ): Please see the attached self employment verification that was obtained during process.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714922	[Redacted]		RCKT2220503	24339083			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower. (0)
Reviewer Comment ([Redacted] ): Increase was due to the additional of the Title - Doc Prep Fee which was discovered once the title commitment was provided.  Lender provided copy of LOS screen printout verifying they did not receive the title commitment until [Redacted] which was within [Redacted] of the re-disclosed LE on [Redacted].

Reviewer Comment ([Redacted] ): [Redacted] upon further review require additional information as the document provided doesn't provide any detailed information regarding the addition of title- doc fee. Please provide supporting document/valid COC for the same.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): See attached redisclosure package dated [Redacted] which is with in [Redacted] of the receipt of title that was previously attached and review to clear condition.

Reviewer Comment ([Redacted] ): [Redacted] upon further review, reviewed provided document. Title - Closing Protection Letter, Title - Document Preparation Fee, Recording Fee, Title - Express Mail/Courier Fee & Title- Title Service Charges is reflecting in [Redacted] tolerance. Additional information on the increase is required to determine if fee can be rebaselined. Please provide a valid COC or cure documents.

Buyer Comment ([Redacted] ): Please re-review the last comment on this exception. The initial comment states fees were adequately disclosed [Redacted], there was a concern that we were made aware of the fee prior to this date, however the latest response included a screenshot showing the title was delivered [Redacted] and was disclosed within a proper timeframe. Please review to clear.

Reviewer Comment ([Redacted] ): [Redacted] received screenshot however a VCC indicating the changed circumstance that occurred regarding why the title fee and recording fee increased is required for review or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment ([Redacted] ): Please see the attached internal screenshot showing that title work was initiated on [Redacted] but not completed until [Redacted]. The title policy was not delivered until [Redacted] for the underwriter to review.

Reviewer Comment ([Redacted] ): The increase in the [Redacted] fees were due to the addition of a Title - Document Prep fee and increase in recording fees on the LE dated [Redacted].  The trigger for these fees would have been the title commitment.  The production date on the title commitment was [Redacted].  Based on this, the change on [Redacted] was not within [Redacted] as required.
																		[Redacted]			1	A		MO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714923	[Redacted]		RCKT2220523	24305858			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance is short [Redacted] with no replacement cost analysis provided.				Reviewer Comment ([Redacted] ): Proof of extended coverage provided. Cleared. Buyer Comment ([Redacted] ): Please see the attached email from the insurance agent confirming the client has an additional [Redacted] extended coverage. Client's dwelling of [Redacted] + [Redacted] additional coverage gives client a total dwelling coverage of [Redacted] which covers [Redacted] of the appraised value [Redacted].	[Redacted]			1	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714925	[Redacted]		RCKT2220533	24316990			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.				Buyer Comment ([Redacted] ): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714925	[Redacted]		RCKT2220533	24316648			Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within 90 days of the Note Date.	Flood Insurance Policy Expiration Date ___; Note Date ___	The Flood Policy Expires within [Redacted] of the note date a renewal policy was not found in file.				Reviewer Comment ([Redacted] ): Flood Policy does not expire within [Redacted] of note date. Cleared Reviewer Comment ([Redacted] ): Flood Policy does not expire within [Redacted] of note date. Exception cleared. Buyer Comment ([Redacted] ): The flood policy expires further than [Redacted] out from the closing, document is not required to be obtained at this time.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714925	[Redacted]		RCKT2220533	24316629			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient and an updated policy / RCE was not found on file.				Reviewer Comment ([Redacted] ): Insurance company has confirmed that policy is written to replacement cost which is acceptable. Cleared Buyer Comment ([Redacted] ): Please see the attached attestation from the insurance agent indicating the HOI policy is written to replacement cost.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714926	[Redacted]		RCKT2220565	24299287			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	Homeownership counseling list provided to the borrower was older than 30days.				Buyer Comment ([Redacted] ): Waived as non-material			[Redacted]	2	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714926	[Redacted]		RCKT2220565	24299288			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714926	[Redacted]		RCKT2220565	24299289			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714927	[Redacted]		RCKT2220567	24298827			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender indicates "Other" income but missing documentation of source. Please provide appropriate documentation to support additional [Redacted] monthly income as stated on Loan Transmittal Summary.				Reviewer Comment ([Redacted] ): Changes done in income calculation as borrower is receiving other income as [Redacted] rental income on multiple properties hence calculated the same and not DTI is [Redacted] which is less than Guideline total DTI of [Redacted]. Exception Cleared. Buyer Comment ([Redacted] ): Hello - Non-employment income is from the client's rental properties.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714927	[Redacted]		RCKT2220567	24299279			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] significantly exceeds the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI exceeds guideline maximum of [Redacted].				Reviewer Comment ([Redacted] ): Changes done in income calculation as borrower is receiving other income as [Redacted] rental income on multiple properties hence calculated the same and not DTI is [Redacted] which is less than Guideline total DTI of [Redacted]. Exception Cleared.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714927	[Redacted]		RCKT2220567	24299283			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Due to missing document				Reviewer Comment ([Redacted] ): Changes done in income calculation as borrower is receiving other income as [Redacted] rental income on multiple properties hence calculated the same and not DTI is [Redacted] which is less than Guideline total DTI of [Redacted]. Exception Cleared.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714927	[Redacted]		RCKT2220567	24299290			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment ([Redacted] ): Changes done in income calculation as borrower is receiving other income as [Redacted] rental income on multiple properties hence calculated the same and not DTI is [Redacted] which is less than Guideline total DTI of [Redacted]. Exception Cleared.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714927	[Redacted]		RCKT2220567	24299272			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted] ): CofC provided.  Exception cleared.

Reviewer Comment ([Redacted] ): The first increase for the inspection fee was not disclosed to the borrower until [Redacted].  The appraisal would have been the trigger for this fee and was dated [Redacted] and provided to the borrower on [Redacted].  Based on this, the addition of the final inspection fee on [Redacted] was not provided within [Redacted] of discovery.

Buyer Comment ([Redacted] ): The reason for the two final inspection fees is that a third inspection had to be done when the second inspection revealed that while the wires on the ceiling were properly covered, the light switches were still exposed. The loan could not closed until all exposed wiring was covered. See the photos from the attached second inspection.

Reviewer Comment ([Redacted] ): [Redacted] upon further review the fee was increased twice on dates [Redacted] & [Redacted]. There is no COC in file for these dates. Please provide two COC's for dates [Redacted] & [Redacted] to clear this exception.

Buyer Comment ([Redacted] ): Although the appraisal was marked "As Is" with respect to value due to the cost to cure being low, the commentary indicates that the exposed wires could present a health and safety issue. Please see attached from the appraisal commentary from Pg [Redacted] of the appraisal report. Please review to clear this condition as this was a requirement for the loan to close.

Reviewer Comment ([Redacted] ): [Redacted] upon further review require valid COC/supporting document for the same as the Appraisal report which was received initially was marked as "as is". Please provide valid COC or cure documents.

Buyer Comment ([Redacted] ): Hello - The increase in the appraisal fee was because the original appraisal revealed that there were several areas within the house that had exposed wiring coming out of the walls and ceiling (see attached). An final inspection was required to verify that the the wires were covered before the loan closed which explains the increase in the appraisal fee.
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714927	[Redacted]		RCKT2220567	24336367			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing CD for refinance of [Redacted] and for refinance of [Redacted]				Reviewer Comment ([Redacted] ): Received and associated CD for refinance of [Redacted] and for refinance of [Redacted]. Exception Cleared. Buyer Comment ([Redacted] ): See attached	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714928	[Redacted]		RCKT2220582	24308610			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Final CD [Redacted] reflects Non-Escrowed Property Costs over [Redacted] as [Redacted] which is [Redacted] monthly. The Appraisal reflects [Redacted] monthly and other HOA documents in the file reflects [Redacted] monthly. Documentation to support the HOA dues of [Redacted] monthly is required.				Reviewer Comment ([Redacted] ): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment ([Redacted] ): Please see attached corrected CD mailed to client with corrected HOA dues.		[Redacted]		2	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714928	[Redacted]		RCKT2220582	24313810			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Hazard Insurance documentation for REO at [Redacted] is not found in the loan file. Required to document REO obligation.				Reviewer Comment ([Redacted] ): Copy of hazard insurance received. Exception cleared. Buyer Comment ([Redacted] ): Please see attached HOI policy for non-subject property.	[Redacted]			1	A		NV	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714929	[Redacted]		RCKT2220590	24305545			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): Acknowledged as non-material			[Redacted]	2	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714932	[Redacted]		RCKT2220605	24301945			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	homeownership counseling was not provided to borrower within proper timeframe				Buyer Comment ([Redacted] ): Acknowledged as non-material.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714934	[Redacted]		RCKT2220630	24302014			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	affiliate business arrangement was not signed by proper parties				Buyer Comment ([Redacted] ): Acknowledge as EV2			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714934	[Redacted]		RCKT2220630	24302015			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714937	[Redacted]		RCKT2220638	24306449			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List of homeownership counseling organizations was provided on [Redacted] but it indicates the list was updated [Redacted] which is more than [Redacted] before the list was provided.				Buyer Comment ([Redacted] ): Acknowledged as non-material.			[Redacted]	2	B		WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714940	[Redacted]		RCKT2220664	24313070			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		NY	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714940	[Redacted]		RCKT2220664	24313071			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		NY	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714941	[Redacted]		RCKT2220686	24307290			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Separate and recordable legal description was not found on file.				Reviewer Comment ([Redacted] ): Legal Description Exhibit "A' attached to the recorded copy of the Security Instrument. Buyer Comment ([Redacted] ): Please see attached recorded mortgage including the legal description.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714941	[Redacted]		RCKT2220686	24307845			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual Real Estate Tax fee of [Redacted]; however, the Tax Certificate shows the correct annual Real Estate Tax fee of [Redacted].
Reviewer Comment ([Redacted] ): Taxes will not reassess until [Redacted] so costs over [Redacted] will include current amount of taxes + new taxes in [Redacted].  Client has calculated costs over [Redacted] accurately.  Exception cleared.

Buyer Comment ([Redacted] ): Additionally, property taxes are not reassessed until [Redacted]. Therefore, the subject property taxes are calculated using the next tax payment due in [Redacted] and the [Redacted] payment

Buyer Comment ([Redacted] ): Please re-review pages [Redacted] and [Redacted] from the original loan images showing the total amount due in [Redacted] is [Redacted]. The exception includes taxes due in [Redacted] which is incorrect.
																		[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714943	[Redacted]		RCKT2220712	24320813			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment ([Redacted] ): Mortgage statement confirms escrows are included so independent verification for taxes and insurance is not required. Buyer Comment ([Redacted] ): See attached. Taxes and insurance for property are escrowed.	[Redacted]			1	A		MD	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714945	[Redacted]		RCKT2220714	24310016			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the projected payments Section.				Buyer Comment ([Redacted] ): This is correctly disclosed as a more consumer-friendly method. This is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a grade 2			[Redacted]	2	B		VA	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714945	[Redacted]		RCKT2220714	24309560			Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	FACTA disclosure was provided to the borrower on [Redacted]. Report was pulled on [Redacted].				Reviewer Comment ([Redacted] ): Initial FACTA disclosure provided. Exception cleared. Buyer Comment ([Redacted] ): please see attached Reviewer Comment ([Redacted] ): Please provide a copy of the FACTA Credit Score Disclosure that was received by the borrower on [Redacted] per the Loan Disclosure Summary. The only disclosures found in the file are dated [Redacted] and [Redacted]. Buyer Comment ([Redacted] ): Please see Loan Disclosure Summary attached which confirms receipt of the credit score disclosure	[Redacted]			1	A		VA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714945	[Redacted]		RCKT2220714	24333707			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per Hazard policy is file, there is a coverage shortfall of. Policy does not cover loan amount. File is missing Replacement Cost Estimator.				Reviewer Comment ([Redacted] ): RCE provided. Exception cleared. Buyer Comment ([Redacted] ): Please see attached	[Redacted]			1	A		VA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714946	[Redacted]		RCKT2220716	24308349			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Appraisal indicates HOA dues of [Redacted] annually. CD shows [Redacted] monthly or [Redacted] annually.				Reviewer Comment ([Redacted] ): [Redacted] received Corrected CD and LOX. Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue.		[Redacted]		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714947	[Redacted]		RCKT2220729	24308297			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] Received PCCD and LOE. Buyer Comment ([Redacted] ): see attached		[Redacted]		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714947	[Redacted]		RCKT2220729	24322952			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.
Reviewer Comment ([Redacted] ): Appraisal waiver provided.  Exception cleared.

Buyer Comment ([Redacted] ): Please see the appraisal delviery waiver attached which was esigned [Redacted]

Reviewer Comment ([Redacted] ): Revised comment:  The appraisal was provided on-line to the borrower on [Redacted] which is less than [Redacted] prior to consummation on [Redacted] and a copy of a Waiver for receipt of the appraisal report from the borrower(s) for less than [Redacted] to consummation was not provided.

Reviewer Comment ([Redacted] ): The appraisal was provided on-line to the borrower on [Redacted] which is less than [Redacted] prior to consummation on [Redacted] and a copy of a Waiver for receipt of the appraisal report from the borrower(s) for  less than [Redacted] to consummation was not provided.

Buyer Comment ([Redacted] ): Please see attached
																		[Redacted]			1	A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714949	[Redacted]		RCKT2220733	24309507			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Initial Loan Estimate issued [Redacted] reflects an Appraisal Fee of [Redacted] while the subsequent Loan Estimate issued [Redacted] reflects an Appraisal Fee of [Redacted]. No Appraisal Order or equivalent Changed Circumstance documentation is found in the file to verify this increase. Supporting documentation for the increase is required.				Reviewer Comment ([Redacted] ): [Redacted] received COC dated [Redacted]. Buyer Comment ([Redacted] ): Please see attached	[Redacted]			1	A		OH	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714949	[Redacted]		RCKT2220733	24309505			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	The loan file does not include the required 3rd party verification for the Self Employment income with [Redacted]. The [Redacted] Fictitious Name Registration in the file is effective [Redacted]. This document does not verify the duration of the entity and alone is insufficient.				Reviewer Comment ([Redacted] ): Third Party Verification for borrower's business received. Cleared. Buyer Comment ([Redacted] ): [Redacted] search attached confirms business has been active since [Redacted] and it lists our client as an owner	[Redacted]			1	A		OH	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216714949	[Redacted]		RCKT2220733	24309506			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The loan file does not include the required 3rd party verification for the Self Employment income with [Redacted]. The [Redacted] Fictitious Name Registration in the file is effective [Redacted]. This document does not verify the duration of the entity and alone is insufficient.				Reviewer Comment ([Redacted] ): Third Party Verification for borrower's business received. Cleared. Buyer Comment ([Redacted] ): Please see response to the other exception	[Redacted]			1	A		OH	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216714951	[Redacted]		RCKT2220753	24310591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change circumstance was not provided for a reduction in lender credits.				Reviewer Comment ([Redacted] ): [Redacted] received valid changed circumstance. Buyer Comment ([Redacted] ): Please see the CIC form attached which confirms the change in YSP on [Redacted] inpacted the lender credits wqe could extend to the consumer	[Redacted]			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768359	[Redacted]		RCKT2220001	24385502			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Non-escrowed Property Costs over [Redacted] should reflect [Redacted] which is the HOA annual amount versus [Redacted].				Reviewer Comment ([Redacted] ): PCCD and LOE provided Buyer Comment ([Redacted] ): [Redacted]: see attachment.		[Redacted]		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768359	[Redacted]		RCKT2220001	24385504			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.
Reviewer Comment ([Redacted] ): PCCD, LOE, copy of check and shipping label provided.  [Redacted] tracking confirmed the package was on it's way

Buyer Comment ([Redacted] ): [Redacted]: see attachment.

Reviewer Comment ([Redacted] ): The recording fees increased from [Redacted] to [Redacted] on the LE dated [Redacted] with a valid change of circumstance.  The recording fees increased to [Redacted] on the final CD without a valid change found.  Since the initial increase was within the [Redacted] tolerance, the baseline reverts back to [Redacted].  This requires a tolerance cure in the amount of [Redacted].
																			[Redacted]		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768359	[Redacted]		RCKT2220001	24384898			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The appraisal was made subject to an inspection by form 1004D/442. A copy of the inspection was not provided				Reviewer Comment ([Redacted] ): Received [Redacted] document and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		TX	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768359	[Redacted]		RCKT2220001	24385501			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The Final Closing Disclosure provided on [Redacted] disclosed a fee for Balance of Change Orders in the amount of [Redacted] which was not disclosed on the Itemization of Amount Financed.				Reviewer Comment ([Redacted] ): Violation due to data entry error Buyer Comment ([Redacted] ): [Redacted]: This fee was paid to the builder (basically the seller), so the fee was not as a result of the finance nor was it paid to anyone that is affiliated with the lender. This fee is not a finance charge, please clear this condition.	[Redacted]			1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768360	[Redacted]		RCKT2220002	24385697			Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post December [Redacted], the subject property is in a flood zone, flood insurance is not escrowed.	Flood policy provided, flood insurance is not escrowed with loan				Buyer Comment ([Redacted] ): Waiving.			[Redacted]	2	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768363	[Redacted]		RCKT2220006	24386266			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard Insurance Policy expires within [Redacted] of the Note Date				Reviewer Comment ([Redacted] ): Updated policy provided. Exception cleared. Buyer Comment ([Redacted] ): Please see attached copy of the renewal policy.	[Redacted]			1	A		FL	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768364	[Redacted]		RCKT2220007	24390337			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 130(b) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.	The fees in section E are subject to [Redacted] tolerance. Recording fee was increased without valid COC.				Reviewer Comment ([Redacted] ): [Redacted] has received corrected PCCD and cure documents Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		AL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768364	[Redacted]		RCKT2220007	24388601			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from Severe storms and flooding. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted].				Reviewer Comment ([Redacted] ): Received [Redacted] document and associated no damage done to property. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		AL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768365	[Redacted]		RCKT2220009	24387889			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal was amended and the original date was [Redacted]. Valuation was provided to the borrower on [Redacted].				Buyer Comment ([Redacted] ): Acknowledged as non-material			[Redacted]	2	B		LA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768365	[Redacted]		RCKT2220009	24386402			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Original Appraisal Report was amended on [Redacted] to correct location within a PUD, no data was disclosed the property was revisited on that report. Exterior Condition report was performed on[Redacted] [Redacted] noting damage to windows and notable wind damage.				Reviewer Comment ([Redacted] ): A broken window does not affect marketability and home is livable. Cleared. Buyer Comment ([Redacted] ): Please see the attached explanation of our disaster inspection process and guidelines.	[Redacted]			1	A		LA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768365	[Redacted]		RCKT2220009	24390758			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Bonus income used to qualify. W2's in file for [Redacted] and [Redacted] do not support there is a [Redacted] history of receiving bonus income.				Reviewer Comment ([Redacted] ): Received [Redacted] in the file which reflects Bonus income as other income. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached [Redacted] supporting client's history of bonus income since [Redacted], in [Redacted] the income moved to "other" on [Redacted] however most recent paystub supports the income listed as other on [Redacted] is actually bonus.	[Redacted]			1	A		LA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768369	[Redacted]		RCKT2220013	24389557			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects the borrower paid portion of the Appraisal Fee as [Redacted] - with a total applied Seller Credit of [Redacted]. The binding tolerance of [Redacted] is reflected on the Loan Estimate issued [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received LOE that explains seller and borrower paid amount of appraisal fee that should be reflected on page [Redacted] of the CD.

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): Please provide detailed LOE explaining the amount should be reflected in borrower paid column and amount that should be reflected in seller paid column on Page [Redacted] of the CD and  can be provided in place of corrected CD.

Buyer Comment ([Redacted] ): Upon Request Lender LOE: The amount that should be reflected on the borrower paid column of the final CD is [Redacted], and the Seller Paid portion that would be reflected on the seller paid column is [Redacted]. The CD doesn't reflect this way due to how our general seller credits are itemized on a separate addendum that the client signs at closing.

Reviewer Comment ([Redacted] ): LOE and corrected CD reflecting seller credit applied to appraisal fee on page [Redacted] of CD is required to clear.  Detailed LOE explaining the amount that should be reflected in the borrower paid column and the amount that should be reflected in the seller paid column on page [Redacted] of the CD can be provided in place of a corrected CD.

Buyer Comment ([Redacted] ): Upon Request Lender LOE: The appraisal fee was paid by two different credits on the [Redacted] LE, one credit was the realtor paid credit of [Redacted] and the rest was paid by a tolerance credit of [Redacted]. Later on [Redacted], the realtor credit was replaced with a [Redacted] seller credit disclosed on the CD Addendum and the lender credit increased to [Redacted]. We disclosed the seller credit on the CD Addendum which was signed by the client, and was added due to a purchase agreement dated [Redacted].

Reviewer Comment ([Redacted] ): [Redacted] on review: As per the final CD Appraisal fee of [Redacted] is paid by borrower. There is no valid  COC for increase of Appraisal fee paid by borrower post COC dated [Redacted]. Please provide valid COC or if it is not paid by borrower please provide corrected PCCD, LOE and Certified Final Settlement Statement to verify the same.

Buyer Comment ([Redacted] ): [Redacted]: The seller credit paid [Redacted] of the appraisal fee as reflected on the CD addendum, this amount was actually paid by others.
																		[Redacted]			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768369	[Redacted]		RCKT2220013	24389556			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects Loan Discount Points totaling [Redacted] paid by the borrower - with a Seller Credit of [Redacted]. The previous CD issued [Redacted] reflects borrower paid Loan Discount Points as [Redacted] and [Redacted] paid by others. No Changed Circumstances are documented for this variance.
Reviewer Comment ([Redacted] ): PCCD and cure check was provided to borrower to satisfy TRID tolerance violation.

Buyer Comment ([Redacted] ): [Redacted]: Submitting cure check and [Redacted] proof of delivery.

Reviewer Comment ([Redacted] ): [Redacted] received LOE, corrected CD, and mailing label.  Exception will be cured when copy of check is received and tracking shows package has been shipped.

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): Per itemization, seller paid [Redacted] of fee, meaning borrower still paid more on the final CD for the loan discount points than disclosed on prior CD. ([Redacted] - [Redacted] = [Redacted]).  Baseline on the [Redacted] CD that shows [Redacted] paid by borrower.  A valid changed circumstance for the fee increase of [Redacted] or a cure is required. Cure includes: LOE, copy of refund check, proof of mailing, and corrected CD.

Reviewer Comment ([Redacted] ): [Redacted] on review: Loan Discount points increased from [Redacted] to [Redacted] on CD dated [Redacted] but in CD it is disclosed as borrower paid [Redacted] and [Redacted] paid by others. However in final CD dated [Redacted] Loan discount points [Redacted] is paid by borrower. Hence the Loan discount paid by borrower increased on final CD dated [Redacted] from  [Redacted] to [Redacted] without any valid COC.  A valid COC is required for increase of Loan discount points of final CD or provide cure.  Cure consists of corrected PCCD, LOE, copy of refund check and proof of mailing.

Buyer Comment ([Redacted] ): [Redacted]: No changed circumstance is required, a realtor credits were switched to seller credits however the client did not end up paying more than what was previously disclosed. CD addendum shows "others" did pay [Redacted] of loan discount points.
																			[Redacted]		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768369	[Redacted]		RCKT2220013	24389553			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	The Final CD reflects a total Lender Credit of [Redacted] which is less than the binding Lender Credit of [Redacted] on the Closing Disclosure issued [Redacted].
Reviewer Comment ([Redacted] ): Per breakdown and attestation comment, lender credit is within tolerance.

Buyer Comment ([Redacted] ): The lender credit increased from [Redacted] to [Redacted], however it must be noted that on [Redacted] it only appears that [Redacted] is the lender credit amount, however that amount includes [Redacted] of realtor credit leaving only [Redacted] as lender credit. Later on in process, the seller credit was added in place of the realtor credit, which left the lender credit to report on [Redacted] on its own . So the [Redacted] reflected on the final CD is the full lender credit, which increased from the [Redacted] CD.

Reviewer Comment ([Redacted] ): The Closing Disclosure issued on [Redacted] reflected lender paid fees of:  Appraisal Fee [Redacted]; Title-Closing Protection Letter of [Redacted] and Recording Fees of [Redacted] totaling [Redacted].  The final Closing Disclosure issued on [Redacted] reflected lender paid fees of:  Appraisal Fee [Redacted]; Title-Closing Protection Letter [Redacted] and Recording Fees of [Redacted] totaling [Redacted].  Borrower paid Appraisal Fee on the Closing Disclosure issued on [Redacted] was [Redacted] and changed to [Redacted] on the final Closing Disclosure dated [Redacted] and a valid Change of Circumstance was not provided.

Buyer Comment ([Redacted] ): [Redacted]: No CD displays a seller credit in this amount, please clear this condition.
																		[Redacted]			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768369	[Redacted]		RCKT2220013	24402500			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	As of the Note Date [Redacted] the Appraisal dated [Redacted] is over [Redacted] old and requires a re-certification that includes market analysis. The Form [Redacted] in file does not suffice.				Reviewer Comment ([Redacted] ): Recertification of value provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: please downgrade exception. Reviewer Comment ([Redacted] ): Recertification of value provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768370	[Redacted]		RCKT2220015	24391647			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower has HO-6 insurance and the estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment ([Redacted] ): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.			[Redacted]	2	B		CA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768371	[Redacted]		RCKT2220018	24388629			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of homeownership provided to the borrowers on [Redacted] was older than [Redacted].				Buyer Comment ([Redacted] ): Acknowledged as non-material.			[Redacted]	2	B		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768371	[Redacted]		RCKT2220018	24394705			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the tax verification for REO [Redacted].				Reviewer Comment ([Redacted] ): Evidence of property taxes provided Buyer Comment ([Redacted] ): Please see the attached document showing the taxes for non-subject [Redacted]	[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768371	[Redacted]		RCKT2220018	24394736			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The Source used to obtain the phone number for borrower is missing.				Reviewer Comment ([Redacted] ): Third party source of employer's telephone number provided Buyer Comment ([Redacted] ): Please see the attached document showing the phone number used for borrower's VOE is tied to the business via [Redacted] search.	[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768372	[Redacted]		RCKT2220019	24390442			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Separate and recordable Legal Description was not found in the file.				Reviewer Comment ([Redacted] ): Received separate and recordable Legal Description in the file. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: provided legal description.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768373	[Redacted]		RCKT2220020	24390002			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Loan Discount Points on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted] ): [Redacted] received [Redacted] LE.

Buyer Comment ([Redacted] ): Please see the attached for the missing Loan estimates

Reviewer Comment ([Redacted] ): [Redacted] Received LE dated [Redacted] and COC dated [Redacted] which shows Loan amount increased to [Redacted] however Loan Discount points decreased to [Redacted] on LE dated [Redacted]. Also COC dated [Redacted] provided in the file but there is no LE or CD dated within that time frame. Provide any missing LE or CD to associate with the changed circumstance or Please provide valid COC with additional information which can explain why Loan Discount Points increased on LE dated [Redacted] or provide cure along with cure documents.

Buyer Comment ([Redacted] ): Please see the attached Re-disclosure history and Loan estimate from [Redacted]. The Loan amount increased from [Redacted] on [Redacted] to [Redacted] on [Redacted] and was redisclosed on [Redacted]. This loan amount change resulted in the increase of the loan discount fee to [Redacted] and is a valid CIC.

Buyer Comment ([Redacted] ): Please see the attached Re-disclosure history and Loan estimate from [Redacted]. The Loan amount increased from [Redacted] on [Redacted] to [Redacted] on [Redacted] and was redisclosed on [Redacted]. This loan amount change resulted in the increase of the loan discount fee to [Redacted] and is a valid CIC
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768373	[Redacted]		RCKT2220020	24390003			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted] ): Changed Circumstance provided.  Exception cleared.

Buyer Comment ([Redacted] ): The [Redacted] on the [Redacted] LE was entered by team member error however, the final fee actually charged to the client of [Redacted] has a valid CIC from the original disclosure and would not be considered a Zero percent tolerance Violation.

Reviewer Comment ([Redacted] ): [Redacted] Received screenshot for increase in Appraisal fee however New total Appraisal Fee reflect on it is [Redacted] and Appraisal Fee increased on LE dated [Redacted] was [Redacted]. Please provide valid COC with additional information which can explain why Appraisal Fee increased to [Redacted] or cure required.

Buyer Comment ([Redacted] ): Please see the attached screen shots from our Appraisal fee increased tracking item. The fee increased based on the complexity of the subject
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768373	[Redacted]		RCKT2220020	24390004			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Loan indicated a rate lock change issued a valid COC
Reviewer Comment ([Redacted] ): Per lender's guidance issued in Deal Notes - Tax Service fee will increase based on the loan amount.  Loan amount increased on [Redacted] which supports the increase in the Tax Service Fee on that date.  Exception cleared

Reviewer Comment ([Redacted] ): [Redacted] reviewed exception. The fee was added without a VCC. The COC in file indicates fee was disclosed due to loan amount however this may be a valid reason for an increase rather than a total fee disclosure. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Reviewer Comment ([Redacted] ): Erroneous Exception: Valid COC is in file and sourced.
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768374	[Redacted]		RCKT2220021	24388760			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title coverage of [Redacted] is short of loan amount of [Redacted].				Reviewer Comment ([Redacted] ): Received updated title commitment with revised policy amount which is acceptable. Exception cleared. Buyer Comment ([Redacted] ): please see attached	[Redacted]			1	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768375	[Redacted]		RCKT2220022	24393499			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of homeownership counseling was provided on [Redacted] and the list was last updated [Redacted] which was older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): This appears to be a non material condition. Kindly waive.			[Redacted]	2	B		GA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768379	[Redacted]		RCKT2220026	24399353			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received a valid LOE lieu of COC for the Appraisal fee increased due to complexity. Buyer Comment ([Redacted] ): see attached	[Redacted]			1	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768379	[Redacted]		RCKT2220026	24400202			Compliance	Compliance	State Compliance	State Defect	[Redacted] CHL Complaint Agency Disclosure Timing Test	[Redacted] Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	The [Redacted] Compliant Agency Disclosure was not provided until [Redacted] which was not at the time of application on [Redacted].
Reviewer Comment ([Redacted] ): Disclosure provided at time creditor received a completed application (when information collected from the consumer meets creditor's requirements for an application: a completed 1003 and collection of sufficient information to begin processing the loan application (i.e. credit report, bank statements, etc.)

Buyer Comment ([Redacted] ): please see attached

Reviewer Comment ([Redacted] ): For the purposes of disclosure testing, the application date utilized is [Redacted] which was taken per the Evidentiary Document.  This can be further discussed at the next Collaboration Meeting if desired.

Buyer Comment ([Redacted] ): This is not a valid citation.  There are multiple definitions of application, which is likely causing confusion for the reviewer.  This loan reached TRID "application" (receipt of the 6th piece of information) on [Redacted] with the initial LE going out on [Redacted].  Application status for the purpose of the remaining early disclosures happened on [Redacted] when the signed initial 1003 and related client information was obtained.  This resulted in the remaining disclosures being queued for delivery within [Redacted] (with [Redacted] being day zero and [Redacted] being day three).

Reviewer Comment ([Redacted] ): The Evidentiary Document reflects that all 6 Data Points were received on [Redacted] which would be considered the application date.  Exception remains.

Buyer Comment ([Redacted] ): Application was not taken on [Redacted] as we did not issue a PAL. This document was disclosed on [Redacted], same date the inital 1003 went out

Reviewer Comment ([Redacted] ): Require [Redacted] compliant agency disclosure was not provided at the time of application [Redacted] received document is showing date [Redacted], hence exception remains.

Buyer Comment ([Redacted] ): please see attached
																		[Redacted]			1	A		SC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768380	[Redacted]		RCKT2220029	24394183			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Appraisal indicates HOA is [Redacted] annually. Approval and CD are using [Redacted]. Non-Escrowed Property Costs over [Redacted] should be [Redacted] versus [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] amount for non escrowed costs was corrected from [Redacted] to [Redacted] and received by borrower on [Redacted]. Exception cured. Buyer Comment ([Redacted] ): Please see the attached redisclosure package correcting the HOA dues.		[Redacted]		2	B		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768381	[Redacted]		RCKT2220030	24397848			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: Underwriting Fee.				Reviewer Comment ([Redacted] ): [Redacted] received itemization of credit. Buyer Comment ([Redacted] ): [Redacted]: See the attached cd addendum and please exclude the seller paid portion of the underwriting fee.	[Redacted]			1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768381	[Redacted]		RCKT2220030	24397978			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted] ): Received Revised final title policy with correct amount and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		TX	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768382	[Redacted]		RCKT2220031	24391266			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.
Reviewer Comment ([Redacted] ): [Redacted] Received PCCD, LOE, Copy of check and delivery report for the cure provided.

Buyer Comment ([Redacted] ): Please see the attached package mailed to client curing the issue.

Reviewer Comment ([Redacted] ): The total recording fees increased from [Redacted] to [Redacted] on [Redacted] with a valid change of circumstance due to the increase in the mortgage recording fee due to a PUD Rider.  The fees then increased to [Redacted] on the final CD without a valid change of circumstance.  Since the initial change [Redacted] did not exceed the [Redacted] allowance, the baseline reverts back to [Redacted] as disclosed on the initial LE.  A tolerance cure is required in the amount of [Redacted].
																			[Redacted]		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768382	[Redacted]		RCKT2220031	24390914			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	No evidence that the valuation was provided to the borrower				Reviewer Comment ([Redacted] ): Appraisal Waiver provided. Exception cleared Buyer Comment ([Redacted] ): Please see the attached appraisal delivery waiver.	[Redacted]			1	A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768382	[Redacted]		RCKT2220031	24390913			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	No evidence that the valuation was provided to the borrower				Reviewer Comment ([Redacted] ): Delivery Waiver provided. Exception cleared Buyer Comment ([Redacted] ): Please see the attached appraisal delivery waiver.	[Redacted]			1	A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768383	[Redacted]		RCKT2220032	24400045			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing paystub for borrower 2 for current employment with [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received for the co-borrower for employment with [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached [Redacted] supporting the income for co-client.	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768383	[Redacted]		RCKT2220032	24399859			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Failure is due to REO [Redacted] -[Redacted] was used to qualify. Per statement in file (83), PITI is [Redacted].				Reviewer Comment ([Redacted] ): Received mortgage statement for the property located at [Redacted]. with PITI payment of [Redacted], which brought the DTI in line to [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached mortgage coupon for non-subject property confirming proper PITIA of [Redacted].	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768383	[Redacted]		RCKT2220032	24399860			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	DTI discrepancy is due to REO [Redacted] -[Redacted] was used to qualify. Per statement in file (83), PITI is [Redacted].				Reviewer Comment ([Redacted] ): Received mortgage statement for the property located at [Redacted]. with PITI payment of [Redacted], which brought the DTI in line to [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached mortgage coupon for non-subject property confirming proper PITIA of [Redacted].	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768383	[Redacted]		RCKT2220032	24400117			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI discrepancy is due to REO [Redacted] -[Redacted] was used to qualify. Per statement in file (83), PITI is [Redacted].				Reviewer Comment ([Redacted] ): Received mortgage statement for the property located at [Redacted]. with PITI payment of [Redacted], which brought the DTI in line to [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached mortgage coupon for non-subject property confirming proper PITIA of [Redacted].	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768383	[Redacted]		RCKT2220032	24400186			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Guideline DTI of [Redacted] exceeded due to REO [Redacted] -[Redacted] was used to qualify. Per statement in file (83), PITI is [Redacted].				Reviewer Comment ([Redacted] ): Received mortgage statement for the property located at [Redacted]. with PITI payment of [Redacted], which brought the DTI in line to [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached mortgage coupon for non-subject property confirming proper PITIA of [Redacted].	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768384	[Redacted]		RCKT2220034	24391031			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The list was updated on [Redacted] and the Disclosure was provided on [Redacted]. The list was older than 30 days when provided to the borrower.				Buyer Comment ([Redacted] ): Acknowledged as non-material.			[Redacted]	2	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768386	[Redacted]		RCKT2220036	24393410			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Result of Section B title fees exceeding 10% tolerance. Title Service Fee was not added to fees without valid COC
Reviewer Comment ([Redacted] ): [Redacted] received [Redacted] Corrected CD and LOE to borrower updating and moving title fees from section B to section C on borrower shopped fees, removing from [Redacted] tolerance and supported amounts to settlement statement.

Buyer Comment ([Redacted] ): Corrected redisclosure attached

Buyer Comment ([Redacted] ): Please see the corrected redisclosure pkg attached reflecting the correct amounts. No additional cure financial cure is required. Please review attached CIC form showing the property type change to PUD causing a [Redacted] increase from [Redacted] to [Redacted] to Mortgage-recording fees in section E.
• The initial LE disclosed recording fees of [Redacted], this was based upon [Redacted] for Deed and [Redacted] for Mortgage(these two are combined on the initial LE).
• The valid CIC for property type change sets new baseline to [Redacted] ([Redacted]  Mortgage and [Redacted] for Deed) - and new [Redacted] threshold to [Redacted].
• [Redacted] is an increase over the [Redacted] threshold of [Redacted] when the baseline was [Redacted].
• In the end, recording fees totaled [Redacted] ([Redacted] Mortgage and [Redacted] Deed) but the final CD reflects a lender credit of [Redacted] to cure the increase over the [Redacted] threshold

Reviewer Comment ([Redacted] ): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted].  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment ([Redacted] ): Received PCCD moving all of the title fees to Section B with the exception of the Title - Lender's Title Insurance.  On this PCCD, the total in Section B reflects [Redacted] but the borrower's fees total [Redacted].  The total in Section C reflects [Redacted] but the borrower's fees total [Redacted].  These need to be corrected.  The tolerance cure remaining on this loan is for the increase in the borrower paid recording fees to [Redacted] on the final CD  Baseline is [Redacted] since the increase on [Redacted] was not over the [Redacted] tolerance.  This requires a tolerance cure in the amount of [Redacted].

Buyer Comment ([Redacted] ): The fees were incorrectly disclosed in section B, to cure the issue we moved them back to section C. Please see the redisclosure package attached

Reviewer Comment ([Redacted] ): [Redacted] - Title Service Charge - [Redacted] & Title CPL - [Redacted] were not initially disclosed on LE & reflect under section B (Borrower did not shop for) on final CD & there is no valid COC in file. [Redacted] Tolerance: LTI - [Redacted] + Recording Fee - [Redacted] + Title Abstract - [Redacted] = [Redacted] + [Redacted] = [Redacted] is exceeded by [Redacted] Also, COC dated [Redacted] shows 'property type changed' recording fees increased - however there is no document prior to COC date/appraisal date to verify if property type changed. Please provide a prior approval document before COC date showing property type was different. Please provide valid COC for title fees & prior approval document for recording fee or else cure is needed. Total cure required is [Redacted]. Exception remains.

Buyer Comment ([Redacted] ): The fees were originally disclosed in section C as the client initally planned on going with an offlist service provider, this means those fees were subject to unlimited tolerance. The client then decided to go off with [Redacted] so the fees were moved to section B.

Reviewer Comment ([Redacted] ): [Redacted] reviewed exception. The Title-CPL and Title-Services fees were added without a VCC thus not rebaselining the [Redacted] baseline. Please provide a VCC or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment ([Redacted] ): Fee was added in between the final LE and inital CD. Fee was disclosedas [Redacted] on the inital CD and remained the same when it was then moved to section B on the next CD
																		[Redacted]			1	A		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768386	[Redacted]		RCKT2220036	24589004			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	.				Reviewer Comment ([Redacted] ): Seller paid fees disclosed on borrower CD	[Redacted]			1	A		TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768387	[Redacted]		RCKT2220039	24392665			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment ([Redacted] ): Proof of Replacement Cost provided by insurance company. Exception cleared. Buyer Comment ([Redacted] ): RCE attached	[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768387	[Redacted]		RCKT2220039	24393310			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Assets required for closing and reserves were not document Net equity from sale of property was missing.				Reviewer Comment ([Redacted] ): Settlement statement for sale of real estate provided. Exception cleared. Buyer Comment ([Redacted] ): settlement statement attached	[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768389	[Redacted]		RCKT2220041	24413542			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.					Reviewer Comment ([Redacted] ): Received appraisal delivery waiver and associated. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached appraisal delivery waiver.	[Redacted]			1	A		NV	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768391	[Redacted]		RCKT2220043	24393615			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increase on Appraisal Fee on [Redacted] was not found in the file. Updated Cd post close disclosing the tolerance cure a copy of refund check proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided				Reviewer Comment ([Redacted] ): Change in circumstance provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See the attached appraisal services documentation approving a fee of [Redacted]	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768391	[Redacted]		RCKT2220043	24393614			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title fees found in section B are subject to [Redacted] tolerance. Title - Notary Fee, Abstract / Title Search, Recording Service Fee, Municipal Lien Certificate Fee (MLC) were increased without valid COC.				Reviewer Comment ([Redacted] ): PCCD, LOE to borrower provided. Fees moved from B to C. Refund not required. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.		[Redacted]		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768392	[Redacted]		RCKT2220044	24398622			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): Valid change provided. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached appraisal CIC increasing cost to [Redacted] that was disclosed to client on [Redacted].	[Redacted]			1	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768393	[Redacted]		RCKT2220046	24414569			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Reserves of [Redacted] are required per guidelines Borrower brought [Redacted] to closing plus [Redacted] EMD that was not verified. A total of [Redacted] must be verified. Based on asset documents provided ([Redacted], [Redacted], [Redacted] - [Redacted] of value) were documented which leaves short reserves of [Redacted].				Reviewer Comment ([Redacted] ): Received EMD check and associated, available bank statement in file validated and reserve requirement fulfilled. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: Attached is copy of the EMD check which has already cleared the clients account, please count these funds as applied assets. Secondly [Redacted] [Redacted] states " When used for reserves, [Redacted] of the value of the assets (as determined above) may be considered, and liquidation is not required." so please do not haircut any stock accounts as that is not the guideline in effect.	[Redacted]			1	A		DC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768393	[Redacted]		RCKT2220046	24414476			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted] ): Received Revised final title policy with correct amount and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: Attached is copy of the updated title policy.	[Redacted]			1	A		DC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768393	[Redacted]		RCKT2220046	24400593			Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than [Redacted], and prior employment history was not documented as required.	-					Reviewer Comment ([Redacted] ): Self employed proof available in file which confirms the starting date of business, exception cleared. Buyer Comment ([Redacted] ): [Redacted]: client was self employed and provided proof of self employment showing the business started in [Redacted], please clear this condition.	[Redacted]			1	A		DC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768393	[Redacted]		RCKT2220046	24399735			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		DC	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768393	[Redacted]		RCKT2220046	24399736			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		DC	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768393	[Redacted]		RCKT2220046	24399737			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		DC	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768396	[Redacted]		RCKT2220051	24394577			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Loan Discount Points on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted] ): [Redacted] received rate lock as valid changed circumstance.

Reviewer Comment ([Redacted] ): The fees (points) are binding even though the rate was not locked.  Please provide evidence of when the borrower requested the reduced rate that is disclosed on the LE dated [Redacted].  This is needed in order to verify the LE was provided within [Redacted] of the borrower's request to reduce the rate in order to verify a valid change of circumstance exists for the increase in discount points on the [Redacted] LE.

Buyer Comment ([Redacted] ): Rate was not locked so the discount points were not binding until [Redacted]. No CIC is required for [Redacted]

Reviewer Comment ([Redacted] ): [Redacted]  Received COC stating the loan locked on [Redacted], however the loan discount point fees were added on LE dated [Redacted]. Please provide a valid COC within [Redacted] prior to LE dated [Redacted] stating the reason for inclusion of loan discount point fees or provide cure documents.

Buyer Comment ([Redacted] ): Loan Estimate dated [Redacted] disclosed rate of [Redacted] and loan amount of [Redacted], the [Redacted] LE where disclosed rate of [Redacted] and loan amount of  [Redacted]. These are the valid change in circumstance for the change to the discount points

Reviewer Comment ([Redacted] ): [Redacted] received COC dated [Redacted], but the fee was added on LE dated [Redacted]. Please provide a COC for date [Redacted] or cure docs to clear this exception.

Buyer Comment ([Redacted] ): Please see the CIC form attached which confirms the change in rate and loan amount caused the fee to increase
																		[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768397	[Redacted]		RCKT2220052	24397339			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD shows HOA Fees of [Redacted] per month, however the appraisal shows HOA Fees of [Redacted] per month.				Reviewer Comment ([Redacted] ): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted] ): [Redacted]: see attachment.		[Redacted]		2	B		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768398	[Redacted]		RCKT2220053	24399431			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee increase due to the change in the appraisal company.				Reviewer Comment ([Redacted] ): [Redacted] received COC dated [Redacted] for fee increase. Buyer Comment ([Redacted] ): please see attached	[Redacted]			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768398	[Redacted]		RCKT2220053	24399799			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: G. Are there any outstanding judgments against you? reflects Yes. Missing documented and/or does not meet guideline requirements.	-					Reviewer Comment ([Redacted] ): Verification of judgement and proof paid off provided. Exception cleared. Buyer Comment ([Redacted] ): please see attached confirming the judgment was paid in full	[Redacted]			1	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768401	[Redacted]		RCKT2220057	24400448			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points increased from [Redacted] to [Redacted] on [Redacted] and also to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted] ): "[Redacted] received valid COC document to clear this exception. Buyer Comment ([Redacted] ): See attached explanation.	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768401	[Redacted]		RCKT2220057	24400449			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted] and again on [Redacted] to [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted] ): "[Redacted] received valid COC document to clear this exception. Buyer Comment ([Redacted] ): See attached explanation.	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768401	[Redacted]		RCKT2220057	24400445			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: HOA Estoppel Fee, Under-disclosed Mortgage Broker Fee, and Processing Fee.				Reviewer Comment ([Redacted] ): [Redacted] Tracking reflects package delivered on [Redacted]. Buyer Comment ([Redacted] ): Package has been delivered. Reviewer Comment ([Redacted] ): All cure components received. package not picked up by shipper at this time. Buyer Comment ([Redacted] ): See attached. The HOA fee is not a valid finance charge because it was not required by [Redacted] as a condition for financing. Additionally, the mortgage broker fee was partially paid for by the seller, which is why there is a discrepancy between the Itemization of Amount Financed and Final CD.		[Redacted]		2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768401	[Redacted]		RCKT2220057	24415882			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The provided Verbal verification of employment from [Redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment ([Redacted] ): Received [Redacted] search page to verify employer contact number and associated. Exception cleared. Buyer Comment ([Redacted] ): See attached [Redacted] search verifying employer contact. Buyer Comment ([Redacted] ): See attached email from [Redacted] confirming employment with client's employer. See signature in email.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768402	[Redacted]		RCKT2220058	24402609			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least [Redacted] prior to consummation
Reviewer Comment ([Redacted] ): Per the clients ascertain in the comments, the CD with date issued of [Redacted] was not provided to the borrower.  Exception cleared.

Buyer Comment ([Redacted] ): [Redacted]: The [Redacted] CD is not a RM CD, it has no bearing to this transaction and was not disclosed to the client, that CD is an external CD.

Reviewer Comment ([Redacted] ): The [Redacted] CD does not have any values on page [Redacted] which is causing the exception. Please provide completed page [Redacted] of the [Redacted] CD.

Buyer Comment ([Redacted] ): [Redacted]: The APR on all the closing disclosures is [Redacted], including the final CD. Please clear this condition.
																		[Redacted]			1	A		NC	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768403	[Redacted]		RCKT2220059	24415826			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Proposed policy amount on the title commitment was [Redacted] and the Note amount was [Redacted]. A copy of the final title policy was not provided.				Reviewer Comment ([Redacted] ): Final title policy with correct coverage has been provided. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached updated title and review to clear condition.	[Redacted]			1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768405	[Redacted]		RCKT2220061	24415868			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Closing Disclosure for the recent refinance with [Redacted] for the property at [Redacted] to verify the payment and payoff of existing mortgage.				Reviewer Comment ([Redacted] ): Received closing disclosure for recent refinance with better mortgage for property [Redacted] and associated, exception cleared. Buyer Comment ([Redacted] ): Please see the attached CD verifying non-subject PITIA.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768406	[Redacted]		RCKT2220062	24418798			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	REO [Redacted] Supporting Documentation for additional [Redacted] monthly debt missing. REO [Redacted] Supporting Documentation for additional [Redacted] monthly debt missing. REO [Redacted] Supporting Documentation for additional [Redacted] monthly debt missing REO [Redacted] Supporting Documentation for additional [Redacted] monthly debt missing REO [Redacted] Supporting Documentation for additional [Redacted] monthly debt missing				Reviewer Comment ([Redacted] ): Lender used HOI and property taxes from the 1040 tax returns. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: please review the tax return Schedule E for values for tax and insurance and line 19 (other) statements for your calculations. There is no justification for why the values are listed.	[Redacted]			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768408	[Redacted]		RCKT2220064	24416948			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed [Redacted]. On this loan, the recording fee increased by less than [Redacted] on [Redacted] from [Redacted] to [Redacted] and [Redacted] fess will not re-baseline to increased fee. The final increase of fee to [Redacted] requires [Redacted] cure based on initial baseline of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received Letter of Explanation, Copy of Refund Check, and Corrected PCCD. Reviewer Comment ([Redacted] ): [Redacted] received PCCD dated [Redacted], LOE, Copy of check and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure. Buyer Comment ([Redacted] ): See attached. Package will ship today.		[Redacted]		2	B		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768413	[Redacted]		RCKT2220075	24418769			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge did not include the settlement fee of [Redacted] paid to Attorney, [Redacted].
Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and [Redacted] website confirms package was on its way.

Buyer Comment ([Redacted] ): Please see the attached PCCD, refund check and shipping label.

Reviewer Comment ([Redacted] ): 1026.4 provides fees charged by a third party that conducts the loan closing (such as a settlement agent, attorney, or escrow or title company) are finance charges if the creditor requires the particular services or requires the imposition of the charge.  As a general matter, the creditor requires the loan to be closed (requires the particular service) as a condition of the extension of credit, and therefore requires the use of a closing/settlement agent to conduct this closing (requires the imposition of the charge).  Accordingly, unless there is documentation to itemize which portion of the attorney fee is for conducting the settlement/closing on this loan, the entire amount is considered a finance charge. Please provide a corrected CD, LOE, refund check, and proof of delivery to cure.

Buyer Comment ([Redacted] ): The [Redacted] setlement fee was paid to an off sheet thrid party provided and therefore the fee is not considered a finance charge.
																			[Redacted]		2	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768414	[Redacted]		RCKT2220076	24401526			Compliance	Compliance	State Compliance	State Late Charge	Alabama Late Charge Percent and Amount Testing	Alabama Late Charge: Note late charge amount of [Redacted] exceeds the state maximum of [Redacted].	The [Redacted] late charge of [Redacted] exceeds the state maximum amount of [Redacted].				Reviewer Comment ([Redacted] ): in error Reviewer Comment ([Redacted] ): As per note document late fee not exceed [Redacted] hence updated the same. Exception Cleared Buyer Comment ([Redacted] ): Please see attached. Highlighted part of the screen shot from the note and clearly states in no event will the late charge exceed [Redacted] which is the state max. Please remove this grade 2 condition as there is no material issue and this should not have been cited for	[Redacted]			1	A		AL	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768414	[Redacted]		RCKT2220076	24401641			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per Hazard policy is file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator.				Reviewer Comment ([Redacted] ): Received Hazard insurance policy document and associated. Exception cleared. Buyer Comment ([Redacted] ): see policy attached, page [Redacted] details [Redacted] extended replacement cost coverage bringing the total coverage from [Redacted] to [Redacted].	[Redacted]			1	A		AL	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768414	[Redacted]		RCKT2220076	24418180			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	[Redacted] and [Redacted] W2's in file for borrower one do not support the bonus income used to qualify. Borrower 2 is missing W2's per AUS and to support the [Redacted] history on bonus income used to qualify.
Reviewer Comment ([Redacted] ): Received revised 1003 and borrower bonus income is excluded, hence exception cleared.

Buyer Comment ([Redacted] ): We back out the [Redacted] in bonus income for [Redacted] as it is not needed to qualify. DTI increase from [Redacted] to [Redacted]. Please see new 1003 attached

Reviewer Comment ([Redacted] ): Require WVOE-includes income document to verify [Redacted] and [Redacted] bonus income for borrower:-[Redacted] instead of co-borrower [Redacted] (already received wvoe and w-2 for cob) to clear this validation, hence exception remains

Buyer Comment ([Redacted] ): [Redacted] provided yesterday and included with images sent gives a full breakdown of the clients earnings including the bonus income used to qualify

Reviewer Comment ([Redacted] ): Require borrower WVOE-includes income document to verify [Redacted] and [Redacted] bonus income component to clear this validation, hence exception remains.

Buyer Comment ([Redacted] ): [Redacted] W2 attached along with[Redacted] which breakdown the income earnings
																		[Redacted]			1	A		AL	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768416	[Redacted]		RCKT2220078	24401802			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A valid COC for Title - Wire/Funding/Disbursement Fee was not found in the file.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768418	[Redacted]		RCKT2220080	24418930			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOA verification for [Redacted] was not found in the file.				Reviewer Comment ([Redacted] ): Verification of HOA dues has been provided. Buyer Comment ([Redacted] ): Please see the attached for the HOA dues	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768419	[Redacted]		RCKT2220081	24420180			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The [Redacted] W2 ([Redacted]) in file borrower 2 for current employment with [Redacted] is not legible.				Reviewer Comment ([Redacted] ): [Redacted] W-2 provided. Buyer Comment ([Redacted] ): Please see the attached [Redacted] W2 from the previous employer [Redacted].	[Redacted]			1	A		NM	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768420	[Redacted]		RCKT2220082	24402426			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
Buyer Comment ([Redacted] ): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."

Reviewer Comment ([Redacted] ): Per [Redacted] compliance, form H-9 is required for this transaction.

Buyer Comment ([Redacted] ): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."
																				[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768420	[Redacted]		RCKT2220082	24402424			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final closing disclosure dated [Redacted] total property costs over [Redacted] insurance of [Redacted]/m and Taxes [Redacted]/month = [Redacted]/month and([Redacted]/Year)				Reviewer Comment ([Redacted] ): [Redacted] received Corrected Cd and LOX. Buyer Comment ([Redacted] ): see redisclosure attached		[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768420	[Redacted]		RCKT2220082	24402425			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on appraisal fee on [Redacted] was not found in the file, updated Cd post close disclosing the tolerance cure a copy of refund check proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided				Reviewer Comment ([Redacted] ): [Redacted] upon further review received a valid COC dated [Redacted] for Appraisal Fee increases. Buyer Comment ([Redacted] ): see attached	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768421	[Redacted]		RCKT2220084	24421503			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	There is no documentation evidence in file to verify the appraisal delivery, acknowledgement of receipt, or appraisal waiver in the file.				Buyer Comment ([Redacted] ): Acknowledged as non-material			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768421	[Redacted]		RCKT2220084	24420504			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redacted]exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Total Lender Credit / Cure of [Redacted] covers this variance.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768421	[Redacted]		RCKT2220084	24420505			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Total Lender Credit / Cure of [Redacted] covers this variance.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768424	[Redacted]		RCKT2220087	24412514			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		PA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768425	[Redacted]		RCKT2220089	24428423			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was initially disclosed on the LE dated [Redacted] as [Redacted]. Final CD dated [Redacted] reflects the Appraisal fee in the amount of [Redacted] without COC being provided to the borrower.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC hence no further action required. Buyer Comment ([Redacted] ): Please see attached CIC for the increase to the appraisal fee.	[Redacted]			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768426	[Redacted]		RCKT2220090	24412710			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Incorrect form was used
Buyer Comment ([Redacted] ): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment ([Redacted] ): Exception is a Grade 2.  [Redacted] cannot remove or downgrade any further.

Buyer Comment ([Redacted] ): Home is located in a circuit court that has not ruled on this issue. • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.
																				[Redacted]	2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768426	[Redacted]		RCKT2220090	24412702			Compliance	Compliance	Federal Compliance	TILA	Federal LO Compensation Dual Compensation Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.					Reviewer Comment ([Redacted] ): Broker compensation fee paid to other/LO instead of broker. exception cleared. Buyer Comment ([Redacted] ): Broker compensation was only paid through lender credits, which are the clients credits. Only one payee paid the broker.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768427	[Redacted]		RCKT2220091	24422733			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of Homeownership Counseling Organization provided to the borrowers was more than [Redacted].
Buyer Comment ([Redacted] ): The list of homeownership counseling orgs is updated however the date on the document was not updated, and this error has been fixed for all new originations.

Reviewer Comment ([Redacted] ): The exception commentary is not requiring the disclosure to be signed.  The date of the "List Updated" is [Redacted] which is more than [Redacted] old at the time the disclosure was provided to the borrower.

Buyer Comment ([Redacted] ): [Redacted]: See application package which was delivered on [Redacted], the homeownership counseling disclosure is part of it and only is required to be disclosed, and is not required to be signed. Please clear this condition.
																				[Redacted]	2	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768427	[Redacted]		RCKT2220091	24412766			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] of the loan application date.	.				Reviewer Comment ([Redacted] ): [Redacted] received [Redacted] Initial LE. Buyer Comment ([Redacted] ): [Redacted]: See application package which was delivered on [Redacted], the appraisal disclosure is part of it ([Redacted] of the loan estimate) and only is required to be disclosed, and is not required to be signed. Please clear this condition.	[Redacted]			1	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768427	[Redacted]		RCKT2220091	24422732			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure provided to the borrowers on [Redacted] is not signed.
Reviewer Comment ([Redacted] ): Affiliated Business Arrangement disclosure is in file. Exception cleared.

Buyer Comment ([Redacted] ): [Redacted]: The regulation states "The person making each referral has provided to each person whose business is referred a written disclosure, in the format of the Affiliated Business Arrangement Disclosure Statement set forth in appendix D of this part, of the nature of the relationship (explaining the ownership and financial interest) between the provider of settlement services (or business incident thereto) and the person making the referral and of an estimated charge or range of charges generally made by such provider (which describes the charge using the same terminology, as far as practical, as section L of the HUD-1 settlement statement). The disclosures must be provided on a separate piece of paper no later than the time of each referral or, if the lender requires use of a particular provider, the time of loan application", and does not require a signature anywhere in the passage. We have provided the early disclosure package which was delivered at the same time as the initial LE, no further documentation or proof is required.

Reviewer Comment ([Redacted] ): As confirmed with our compliance department, at least one borrower must sign the ABA.

Buyer Comment ([Redacted] ): [Redacted]: See application package which was delivered on [Redacted], the affiliated business arrangement disclosure is part of it and only is required to be disclosed, and is not required to be signed. Please clear this condition.
																		[Redacted]			1	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768427	[Redacted]		RCKT2220091	24423843			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower's are First time home buyers. File is missing Verification of rent.
Reviewer Comment ([Redacted] ): Bank history printout provided verifying payment of the monthly rent.  The D1C report ties in the account where the rental payments were transferred to was in fact the [Redacted] who is [Redacted].

Reviewer Comment ([Redacted] ): Since the borrower staying on rent on this property ([Redacted]) please provide the document proof of rent to clear this exception. exception remains.

Buyer Comment ([Redacted] ): [Redacted]: The landlords are the clients [Redacted] therefore a VOE could not be gathered, however there is evidence of payment on [Redacted] page [Redacted] and the asset report on page [Redacted] proves [Redacted] [Redacted] is owned by [Redacted] and [Redacted]. Please clear this condition.
																		[Redacted]			1	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768427	[Redacted]		RCKT2220091	24422538			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The paystub ([Redacted]) provided for borrower 2 is ineligible. Documentation that supports the [Redacted] receipt history of bonus income used to qualify borrower 1 is not in file.				Reviewer Comment ([Redacted] ): Exception cleared. Paystub not required for B. Excluded bonus from co-b as a history was not documented and it was not needed to qualifying. Buyer Comment ([Redacted] ): [Redacted]: See the updated 1003	[Redacted]			1	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768428	[Redacted]		RCKT2220093	24413213			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The following REO Documents for [Redacted] were not provide for review, Mortgage statement , Home Owners Insurance and Tax verification.				Reviewer Comment ([Redacted] ): Rec'd tax certification and insurance for additional REO Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached mortgage coupon, tax certificate and HOI and review to clear condition.	[Redacted]			1	A		NJ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768429	[Redacted]		RCKT2220094	24414176			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee disclosed was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. No valid change of circumstance found in file				Reviewer Comment ([Redacted] ): [Redacted] received COC dated [Redacted] for increase in fee. Buyer Comment ([Redacted] ): Please see the attached screen shots from our appraisal fee tracking item that confirms the valid CIC for the Fee	[Redacted]			1	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768430	[Redacted]		RCKT2220095	24413991			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	There was a COC in the file indicating the Recording Fee increased to [Redacted] from [Redacted]. There was not a valid COC located in the file that reflects a valid increase to [Redacted].
Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and shipping label provided.  [Redacted] Tracking confirmed the package is on it's way.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.

Reviewer Comment ([Redacted] ): The total recording fee increased from [Redacted] to [Redacted] on [Redacted] with a valid change of circumstance provided.  The fee then increased from [Redacted] to [Redacted] on the final closing disclosure without a valid change found.  Since the initial change on [Redacted] was within the [Redacted] tolerance, the baseline reverts back to [Redacted] when calculating the required tolerance cure.  A tolerance cure is required in the amount of [Redacted].
																			[Redacted]		2	B		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768434	[Redacted]		RCKT2220102	24418477			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increase in Appraisal Fee was not found in the file. An updated post-close CD disclosing the tolerance cure, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.
Reviewer Comment ([Redacted] ): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery, Copy of Refund Check

Buyer Comment ([Redacted] ): Please see attached update from [Redacted] stating delivery will be at noon today [Redacted].

Reviewer Comment ([Redacted] ): [Redacted] received PCCD dated [Redacted], LOE, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure"

Buyer Comment ([Redacted] ): Please see the attached package mailed to client curing the issue.
																			[Redacted]		2	B		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768434	[Redacted]		RCKT2220102	24417564			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Hazard coverage per hazard policy if [Redacted]. Appraisal shows Cost - New is [Redacted] and loan amount if [Redacted]. No Replacement Cost Estimator located in file.				Reviewer Comment ([Redacted] ): We have received screenshot of Email conversation from the insurance agent confirming the dwelling coverage covers [Redacted] of the replacement cost of the home. Checked on the Hazard insurance document, it confirms that the Replacement Cost is up to the Dwellings Coverage limits. Hence, no additional documentation is required as there is no Coverage shortfall. Exception Cleared. Buyer Comment ([Redacted] ): Please see the attached email from the insurance agent confirming the dwelling coverage covers [Redacted] of the replacement cost of the home.	[Redacted]			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768435	[Redacted]		RCKT2220103	24417543			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The following fees calculated in the Finance Charges were not disclosed on the Itemization of Amount Financed disclosed to the borrower. Processing Fee of [Redacted], Title-Recording Service Fee of [Redacted], Title-Service Charge of [Redacted], Title-Settlement/Closing/Escrow Fee of [Redacted] and the Underwriting Fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received itemization of seller paid costs allocated to finance charges. Buyer Comment ([Redacted] ): Please see the CD addendum attached confirming these fees in question were seller paid	[Redacted]			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768435	[Redacted]		RCKT2220103	24418075			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual Tax fee of [Redacted]; however, the Tax Certificate shows annual Tax fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received lender tax calculation Buyer Comment ([Redacted] ): The CD correctly disclosed the taxes due inside of [Redacted]. The addtl amount is owed outside of [Redacted].	[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768435	[Redacted]		RCKT2220103	24415856			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Based on the documents provided the Hazard Coverage in the amount of [Redacted] is insufficient for the loan in the amount of [Redacted] and no RCE was found on file.				Reviewer Comment ([Redacted] ): Replacement Cost Estimator provided. Buyer Comment ([Redacted] ): RCE attached	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768437	[Redacted]		RCKT2220105	24421821			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over [Redacted] as [Redacted]. Amount should disclosed should have been [Redacted]. Difference is amount of hazard premium calculated per the policy in file. File is missing the renewal Hazard Policy.				Reviewer Comment ([Redacted] ): PCCD and LOE provided. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached corrected CD, lox and shipping label. Reviewer Comment ([Redacted] ): [Redacted] for the HOA equates to [Redacted] monthly. [Redacted] was utilized on the final CD in the Escrowed Property Costs over [Redacted]. Please correct the amount from [Redacted] to [Redacted]. Buyer Comment ([Redacted] ): Property costs [Redacted] are accurate with HOI premium of [Redacted] per [Redacted] Policy renewal. Please see attached.		[Redacted]		2	B		MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768437	[Redacted]		RCKT2220105	24418365			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		File is missing the Renewal Hazard Policy or Servicing Printout from [Redacted].				Reviewer Comment ([Redacted] ): Updated policy provided. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached HOI renewal.	[Redacted]			1	A		MI	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768439	[Redacted]		RCKT2220110	24421484			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received COC dated [Redacted] Buyer Comment ([Redacted] ): Please see the attached Screen Shots from our Appraisal Fee increase tracking item that included information on the CIC	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768441	[Redacted]		RCKT2220113	24419049			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	-	The bank statement from [Redacted] account number ending [Redacted] is dated [Redacted] which is more than [Redacted] before the note date.
Reviewer Comment ([Redacted] ): Documentation provided to satisfy the exception

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): We have received the bank statement for [Redacted] account number ending [Redacted] is dated [Redacted] which is more than [Redacted] before the note date. We also have [Redacted] bank statement on filr for the same, however, that too is outdated. Hence, we require bank statement whish is with [Redacted] from Note date. Exception remains.

Buyer Comment ([Redacted] ): [Redacted]: See [Redacted] statement, this is within [Redacted] of note.
																		[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768442	[Redacted]		RCKT2220115	24448020			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on [Redacted] disclosed a Pad fee that was not allocated to a specific cost or service performed.	Please provide a corrected CD if PAD fee was not charged. If the fee was allocated to other fees please provide CD indicating charges.				Reviewer Comment ([Redacted] ): [Redacted] received Corrected CD and LOE to borrower removing PAD fee not charged borrower at disbursement. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		CA	Primary	Purchase	Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Pad Refund Check if applicable, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768442	[Redacted]		RCKT2220115	24420969			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: Wire / Funding / Disbursement Fee of [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received Corrected CD and LOE to borrower removing PAD fee not charged borrower at disbursement.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.

Reviewer Comment ([Redacted] ): The underdisclosure is [Redacted] with the PAD fee in section H. If the PAD fee was not charged please provide CD indicating accurate charges. If the fee was allocated to other fees please provide CD indicating accurate charges.

Buyer Comment ([Redacted] ): [Redacted]: The difference in finance charge is less than [Redacted], please clear this condition, as it is invalid.
																		[Redacted]			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768442	[Redacted]		RCKT2220115	24448021			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for PAD. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Please provide a corrected CD if PAD fee was not charged. If the fee was allocated to other fees please provide CD indicating charges.
Reviewer Comment ([Redacted] ): [Redacted] received Corrected CD and LOE to borrower removing PAD fee not charged borrower at disbursement.

Reviewer Comment ([Redacted] ): [Redacted] upon further review, as the state is [Redacted]. Please provide True and Certified Final Settlement Statement.

Buyer Comment ([Redacted] ): [Redacted]: We are not required to provide the settlement statement, attached is an email from the closing agent confirming the fee was removed.

Reviewer Comment ([Redacted] ): [Redacted] received PCCD and LOE indicating fee is removed from section H  on PCCD.Please provide true and certified final settlement statement.for same.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.
																		[Redacted]			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768442	[Redacted]		RCKT2220115	24420731			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Wire Fee was not found in the file. An updated post-close CD disclosing the tolerance cure, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received LOE dated [Redacted]. Buyer Comment ([Redacted] ): [Redacted]: Attached is title prefix loe. Reviewer Comment ([Redacted] ): [Redacted] received PCCD .upon further review fee was disclosed on final CD without any prefix Title but on PCCD fee disclosed with prefix Title.Please provide LOE for same. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768444	[Redacted]		RCKT2220117	24419392			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Result of QM Points and Fees Fail				Reviewer Comment ([Redacted] ): SHQM (APOR). Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		AL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768444	[Redacted]		RCKT2220117	24419393			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment ([Redacted] ): Using the Undiscounted Price calculated per [Redacted]'s methodology, a portion of the discount points were excluded, and the QM fees are now below [Redacted]. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		AL	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768445	[Redacted]		RCKT2220118	24428740			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Subordination Fee in the amount of [Redacted] was applied to initial Closing Disclosure, there is no evidence fee being disclosed on Loan Estimate. There is no evidence of a valid Change of Circumstance for the Subordination Fee nor a cure on final CD.
Reviewer Comment ([Redacted] ): [Redacted] received Corrected PCCD, Letter of Explanation, Mailing Label and Copy of Refund check.

Buyer Comment ([Redacted] ): Please see attached proof of delivery.

Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and shipping label provided.  Per the [Redacted] website, the shipping label status reflects created only.  Please provide evidence of receipt of package

Buyer Comment ([Redacted] ): Please see attached redisclosure package curing the issue.

Reviewer Comment ([Redacted] ): Additional clarification - The loan changes from a cash out to rate/term (not paying off the subordinate lien) on [Redacted] on the Re-disclosure History.  The Subordination Fee was not added until the CD dated [Redacted].

Reviewer Comment ([Redacted] ): [Redacted] received a COC dated [Redacted], which is already provided in original file. However the fees have further added on CD dated [Redacted] in the amount of [Redacted] from [Redacted], file does not contain a valid COC for the fee added. Please provide valid changed circumstance with additional information as to why the fee added on CD dated [Redacted] or provide cure documents. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment ([Redacted] ): Please see attached CIC for the loan purpose chaning from Cash Out where this was to be PIF with the mortgage. It was changed to rate/term with it being subbed.
																			[Redacted]		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768445	[Redacted]		RCKT2220118	24430905			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The mortgage statements with [Redacted] for [Redacted] and [Redacted] were not found in the file, nor a recent copy of a CD from recent refinance.				Reviewer Comment ([Redacted] ): CD's from the recent refinances for [Redacted] and [Redacted] were provided. Exception cleared. Buyer Comment ([Redacted] ): Please see attached CD's for both of these recently closed mortgages with us.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768448	[Redacted]		RCKT2220121	24423263			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change circumstance was not provided for a reduction in lender credits.
Reviewer Comment ([Redacted] ): Title-Lender title disclosed as paid by third party on initial CD, changed to lender paid and cost decreased on final CD

Buyer Comment ([Redacted] ): [Redacted]: That "tolerance credit" was issued to due to fees exceeding their previous baseline, however the fee decreased below the amount previously disclosed negating the need for a "tolerance credit", see the attached additional credit document that was supplied with the Initial CD. The credit provided was not a lender credit and the fee did not increase above the baseline on the final CD.

Reviewer Comment ([Redacted] ): [Redacted] received lender rebuttal that at lock there was no lender credits.  However, the [Redacted] CD provided a lender credit to borrower for [Redacted] towards the Title-lender Title policy which was then reduced on the final CD to [Redacted].  Missing copy of valid changed circumstance for the reduction of lender credit on the final CD issued [Redacted], or cure is due borrower.

Buyer Comment ([Redacted] ): [Redacted]: The first locked and binding Loan Estimate did not issue any lender credits, which is the [Redacted] LE. Please clear this condition as no lender credits were required when loan was locked.
																		[Redacted]			1	A		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768449	[Redacted]		RCKT2220123	24420675			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance is insufficient.				Reviewer Comment ([Redacted] ): Replacement Cost Estimator in file and acceptable. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		NV	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768450	[Redacted]		RCKT2220125	24420669			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-8 form was used and the H-9 form should have been used for refinancing by the same creditor.				Buyer Comment ([Redacted] ): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			[Redacted]	2	B		OR	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768451	[Redacted]		RCKT2220128	24456601			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - CEMA Assigning Bank Attorney Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Modification fee increased from [Redacted] to [Redacted] on the [Redacted] CD without a valid changed circumstance.				Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and [Redacted] website verifies package has been shipped. Exception cleared. Buyer Comment ([Redacted] ): please see attached		[Redacted]		2	B		NY	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768452	[Redacted]		RCKT2220131	24421203			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Paystubs are documented in file but are not legible.				Reviewer Comment ([Redacted] ): Received paystubs for [Redacted] for the borrower, document associated and details updated. Exception Cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment. Reviewer Comment ([Redacted] ): We have received Paystub for [Redacted], however, we require legible paystub for [Redacted]. Hence, exception remains. Buyer Comment ([Redacted] ): [Redacted]: see paystub.	[Redacted]			1	A		WI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768453	[Redacted]		RCKT2220132	24434662			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received changed circumstance additional information Buyer Comment ([Redacted] ): [Redacted]: See appraisal services documentation showing the appraiser requested an increased fee due to valid changes.	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768453	[Redacted]		RCKT2220132	24426114			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: Underwriting fee, Processing fee and Title-settlement is being included and was a sellers credit.				Reviewer Comment ([Redacted] ): [Redacted] received seller paid itemization of costs allocated to finance charges Buyer Comment ([Redacted] ): [Redacted]: See attachment, cd addendum shows several fees included in finance charge testing in [Redacted] system. Please apply seller credit to the calculation.	[Redacted]			1	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768454	[Redacted]		RCKT2220135	24422705			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Loan Discount Points on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and shipping label provided.  [Redacted] tracking confirmed the package is on its way.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.

Reviewer Comment ([Redacted] ): [Redacted] : Discount points charged from the borrower on [Redacted] CD was [Redacted] and [Redacted] was shown as paid by others. However, on CD dated [Redacted] the complete amount of [Redacted] was charged from the borrower thereby leading to a [Redacted] tolerance violation of [Redacted]. Kindly provide a valid change circumstance justifying the incease of discount points on CD dated [Redacted] or else provide cure documents for the same.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.
																			[Redacted]		2	B		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768455	[Redacted]		RCKT2220136	24423679			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Provide an updated preliminary title policy or final title policy showing coverage coverage amount of [Redacted].				Reviewer Comment ([Redacted] ): Received amended Title Commitment which confirms that the loan amount is matching with the note that is [Redacted], hence, document accepted and details updated. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached title policy matching the note.	[Redacted]			1	A		LA	Second Home	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768455	[Redacted]		RCKT2220136	24433568			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	[Redacted] Tax Returns are not signed by the borrower and Tax Transcripts for [Redacted] were not obtained.				Reviewer Comment ([Redacted] ): Received E-file Signature Authorization document which is signed and dated for [Redacted], hence, document accepted and associated. Exception Cleared. Buyer Comment ([Redacted] ): Please see the attached signed document as evidence client filed their [Redacted] taxes.	[Redacted]			1	A		LA	Second Home	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768455	[Redacted]		RCKT2220136	24433567			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	This will be cleared once the signed tax returns are provided				Reviewer Comment ([Redacted] ): Received E-file Signature Authorization document which is signed and dated for [Redacted], hence, document accepted and associated. Exception Cleared. Buyer Comment ([Redacted] ): Waterfall condition	[Redacted]			1	A		LA	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768456	[Redacted]		RCKT2220138	24422885			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There was not a valid COC located in the file for the increased Appraisal Fee.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC dated [Redacted]. Buyer Comment ([Redacted] ): Please see attached CIC for the increase to the appraisal fee. The size and complexity of the home caused the appraiser to request an additional amount.	[Redacted]			1	A		NM	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768457	[Redacted]		RCKT2220139	24422620			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title policy located in loan file is a commitment policy, please provide updated title policy with full amount of loan coverage				Reviewer Comment ([Redacted] ): Received amended Title Commitment document with updated Title policy amount of [Redacted], details updated and document associated. Exception Cleared. Buyer Comment ([Redacted] ): Please see attached title commitment showing sufficient coverage.	[Redacted]			1	A		OK	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768458	[Redacted]		RCKT2220140	24423756			Compliance	Compliance	State Compliance	Misc. State Level	[Redacted] CMPA Home Loan Toolkit Status	[Redacted] Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Home Loan Toolkit not provided				Buyer Comment ([Redacted] ): Acknowledged as nonmaterial			[Redacted]	2	B		MI	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768460	[Redacted]		RCKT2220142	24424757			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Borrower provided tax returns for [Redacted] and [Redacted] with ex husband who is NOT on loan to show business income				Reviewer Comment ([Redacted] ): Pay stub for borrower received. Exception cleared. Reviewer Comment ([Redacted] ): Awaiting on paystubs for the borrower, exception remains. Buyer Comment ([Redacted] ): Please see the attached internal screenshot showing that primary borrower was solely hit with a self-employment loss as required by Jumbo guidelines, no income was used from the joint tax returns. Please clear.	[Redacted]			1	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768460	[Redacted]		RCKT2220142	24424850			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	-	Income: current paystub or current VOE missing for Borrower				Reviewer Comment ([Redacted] ): Pay stub for borrower received. Exception cleared. Reviewer Comment ([Redacted] ): Received pay stub for borrower and VVOE is in file dated within [Redacted] of the Note. Buyer Comment ([Redacted] ): Please see the attached paystub. Reviewer Comment ([Redacted] ): We have received paystub and VVOE for coborrower, [Redacted], however, we are awaiting paystub for borrower [Redacted]. Hence, exception remains. Buyer Comment ([Redacted] ): Please see the attached paystub and VOE for co-borrower.	[Redacted]			1	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768463	[Redacted]		RCKT2220146	24424646			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	Earliest date list of homeownership counselling organizations in file and associated [Redacted]				Buyer Comment ([Redacted] ): Acknowledged as nonmaterial			[Redacted]	2	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768465	[Redacted]		RCKT2220149	24436643			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per Hazard policy is file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator.				Reviewer Comment ([Redacted] ): [Redacted] [Redacted] by [Redacted] ([Redacted])Comment: Documentation was provided to evidence that the dwelling coverage on the HOI insures the home up to the replacement cost and is acceptable. Reviewer Comment ([Redacted] ): Documentation was provided to evidence that the dwelling coverage on the HOI insures the home up to the replacement cost and is acceptable. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached processor cert verifying that the insurance is guaranteed to full replacement value and review to clear condition.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768465	[Redacted]		RCKT2220149	24436759			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate. Per [Redacted] HOA dues is [Redacted]/yr.				Reviewer Comment ([Redacted] ): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached corrected PCCD with client letter and [Redacted] label and review to clear condition.		[Redacted]		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768465	[Redacted]		RCKT2220149	24435969			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The Source used to obtain the phone number for borrower 2's income is missing. Doc id ([Redacted]).				Reviewer Comment ([Redacted] ): We have paystubs on file for co-borrower which confirms that the phone number for the employer and can be considered as source to obtain phone number, hence, no concerns. Exception cleared. Buyer Comment ([Redacted] ): The employer's phone number was verified with the paystub. Please review to clear condition.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768467	[Redacted]		RCKT2220152	24428520			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment ([Redacted] ): Replacement Cost Estimator provided and is acceptable. Buyer Comment ([Redacted] ): Please see the attached property coverage confirmation that shows the Estimated rebuilding cost of the subject at [Redacted] which is also the Dwelling coverage amount	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768468	[Redacted]		RCKT2220153	24432783			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): Change of circumstance provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see the attached appraisal services doc showing increased fee on [Redacted].	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768471	[Redacted]		RCKT2220156	24441920			Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy expiration date is missing from evidence of insurance.		Policy Expiration date not mentioned in HOI policy.				Reviewer Comment ([Redacted] ): Received Revised Hazard insurance policy document with expiration date and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768472	[Redacted]		RCKT2220159	24426526			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): Acknowledged as nonmaterial			[Redacted]	2	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768474	[Redacted]		RCKT2220163	24425506			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Flood cert indicates Flood Zone AE and shows the building is in a special flood hazard area. Final CD shows evidence of flood insurance. Missing Flood Insurance policy.				Reviewer Comment ([Redacted] ): Flood Insurance provided. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached flood policy and review to clear condition.	[Redacted]			1	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768475	[Redacted]		RCKT2220165	24429468			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	.				Buyer Comment ([Redacted] ): The Homeowners counseling list is refreshed for every loan however the document printed with an old date, issue is fixed is newer population of loans, should not reoccur.			[Redacted]	2	B		PA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768481	[Redacted]		RCKT2220172	24440408			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient and an updated policy / RCE was not found on file.				Reviewer Comment ([Redacted] ): HOI has guaranteed full replacement. Buyer Comment ([Redacted] ): [Redacted]: The hoi policy states the loss settlement provision is replacement cost similar construction on the face of the document. The attached verification also confirms replacement cost is covered.	[Redacted]			1	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768484	[Redacted]		RCKT2220175	24429156			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.				Reviewer Comment ([Redacted] ): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted] ): See attached explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768484	[Redacted]		RCKT2220175	24429157			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted] ): See attached explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768485	[Redacted]		RCKT2220177	24429287			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Loan Discount Points on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received COC dated [Redacted]. Buyer Comment ([Redacted] ): [Redacted]: The LTV increased due to the appraisal value causing the loan discount fee to increase, this is a valid change in circumstance.	[Redacted]			1	A		HI	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768486	[Redacted]		RCKT2220179	24429531			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOI fee of [Redacted]; however, the HOI document shows correct annual HOI fee of [Redacted].				Reviewer Comment ([Redacted] ): PCCD and LOE provided. Exception cleared. Buyer Comment ([Redacted] ): See attached. Package will ship tomorrow. Reviewer Comment ([Redacted] ): [Redacted] received hazard insurance policy however we required Post CD to reflect Estimate property cost over year to be [Redacted] on page [Redacted] along with LOX .Calculation are follows Hazard insurance [Redacted] ;Tax [Redacted]. Buyer Comment ([Redacted] ): Invalid exception. Please see attached. Premium is correct.		[Redacted]		2	B		LA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768487	[Redacted]		RCKT2220180	24429829			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment ([Redacted] ): [Redacted] upon further review received valid COC hence no further action required Buyer Comment ([Redacted] ): [Redacted]: See appraisal services documentation, appraiser requested increased fee due to valid changes.	[Redacted]			1	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768490	[Redacted]		RCKT2220183	24430225			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Due to loan failing QM Points and Fees testing.				Reviewer Comment ([Redacted] ): Lender provided QM Points and fees testing worksheet. Exception cleared.	[Redacted]			1	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768490	[Redacted]		RCKT2220183	24430192			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet was not provided to determine of points were bona fide.				Reviewer Comment ([Redacted] ): Lender provided QM Points and fees testing worksheet. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		GA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768492	[Redacted]		RCKT2220185	24443380			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects a Title - Escrow Closing Fee of [Redacted]. This fee increased from [Redacted] disclosed on the Loan Estimate to [Redacted] on the [Redacted] Initial CD. No Lender Credit, Cure, or Changed Circumstance was documented for this increase variance.				Reviewer Comment ([Redacted] ): "[Redacted] received valid PCCD and LOE document to clear the exception. Buyer Comment ([Redacted] ): [Redacted]: printed PCCD correcting title fee in section B. Tracking: [Redacted]	[Redacted]			1	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768494	[Redacted]		RCKT2220187	24441765			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment ([Redacted] ): We already have insurance document which confirms the Dwelling amount as [Redacted] and we also, have Replacement cost estimator of [Redacted], there is no coverage shortfall, hence, no additional document is required. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768495	[Redacted]		RCKT2220188	24430413			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The list of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): The Homeownership counseling organizations is updated for each loan, the date however was not, this has been fixed for future originations.			[Redacted]	2	B		NV	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768495	[Redacted]		RCKT2220188	24430416			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] upon further review received a valid COC dated [Redacted]for Appraisal Fee increases. Buyer Comment ([Redacted] ): [Redacted]: See the attached appraisal services documentation showing increased costs requested by the appraiser citing valid changes.	[Redacted]			1	A		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768496	[Redacted]		RCKT2220190	24442433			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Incorrect form was used.				Buyer Comment ([Redacted] ): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768496	[Redacted]		RCKT2220190	24440389			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard coverage for [Redacted]. Loan amount of [Redacted]. No documentation of estimated replacement cost provided.				Reviewer Comment ([Redacted] ): We have received updated Hazard Insurance Policy with correct policy date and dwelling amount, also, received attached miscellaneous document which states [Redacted] additional extended coverage. Document accepted and details updated, Exception Cleared. Buyer Comment ([Redacted] ): Client's HOI policy includes [Redacted] extended coverage endorsement, building structure reimbursement limits which covers the cost of new from the appraisal, see both attachments.	[Redacted]			1	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768496	[Redacted]		RCKT2220190	24440564			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Policy expires less than [Redacted] after closing.				Reviewer Comment ([Redacted] ): We have received updated Hazard Insurance Policy with correct policy date. Document accepted and details updated, Exception Cleared. Buyer Comment ([Redacted] ): Please see attached renewal declarations page.	[Redacted]			1	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768498	[Redacted]		RCKT2220192	24450486			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	RTC was issued on incorrect form.				Buyer Comment ([Redacted] ): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		DC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768498	[Redacted]		RCKT2220192	24434142			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC for increase on Appraisal fee. Buyer Comment ([Redacted] ): Please see the attached CIC showing the borrower cancelled the initial inspection and it had to be rescheduled which resulted in a higher fee.	[Redacted]			1	A		DC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768499	[Redacted]		RCKT2220193	24450491			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Policy in the loan file does include dwelling coverage / extended coverage sufficient for the loan amount of [Redacted]. There is no documented verification of replacement costs, nor is there replacement verbiage included in the policy.				Reviewer Comment ([Redacted] ): Received replacement cost estimator document stating estimated replacement cost of structure is [Redacted] and same has been associated. Exception cleared. Buyer Comment ([Redacted] ): Please see attached letter from the insurance provider detailing the replacement cost.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768499	[Redacted]		RCKT2220193	24434630			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Verified the title commitment coverage of [Redacted] is less than the loan amount of [Redacted].				Reviewer Comment ([Redacted] ): The Final Title Policy has bee received and associated, which reflect coverage amount of [Redacted]. matched with note amount. Hence exception cleared. Buyer Comment ([Redacted] ): Please see the attached title documents matching the note. Buyer Comment ([Redacted] ): Please see the attached title documents.	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768501	[Redacted]		RCKT2220195	24447968			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation not found to verify the property located at [Redacted] is in fact owned free and clear. Property Hub report indicates the property was acquired by the borrower [Redacted] with a [Redacted]mortgage to [Redacted].				Reviewer Comment ([Redacted] ): Received Substitution of Trustee and Full Reconveyance for the property at [Redacted] which verifies discharge of lien in the state of [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): This mortgage was the last taken and has since been PIF. Attached is the PIF as well as the property history report confirming our mortgage was the last.	[Redacted]			1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768502	[Redacted]		RCKT2220196	24435688			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Original loan was same lender and the H-8 form used instead of H-9.				Buyer Comment ([Redacted] ): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768505	[Redacted]		RCKT2220201	24442108			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): PCCD and LOE provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.		[Redacted]		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768505	[Redacted]		RCKT2220201	24442110			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768505	[Redacted]		RCKT2220201	24442111			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768505	[Redacted]		RCKT2220201	24442112			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of [Redacted] exceeds tolerance of[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768505	[Redacted]		RCKT2220201	24442113			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768505	[Redacted]		RCKT2220201	24442114			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Service Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768506	[Redacted]		RCKT2220202	24440752			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal notice was not provided [Redacted] prior to cosummation.				Reviewer Comment ([Redacted] ): Received Appraisal Delivery waiver and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see the attached appraisal delivery waiver.	[Redacted]			1	A		OR	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768508	[Redacted]		RCKT2220206	24439687			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The Notice of Right to Cancel document was not found in the file.
Reviewer Comment ([Redacted] ): [Redacted] website verifies the borrower rec'd the package.  Signed RTC not required.

Reviewer Comment ([Redacted] ): We require the Notice of Right to Cancel document to be signed as an Acknowledgement Receipt and as on received documents there are no signature, hence, exception remains.

Buyer Comment ([Redacted] ): Loan was closed as a new construction that does not require the Notice of Right to Cancel be signed at closing. We have reopened rescission with the package mailed to client that was attached to yesterday's response. Client will only be signing if they wish to rescind.

Reviewer Comment ([Redacted] ): Require Notice of right to cancel document should be signed as on received document is not signed, hence exception remains.

Buyer Comment ([Redacted] ): Please see the attached package mailed to client with the Notice of Right to Cancel.
																		[Redacted]			1	A		MA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768510	[Redacted]		RCKT2220208	24438823			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard insurance expires within [Redacted] from the note date. Need to provide renewal policy.				Reviewer Comment ([Redacted] ): Received Revised Hazard insurance policy document and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: Provided copy of renewal.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768514	[Redacted]		RCKT2220212	24443050			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] and [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received a valid COC for increase in Appraisal Fee. Buyer Comment ([Redacted] ): See attached explanation.	[Redacted]			1	A		NC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768515	[Redacted]		RCKT2220213	24441546			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The Homeownership Counseling Organizations document located in the file is dated [Redacted] and the List Updated date is [Redacted] and is older than [Redacted] when provided.				Buyer Comment ([Redacted] ): Recognized as a non-material exception			[Redacted]	2	B		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768515	[Redacted]		RCKT2220213	24450037			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): PCCD and LOE provided. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached for the LOE to client, Corrected CD and [Redacted] label		[Redacted]		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768515	[Redacted]		RCKT2220213	24441627			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The Appraisal Notice located in the file is dated [Redacted] and is 1 day prior to the Closing Date of [Redacted].				Reviewer Comment ([Redacted] ): Received Appraisal Delivery waiver and associated. Exception cleared Buyer Comment ([Redacted] ): Please see the attached appraisal waiver	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768515	[Redacted]		RCKT2220213	24442391			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.		Hazard Policy effective date of [Redacted] is after the Note and Disbursement date of [Redacted]. NOTE: The Closing Date on the Initial CD was [Redacted].				Reviewer Comment ([Redacted] ): We have received updated Hazard Insurance policy which confirms updated Hazard Insurance Policy dates, details updated and document associated. Exception Cleared. Buyer Comment ([Redacted] ): Please see the correct HOI documentation showing the Effective date of [Redacted] Reviewer Comment ([Redacted] ): No documentation was provided as of this date. The final and PC CD indicates a disbursement date of [Redacted].	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768516	[Redacted]		RCKT2220214	24442729			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	[Redacted] Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.	The [Redacted] Net Tangible Benefit Worksheet was not found.				Buyer Comment ([Redacted] ): We accept this as a no material issue.			[Redacted]	2	B		MD	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768516	[Redacted]		RCKT2220214	24442708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The initial LE dated [Redacted] did not reflect any transfer tax and [Redacted] was collected on the final closing disclosure. It was noted the LE;s dated [Redacted] and [Redacted] also did not reflect any transfer tax. However, on those 2 LE's it looks like it was lumped into the recording fees. A tolerance cure is required in the amount of [Redacted] due to the addition of the transfer tax without a valid change in circumstance.				Reviewer Comment ([Redacted] ): [Redacted] Received valid COC dated [Redacted] therefore no cure required. Buyer Comment ([Redacted] ): Redishistory for CIC to Transfer Tax of [Redacted] Buyer Comment ([Redacted] ): Please see the attached re-disclosure history that confirms the Rate was not locked for this loan until the Loan estimate dated for [Redacted] was issued that includes the [Redacted] in the recording and "other Taxes" section of the CD	[Redacted]			1	A		MD	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768516	[Redacted]		RCKT2220214	24450030			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement from [Redacted] not found to verify taxes and insurance are included in the mortgage payment for the borrower's primary address at [Redacted].				Reviewer Comment ([Redacted] ): Received Mortgage statement for [Redacted], taxes and insurance are escrowed, hence, no concerns. Document associated and exception cleared. Buyer Comment ([Redacted] ): Please see the attached Mortgage statement for [Redacted].	[Redacted]			1	A		MD	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768516	[Redacted]		RCKT2220214	24442790			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Updated policy dates for the Hazard insurance is missing. Expired [Redacted].				Reviewer Comment ([Redacted] ): Received updated Hazard Insurance Policy, updated details as per the new document. Document associated and exception cleared. Buyer Comment ([Redacted] ): Please see the attached for the updated HOI	[Redacted]			1	A		MD	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768524	[Redacted]		RCKT2220226	24444719			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual Tax fee of [Redacted]; however, the Tax Certificate shows correct annual Tax fee of [Redacted].
Reviewer Comment ([Redacted] ): It has been confirmed that using the taxes of [Redacted] due [Redacted] and [Redacted] for the tax bill due [Redacted] is acceptable.  Exception has been cleared.

Reviewer Comment ([Redacted] ): Per the [Redacted] State Board of Equalization, once the county assessor has determined that a change in ownership has occurred, [Redacted] requires the county assessor to reassess the property to its current fair market value as of the date of ownership change..  Property taxes should be calculated at [Redacted] a month as per the Tax Certificate in file reflects the new property tax amounts upon sale are [Redacted] semi-annually.  A revised PC CD is required reflecting the increased property taxes.  This can be discussed in the next collaboration meeting I desired.

Buyer Comment ([Redacted] ): The taxes due on the CD are correct, please refer to the tax cert showing [Redacted] is due [Redacted] and [Redacted] totaling [Redacted]. The taxes are not reassessed until[Redacted], the tax cert shows the correct costs for the first [Redacted].
																		[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768524	[Redacted]		RCKT2220226	24452037			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The provided Verbal verification of employment from [Redacted] District did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment ([Redacted] ): Received [Redacted] search for source of contact on VVOE. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached [Redacted] search of phone number used to complete the VOE resulting in the [Redacted] website.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768525	[Redacted]		RCKT2220227	24444811			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC dated [Redacted]. Buyer Comment ([Redacted] ): Please see attached CIC for the increase to the appraisal fee.	[Redacted]			1	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768526	[Redacted]		RCKT2220228	24451996			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, insurance and Assessments in the Projected Payments Section of the Closing Disclosure. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance Bucket.				Buyer Comment ([Redacted] ): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		NJ	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768527	[Redacted]		RCKT2220229	24443992			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee increased on LE [Redacted] without a valid change of circumstance documented in the file nor evidence of cure provided.				Reviewer Comment ([Redacted] ): [Redacted] upon further review received a valid COC dated [Redacted] for Appraisal Fee increases. Buyer Comment ([Redacted] ): Please see the attached CIC for the appraisal increase.	[Redacted]			1	A		TN	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768527	[Redacted]		RCKT2220229	24451338			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	1. Documentation not found to verify taxes and insurance were verified in the mortgage payment for the borrower's primary at [Redacted]. 2. Documentation not found to verify property taxes for the co-borrower's primary housing at [Redacted].				Reviewer Comment ([Redacted] ): Received requested documentation and exception has been cleared. Buyer Comment ([Redacted] ): Please see the attached mortgage coupon for [Redacted] and tax cert for [Redacted].	[Redacted]			1	A		TN	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768528	[Redacted]		RCKT2220230	24487283			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC for increase in Appraisal fee. Buyer Comment ([Redacted] ): [Redacted]: see the attached appraisal services documentation showing an increase in fee requested by the appraiser for valid reasons.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768529	[Redacted]		RCKT2220231	24443757			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		MS	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768532	[Redacted]		RCKT2220234	24444353			Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Disclosure was provided to the borrowers on [Redacted]. Note date is [Redacted]				Reviewer Comment ([Redacted] ): Received loan disclosure summary shows that borrower received credit score disclosure on [Redacted] and same has been associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: the loan disclosure summary shows the client received their credit score disclosure prior to [Redacted].	[Redacted]			1	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768534	[Redacted]		RCKT2220236	24445160			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): Change of Circumstance provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment showing increased fee amount request on [Redacted] due to valid changes.	[Redacted]			1	A		NY	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768535	[Redacted]		RCKT2220237	24453948			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance Premium was reflected in "Other" vs. Insurance in the Estimated Taxes, Insurance & Assessment section of [Redacted] pf the final Closing Disclosure.				Buyer Comment ([Redacted] ): Flood Insurance is not homeowners insurance and since we are a client service based organization we disclose flood insurance separately and the client can view [Redacted] if they have any confusion.			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768535	[Redacted]		RCKT2220237	24445119			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment ([Redacted] ): [Redacted] received a valid Appraisal document lieu of COC for the Appraisal fee increased due to distance from appraiser. Buyer Comment ([Redacted] ): [Redacted]: Please see the appraisal services documentation showing the appraiser requested an increased fee due to distance from the appraiser.	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768535	[Redacted]		RCKT2220237	24445117			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to the borrower did not include the following fees: Processing fee				Reviewer Comment ([Redacted] ): [Redacted] received itemization of credit. Buyer Comment ([Redacted] ): [Redacted]: Please exclude the processing fee as it was paid by seller credits.	[Redacted]			1	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768537	[Redacted]		RCKT2220240	24454578			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment ([Redacted] ): We are a client service based organization and we place the flood insurance not in homeowners insurance because the overwhelming majority of people do not consider them the same product and there is no regulation requiring any other placement.			[Redacted]	2	B		TX	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768538	[Redacted]		RCKT2220241	24445364			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Estimated Property Costs over [Redacted] variance is due to HOA dues. The Appraisal reflects monthly HOA dues of [Redacted] while the 1008 / AUS amount used by the lender is [Redacted].
Reviewer Comment ([Redacted] ): [Redacted] received lender tax calculation

Buyer Comment ([Redacted] ): The CD discloses property costs in [Redacted]. The tax cert shows the first installment to be [Redacted] due [Redacted]. The second installment is [Redacted] due [Redacted]. These are the only 2 installments due inside of [Redacted]. The total for taxes is [Redacted]. Please review to clear this condition.

Reviewer Comment ([Redacted] ): [Redacted] updated HOA dues to [Redacted]/mo. The remaining calculated total property costs are [Redacted] HOI and [Redacted] taxes per tax cert. Please reference or provide documentation if using another amount. Please provide a corrected CD and LOE to cure.

Buyer Comment ([Redacted] ): Please see attached results from our Property Verification Team confirming the dues to be [Redacted]/month. Please review to clear this condition.
																		[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768539	[Redacted]		RCKT2220243	24463897			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to the borrower did not include the following fees: Seller Settlement Closing Fee, Courier/Messenger Fee.
Reviewer Comment ([Redacted] ): [Redacted] received lender additional information confirming the Seller's settlement fee in Section H is buyer paid portion of the seller closing fee and not associated with the financing of this loan and would have been charged in a cash transaction.

Buyer Comment ([Redacted] ): Final CD does not list an After Hours closing fee as mentioned in the exception comments from [Redacted]. [Redacted] was charged to the seller and the buyer for closing. Please refer to the response from [Redacted] that included the regulation 1026.4(a)(2)-2 stating closing fees are not to be included in the finance charge calculation.

Reviewer Comment ([Redacted] ): No addendum located for final CD.  Itemized statement indicates [Redacted] paid by realtor was designated to the Title - Settlement Fee.  The After Hours Closing fee is not noted on the Itemized statement of fees paid by others.  Cure is required.

Buyer Comment ([Redacted] ): Please refer to the CD addendum provided showing the [Redacted] closing fee included in [Redacted] finance charge testing was paid by the realtor also and is excludable.

Reviewer Comment ([Redacted] ): Discussions with outside counsel determined that the After Hours Closing fee should be tested as a finance charge.  Cure is required.

Buyer Comment ([Redacted] ): Please see attached CD addendum showing the courier fee included in [Redacted] testing was realtor paid and can be excluded from the finance charge test. Additionally, the closing fee is also excludable according to 1026.4(a)(2)-2, see attached regulation also.
																		[Redacted]			1	A		VA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768539	[Redacted]		RCKT2220243	24463034			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance policy indicate an insufficient coverage with out a binder policy located in loan file				Reviewer Comment ([Redacted] ): Rec'd updated policy with increased coverage. Exception cleared Buyer Comment ([Redacted] ): Please refer to page [Redacted] indicating the policy is written on a replacement cost basis and the replacement cost is covered by the dwelling limits. This is sufficient proof that the home is adequately insured.	[Redacted]			1	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768540	[Redacted]		RCKT2220245	24445402			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment ([Redacted] ): Preliminary Title rec'd. Exception cleared. Buyer Comment ([Redacted] ): commitment attached Reviewer Comment ([Redacted] ): Lender comments indicated under exception ID [Redacted] for this exception, indicates the title commitment is attached. The document provided is the Escrow Closing Instructions. Please provide the actual title commitment or final title policy.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768540	[Redacted]		RCKT2220245	24455885			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Escrow payment disclosed as both [Redacted] and [Redacted] on the final CD. Actual payment calculated as [Redacted].
Reviewer Comment ([Redacted] ): Provided the following: Letter of Explanation, Proof of Delivery, and Corrected CD

Reviewer Comment ([Redacted] ): Copy of the check and mailing label was received.  Per [Redacted] Tracking, the label has only been created.  Please provide evidence the package is in transit in order to clear the exception.

Buyer Comment ([Redacted] ): Attached is the [Redacted] label and the check provided from the correspondant partner

Reviewer Comment ([Redacted] ): Received revised PCCD and LOE to borrower as indicated.  Please provide  proof of mailing of the package to the borrower in order to complete the documentation and clear the exception.

Buyer Comment ([Redacted] ): Please see the corrected CD and letter to the client detailing the updates to the property costs and cure for decrease in lender credits. Please review and approve these documents. We are currently only waiting on a copy of the check and [Redacted] label but these will be provided

Reviewer Comment ([Redacted] ): Please provide the letter to the borrower explaining the changes made on the PCCD with Date Issued of [Redacted] in order to clear this exception.

Buyer Comment ([Redacted] ): final title is a trailing doc. Please see the title commitment attached
																			[Redacted]		2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768540	[Redacted]		RCKT2220245	24445488			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change circumstance was not provided for a reduction in lender credits. The lender credits decreased from [Redacted] to [Redacted] on the preliminary CD dated [Redacted].
Reviewer Comment ([Redacted] ): Provided the Following: Letter of Explanation, Proof of Delivery, Copy of Check, and Corrected CD.

Reviewer Comment ([Redacted] ): Copy of the check and mailing label was received.  Per [Redacted] Tracking, the label has only been created.  Please provide evidence the package is in transit in order to clear the exception.

Buyer Comment ([Redacted] ): Attached is the [Redacted] label and the check provided from the correspondant partner

Reviewer Comment ([Redacted] ): Received revised PCCD and LOE to borrower as indicated.  Please provide a copy of the check for [Redacted] and proof of mailing of the package to the borrower in order to complete the documentation and clear the exception.

Buyer Comment ([Redacted] ): Please see the corrected CD and letter to the client detailing the updates to the property costs and cure for decrease in lender credits. Please review and approve these documents. We are currently only waiting on a copy of the check and [Redacted] label but these will be provided
																			[Redacted]		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768541	[Redacted]		RCKT2220246	24447665			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.
Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and [Redacted] verification of package delivered was provided.

Buyer Comment ([Redacted] ): Proof of delivery attached

Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of check and shipping label provided.  [Redacted] website indicates status as label created.  Please provide documentation to verify the pkg has shipped in order to clear the exception.

Buyer Comment ([Redacted] ): CD addendum showing cure of [Redacted] for Recording POA fee

Buyer Comment ([Redacted] ): Please see redisclosure to cure the [Redacted]. We have also attached the CD addendum showing [Redacted] was issued in lender credits prior to closing to cure the full amount over tolerance

Reviewer Comment ([Redacted] ): A Change of Circumstance for the addition of the POA recording fee as indicated on the lender's rebuttal was not found in order to determine the change was provided timely.  The Underwriting Approval dated [Redacted] required a condition to record the POA.  The POA was signed and notarized on [Redacted].  Based on this, the increase in the fee on the final CD would not have been timely and there was no change found for the increase on [Redacted].   In addition, the recording fee for the [Redacted] was not disclosed until the final CD on [Redacted].  The lender would have been aware the state of RI required the [Redacted] to be recorded at a fee of [Redacted].  This [Redacted] does not support the entire increase on [Redacted].  Exception remains.

Buyer Comment ([Redacted] ): Please escalate as the POA fee and MLC fee added on [Redacted] are valid CIC's and were correctly disclosed in required time frame per TRID

Reviewer Comment ([Redacted] ): [Redacted] upon further review fee was first increased CD dated [Redacted] and valid COC is missing in file for that.Again fee was increased on CD dated [Redacted] and provided reason on COC dated [Redacted] is not valid.Please provide valid COC for CD dated [Redacted] and CD dated [Redacted] or need cure.

Buyer Comment ([Redacted] ): see attached
																			[Redacted]		2	B		RI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768541	[Redacted]		RCKT2220246	24447527			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Final Title report in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted].				Reviewer Comment ([Redacted] ): Received Revised title commitment with correct amount and associated. Exception cleared. Buyer Comment ([Redacted] ): please see attached Reviewer Comment ([Redacted] ): The Final Title policy provided on [Redacted] is the same policy that was in the file at time of review. The Amount of Insurance is [Redacted] and the Note amount is [Redacted]. Please provided coverage for that amount. Exception stands. Buyer Comment ([Redacted] ): see attached	[Redacted]			1	A		RI	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768541	[Redacted]		RCKT2220246	24456060			Compliance	Compliance	State Compliance	State Defect	[Redacted] High Cost Analysis Timing	[Redacted] Home Loan: High-cost Analysis not documented and substantiated prior to closing of the loan.	The High Cost Analysis in file was completed on [Redacted], application date is [Redacted] and the note date is [Redacted].				Reviewer Comment ([Redacted] ): Requested documentation received. Exception cleared. Buyer Comment ([Redacted] ): see attached	[Redacted]			1	A		RI	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768542	[Redacted]		RCKT2220247	24447608			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.					Reviewer Comment ([Redacted] ): Received Appraisal Delivery waiver and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see the attached delivery waiver.	[Redacted]			1	A		MA	Second Home	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768544	[Redacted]		RCKT2220250	24454580			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation of the Monthly HOA dues was not provided for review.
Reviewer Comment ([Redacted] ): Received closing disclosing and associated, HOA fees removed from cd. Exception Cleared.

Buyer Comment ([Redacted] ): Please see the attached for the LOE to the client, Corrected Cd and [Redacted] label

Reviewer Comment ([Redacted] ): Page [Redacted] of the PCCD still reflects [Redacted] HOA Dues in the Estimated Taxes, Insurance and Assessments Section.  Please provide corrected PCCD and appropriate documentation correcting this issue.

Buyer Comment ([Redacted] ): Please see the attached for the LOE to client, Corrected CD and [Redacted] label. No HOA dues for the subject per the appraisal
																		[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768545	[Redacted]		RCKT2220287	24464694			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased on [Redacted]. A Change of Circumstance was provided dated [Redacted], however the Loan Estimate issued on [Redacted] was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received COC [Redacted]. Buyer Comment ([Redacted] ): [Redacted]: See attachment. Reviewer Comment ([Redacted] ): LE issued on [Redacted] was received, however still missing the LE issued on [Redacted] as reflected on the Evidentiary Document.	[Redacted]			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768545	[Redacted]		RCKT2220287	24464695			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Tax Service Fee increased on [Redacted]. A Change of Circumstance was provided dated [Redacted], however the Loan Estimate issued on [Redacted] was not provided.
Reviewer Comment ([Redacted] ): LE dated [Redacted] provided.  See attestation from lender in comment below for property address.

Buyer Comment ([Redacted] ): [Redacted]: The address was incorrect in our system during process, this is the LE that was issued on the loan. The LE has a matching loan number.

Reviewer Comment ([Redacted] ): [Redacted] received LE [Redacted]; however Property Address is updated as "[Redacted]". Please provide LE [Redacted] with the correct Property Address i.e. [Redacted].

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): LE issued on [Redacted] was received, however still missing the LE issued on [Redacted] as reflected on the Evidentiary Document.
																		[Redacted]			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768545	[Redacted]		RCKT2220287	24453369			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] of the loan application date.	Missing evidence borrower received copy of Right to Receive Appraisal within [Redacted] of application.				Reviewer Comment ([Redacted] ): Received LE issued on [Redacted] which contains the Right to Receive a copy of the appraisal. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: right to receive appraisal is listed on the last page of the loan estimate.	[Redacted]			1	A		NC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768545	[Redacted]		RCKT2220287	24455955			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] of application.	Initial 1003 was taken on [Redacted] but initial LE was dated [Redacted]				Reviewer Comment ([Redacted] ): Received LE issued on [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		NC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768545	[Redacted]		RCKT2220287	24453353			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	CD shows non-escrowed property costs over [Redacted] as [Redacted] for HOA dues. The appraisal shows annual HOA dues of [Redacted].				Reviewer Comment ([Redacted] ): Received letter of explanation and PCCD as required. Buyer Comment ([Redacted] ): [Redacted]: See attachment.		[Redacted]		2	B		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768546	[Redacted]		RCKT2220345	24447924			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: Processing Fee.				Reviewer Comment ([Redacted] ): [Redacted] website reflects PCCD package delivered. Reviewer Comment ([Redacted] ): [Redacted] received cure components, but package has not been picked up by shipper at this time. Buyer Comment ([Redacted] ): See attached.		[Redacted]		2	B		CA	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768546	[Redacted]		RCKT2220345	24447900			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Tax Service Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.
Reviewer Comment ([Redacted] ): Cure made on [Redacted]

Reviewer Comment ([Redacted] ): "[Redacted] received PCCD but still outer column J section is missing negative amount. Please provide corrected PCCD.

Buyer Comment ([Redacted] ): See attached. The credit is negative, but it's very faint in the original package uploaded. I've uploaded a clearer version of the PCCD.

Reviewer Comment ([Redacted] ): [Redacted] received PCCD, LOE, Proof of delivery & refund check; however, PCCD outer column J section is missing negative amount. Please provide corrected PCCD.

Buyer Comment ([Redacted] ): Package delivered on Monday.
																			[Redacted]		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768547	[Redacted]		RCKT2220404	24448299			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment ([Redacted] ): Change in circumstance provided for the appraisal. Exception cleared. Buyer Comment ([Redacted] ): Please see attached valid appraisal cic.	[Redacted]			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768549	[Redacted]		RCKT2220433	24448729			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment ([Redacted] ): Change in Circumstance provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment showing appraisal fee increase on [Redacted] due to valid changes.	[Redacted]			1	A		FL	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768550	[Redacted]		RCKT2220436	24479104			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] of application.	The application date is [Redacted] and the only disclosure in file is dated [Redacted] which is not within [Redacted] of the application.				Reviewer Comment ([Redacted] ): ABA provided at the time of the loan application was provided. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached original copy of the ABA that was provided to the client [Redacted], refer to 1024.15(b) that states "The disclosures must be provided on a separate piece of paper no later than the time of each referral or, if the lender requires use of a particular provider, the time of loan application". Solely that they need to be provided, not signed.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768552	[Redacted]		RCKT2220514	24461913			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	REO [Redacted] supporting Documentation for additional [Redacted] debt is missing. REO [Redacted] supporting Documentation for additional [Redacted] debt is missing.
Reviewer Comment ([Redacted] ): Lender provided acceptable documentation.  Exception cleared.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.

Buyer Comment ([Redacted] ): [Redacted]: You have a tax cert showing on page [Redacted] for [Redacted], showing winter tax of [Redacted] an Summer Taxes of [Redacted], but you are calculating [Redacted]?? Please review math there. For [Redacted] you have a tax cert on page [Redacted] showing a tax amount of [Redacted], and a HOI document showing premium of [Redacted], and a mortgage statement im reattaching showing portions of the HOI included in escrow and all of the tax included in escrow. Please review and clear.

Reviewer Comment ([Redacted] ): Per final 1003 Monthly Insurance/Taxes/Association dues [Redacted] and Mortgage Payment is [Redacted] for [Redacted] provide the evidence against these expenses, for [Redacted] Monthly Insurance/Taxes/Association dues [Redacted] and against we have Tax cert of [Redacted] + Insurance [Redacted] Provide evidence for remaining expenses of [Redacted] and Mortgage statement from [Redacted] [Redacted] [Redacted]. Exception remains

Buyer Comment ([Redacted] ): [Redacted]: see attachments.
																		[Redacted]			1	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768554	[Redacted]		RCKT2220544	24451256			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Reviewer Comment ([Redacted] ): Received Appraisal Notice . Exception cleared. Buyer Comment ([Redacted] ): Please see attached evidence of appraisal delivery prior to consummation.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768554	[Redacted]		RCKT2220544	24456790			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.		Hazard insurance effective date is [Redacted] per binder provided in file. CD indicates loan disbursed on [Redacted].				Reviewer Comment ([Redacted] ): Received evidence of hazard insurance effective at closing. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached HOI policy effective the date of closing.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768555	[Redacted]		RCKT2220563	24454502			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	documentation older than guideline requirements				Buyer Comment ([Redacted] ): Acknowledged as a grade 2			[Redacted]	2	B		FL	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768555	[Redacted]		RCKT2220563	24454498			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	valuation was not provided to borrower within 3 days of consummation				Reviewer Comment ([Redacted] ): Appraisal provided online. Appraisal waiver provided. Exception cleared. Buyer Comment ([Redacted] ): please see attached	[Redacted]			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768555	[Redacted]		RCKT2220563	24453104			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment ([Redacted] ): RCE provided verifying replacement cost at [Redacted]. Exception cleared. Buyer Comment ([Redacted] ): please see checklist of coverage attached which confirm the policy is underwrote to cover replacement cost	[Redacted]			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768555	[Redacted]		RCKT2220563	24452121			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-					Reviewer Comment ([Redacted] ): Recert of value provided. Exception cleared. Buyer Comment ([Redacted] ): please see attached which confirms a recert of value was completed on [Redacted], [Redacted] prior to closing	[Redacted]			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768555	[Redacted]		RCKT2220563	24456692			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___					Reviewer Comment ([Redacted] ): YTD P&L provided. Exception cleared. Buyer Comment ([Redacted] ): PLease see attached	[Redacted]			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768556	[Redacted]		RCKT2220619	24453664			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): Waiving exception.			[Redacted]	2	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768556	[Redacted]		RCKT2220619	24453620			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed is [Redacted]. Calculated finance charge is [Redacted]. Variance is still above tolerance.
Reviewer Comment ([Redacted] ): Cure for finance charge overage was provide to satisfy violation

Buyer Comment ([Redacted] ): See attached. This is the new redisclosure package with updated PCCD, LOX, and a cure for [Redacted]. The first redisclosure package with a [Redacted] cure has been delivered.

Reviewer Comment ([Redacted] ): [Redacted] received the purpose of the Title-Concurrent Loan Escrow Service fee from settlement agent who confirms it is a Loan Processing fee.  As such, this is a finance charge and should be included in the calculation. Cure is due by Corrected CD, LOE to borrower, copy of refund check for full underdisclosure of [Redacted] to borrower and proof of mailing.

Buyer Comment ([Redacted] ): See attached.

Buyer Comment ([Redacted] ): See attached attestation.

Reviewer Comment ([Redacted] ): [Redacted] received client rebuttal.  However, in order to document the purpose of the fee in question (Title-Concurrent Loan Escrow Service) which was disclosed in Section C, which typically would be a loan related fee, otherwise typically if not associated to the loan, would be placed and disclosed in Section H as borrower chosen service, the signed attestation would be required. Additionally, the information that it is related to 2 loans closing concurrent, the fee would not have been charged, had borrower not had "this" mortgage, thus it would be tied to this loan and a finance charge. Please provide attestation from settlement agent that charge is not for conducting closing and that concurrent loan escrow/closing is not required by the lender and is not a condition for the extension of credit. Appears the discussion on the Concurrent fee, was never questioned initially on [Redacted] rebuttal which only questioned the Misc Closing Fee, Courier Fee & Sub-Escrow fee, which [Redacted] responded back to their finance charge reasoning.

Buyer Comment ([Redacted] ): See attached attestation from the settlement agent. The fee is a loan processing fee. It is not for conducting the closing. Additionally, a separate Settlement Agent Fee was listed on the final CD and included on the Itemization of Amount Financed. This is fee is not required by [Redacted] as a condition to the extension of credit.

Buyer Comment ([Redacted] ): I'm not sure I understand the reasoning from Compliance. A quick [Redacted] search of "concurrent loan escrow fee," shows that this fee is charged when a borrower is closing on the sale of their former primary the same day as their new loan.

There's no way that [Redacted] would require this fee. Additionally, an attestation from the settlement agent is excessive as this fee was charged for closing two transactions for the client at the same time. There is no way that this charge is for conducting the closing.

Looking at the Final CD, there's already a "Settlement or Closing Fee," listed. This fee is dispositive that it was charged by the settlement agent to conduct the closing, and the concurrent loan escrow fee is incidental as the client chose to use the same title office to close on the sale of his former primary the same day that he closed on this transaction.

Finally, I'd like to point out that Compliance already reviewed the updated Itemization of Amount Financed and the cure for [Redacted] owed for missing the Courier Fee and the Escrow/Sub-Escrow Fee on [Redacted] and didn't mention anything about the Concurrent Loan Escrow Service fee missing until after the revised PCCD was provided.

Reviewer Comment ([Redacted] ): To exclude fee from finance charges under 1026.4(a)(2), lender must not require service, imposition of the charge, or retain any portion of the charge. Further Commentary provides "a charge for conducting or attending a closing is a finance charge and may be excluded only if the charge is included in and is incidental to a lump-sum fee excluded under §1026.4(c)(7)." Please provide attestation from settlement agent that charge is not for conducting closing and that concurrent loan escrow/closing is not required by the lender and is not a condition for the extension of credit

Buyer Comment ([Redacted] ): This fee was charged because the client was closing on the sale of his former primary and purchase of his new one at the same title agency. This fee should not be considered a finance charge because it falls under the category of "closing agent charges," under § 1026.4(a)(2).

Reviewer Comment ([Redacted] ): Per [Redacted] compliance, exception is still valid as there is still a tolerance violation for finance charges.  It appears that a Title Concurrent Loan Escrow Fee is a finance charge and was not included in client's finance charge.

Reviewer Comment ([Redacted] ): Exception Detail Updated from: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). ([Redacted])

Buyer Comment ([Redacted] ): Redisclosure package with new Itemization of Amount Financed and [Redacted] cure is en route to the client. Please see attached corrected PCCD with LOX. This will go out today.

Reviewer Comment ([Redacted] ): Received PCCD.  Please provided corrected PCCD reflecting the the lender credit under the borrower column as negative in front of the [Redacted].  Please also provide a revised cover letter correcting the date and evidence the new documentation was shipping to the borrower.  The shipping label for the current PCCD provided indicates the package was already on its way.

Buyer Comment ([Redacted] ): See attached.

Reviewer Comment ([Redacted] ): Finance charges that are excludable per 1026.4(c)(7) Real-estate related fees. The following fees in a transaction secured by real property or in a residential mortgage transaction, if the fees are bona fide and reasonable in amount: Official interpretation of 4(c)(7) Real-Estate Related Fees: (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes. (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents. iii) Notary and credit-report fees. (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations. (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.  The Title-Sub-Escrow and Express Mail/Courier Fee are not charges that a consumer would pay in a comparable cash transaction, therefore, they are included in the [Redacted] finance charge calculation.  Lender can give attestation as to the purpose of the fees that would further explain why they would not be included as a finance charge and/or site in regulations why they would not be considered a finance charge.

Buyer Comment ([Redacted] ): Please have outside counsel cite what section of 1026.4 supports their position that the sub escrow and courier fee are both finance charges. A fee for services not deemed by the lender as necessary to obtain financing is not considered a finance charge. Please see the exceptions listed in subsections (i), (ii), and (iii) of 1026.4(a)(2).

Reviewer Comment ([Redacted] ): The courier and sub-escrow are considered finance charges per discussions with outside counsel. The recording fee is not being considered a finance charge.  A charge that is not required by the lender does not have an effect on a finance charge, only on where a charge may be disclosed based on consumer shopping.  Cure is required.

Buyer Comment ([Redacted] ): We would like to contest the need to treat the following fees as finance charges pursuant to § 1026.4(a)(2)(i), (ii), and (iii): 1) The [Redacted] "Misc Closing Fee." 2) The [Redacted] "Courier Fee." 3) The [Redacted] "Escrow/Sub-Escrow" fee. None of the mentioned fees are required by [Redacted] to close the loan. Thus they would fall within  Also, we are contesting the [Redacted] Recording Service Fee as a real estate related fee pursuant to § 1026.4(c)(7).
																			[Redacted]		2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768556	[Redacted]		RCKT2220619	24453612			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate. Per 1004 HOA due is [Redacted]/mo, 1008 list HOA amount as [Redacted]/mo.
Reviewer Comment ([Redacted] ): PCCD and LOE to borrower was provided.

Reviewer Comment ([Redacted] ): The annual non-escrowed costs on [Redacted] of the final CD do not match the loan file.  Annual non-escrowed costs, per loan file, are as follows: Hazard - [Redacted], HOA - [Redacted], Tax - [Redacted]. for a total of [Redacted].  Provide PCCD and LOE that reflects the preceding amounts in [Redacted] breakouts, or documentation of alternative amounts.

Buyer Comment ([Redacted] ): The non-escrowed property expense is correct. The client's first property tax payment for [Redacted] will be [Redacted] and the second payment after the property is re-assessed will be [Redacted]. Add those amounts with HOA and insurance the final sum is [Redacted].

Reviewer Comment ([Redacted] ): The annual non-escrowed costs on [Redacted] of the final CD do not match the loan file.  Annual non-escrowed costs, per loan file, are as follows: Hazard - [Redacted], HOA - [Redacted], Tax - [Redacted]. for a total of [Redacted].  Provide PCCD and LOE that reflects the preceding amounts in [Redacted] breakouts, or documentation of alternative amounts.

Buyer Comment ([Redacted] ): HOA dues are [Redacted]/month. Please see updated 1008.
																			[Redacted]		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768557	[Redacted]		RCKT2220644	24453189			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of Homeownership Counseling Organizations was dated [Redacted], however the list was updated on [Redacted] which is older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): The HO counseling document is showing updated information however is not showing the correct date, issue has been corrected for new originations.			[Redacted]	2	B		AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768557	[Redacted]		RCKT2220644	24453191			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Discount Points on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC dated [Redacted] with reason why the Loan Discount Point Fee was increased on the CD dated [Redacted] hence after review the exception was cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768559	[Redacted]		RCKT2220654	24453695			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): The homeownership counseling list is up to date but the date on the document was incorrectly placed. This has been corrected for future orignations.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768560	[Redacted]		RCKT2220655	24455482			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.					Buyer Comment ([Redacted] ): The homeownership counseling list is up to date but the date on the document was incorrectly placed. This has been corrected for future orignations.			[Redacted]	2	B		TX	Primary	Purchase		D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768560	[Redacted]		RCKT2220655	24456106			Compliance	Loan Package Documentation	Loan File	Incomplete File	(Missing Doc) Incomplete loan images/file		Missing signed Itemized Disclosure of Lump Sum Seller/Lender Credit Fee.				Reviewer Comment ([Redacted] ): Document is already available and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		TX	Primary	Purchase		D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768560	[Redacted]		RCKT2220655	24457503			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Copy of green card is illegible. Please provide legible copy of borrower's green card.				Reviewer Comment ([Redacted] ): Received permanent residency card and associate. Exception Cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		TX	Primary	Purchase		D	B	C	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768564	[Redacted]		RCKT2220681	24460727			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.					Buyer Comment ([Redacted] ): The Homeownership counseling companies listed are up to date however the date is not, we have fixed this issue and it shouldn't continue on future originations.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768565	[Redacted]		RCKT2220682	24455050			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The "List Update" date on the List of Homeownership Counseling Organizations was dated [Redacted] on the disclosure dated [Redacted] which is greater than [Redacted] old when provided to the borrower.				Buyer Comment ([Redacted] ): Acknowledged as non-material			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768565	[Redacted]		RCKT2220682	24460738			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation not provided to verify the mortgage payment with [Redacted] for the new property just purchased on [Redacted] at [Redacted].				Reviewer Comment ([Redacted] ): CD from recent refinance provided. Evidences P&I and additional taxes, insurance and assessments. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached non-subject CD verifying P&I.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768570	[Redacted]		RCKT2220688	24455804			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.					Buyer Comment ([Redacted] ): Waiving exception. Please downgrade to EV2			[Redacted]	2	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768572	[Redacted]		RCKT2220690	24455994			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List of Homeownership counselling was updated on [Redacted] which is more than [Redacted] old when provided on [Redacted].				Buyer Comment ([Redacted] ): The date on the document is incorrect however the organizations are fully updated, this has been corrected for future originations.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768572	[Redacted]		RCKT2220690	24456141			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Mortgage Broker fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted] ): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768572	[Redacted]		RCKT2220690	24456144			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted] ): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768573	[Redacted]		RCKT2220691	24455469			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List of Homeownership Counseling Organizations document dated [Redacted] indicates the List of Homeownership Counseling Organizations was updated on [Redacted]. This would be greater than the [Redacted] old when provided to the borrower.				Buyer Comment ([Redacted] ): Acknowledged as nonmaterial			[Redacted]	2	B		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768573	[Redacted]		RCKT2220691	24462471			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Loan Policy coverage was [Redacted] and the Note amount was [Redacted]. A copy of the final title policy was not provided.				Reviewer Comment ([Redacted] ): Received Title Final document with the updated Title policy amount of [Redacted], details updated and document associated. Exception Cleared. Buyer Comment ([Redacted] ): Please see attached final title policy.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768576	[Redacted]		RCKT2220694	24469639			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted] ): We disclosed flood insurance and other forms of insurance as "other" because we don't consider them home insurance and this is a consumer friendly method of disclosure.			[Redacted]	2	B		MA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768577	[Redacted]		RCKT2220695	24457063			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	provided on [Redacted] and it was signed by [Redacted]				Buyer Comment ([Redacted] ): The organizations are up to date but the date on the document was not updated, this has been updated in all new originations to reflect the correct date.			[Redacted]	2	B		NV	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768577	[Redacted]		RCKT2220695	24456991			Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Property Insurance Exceeds Replacement Value)	[Redacted] Home Loan: Property insurance exceeds the replacement value of the property.	RCE on file ([Redacted]) matches the amount of the HOI ([Redacted]) on file				Reviewer Comment ([Redacted] ): Agree with lender. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: The [Redacted] act only states that it is unfair to require a borrower to have homeowners insurance that exceeds the replacement cost value, and we did not due that by this citations own admission. Please review and clear this condition.	[Redacted]			1	A		NV	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768578	[Redacted]		RCKT2220696	24457472			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		This exception should be cleared once large deposit documentation has been provided. Further documents may be required.				Reviewer Comment ([Redacted] ): Received bank statement and large deposit amount verified ,also reserve requirement fulfilled, Exception cleared. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See documentation of large deposit and review to clear condition.	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768578	[Redacted]		RCKT2220696	24457473			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		This exception should be cleared once large deposit documentation has been provided. Further documents may be required.				Reviewer Comment ([Redacted] ): Received bank statement and large deposit amount verified ,also reserve requirement fulfilled, Exception cleared. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See documentation of large deposit and review to clear condition.	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768578	[Redacted]		RCKT2220696	24457389			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		There is a large deposit to [Redacted] [Redacted] of [Redacted] on [Redacted] and source documentation was missing from the file. The deposit has been backed out from available assets pending verification of the source of the deposit.				Reviewer Comment ([Redacted] ): Received bank statement and large deposit amount verified ,also reserve requirement fulfilled, Exception cleared. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): The funds in question were from in incoming wire from the trust. Asset report is attached documenting transfer. Please review to clear condition.	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768578	[Redacted]		RCKT2220696	24463331			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Verbal Verification of Employment for the borrower, [Redacted] with [Redacted] dated [Redacted] reflects the source used was [Redacted], however [Redacted] verification dated [Redacted] was not provided.
Reviewer Comment ([Redacted] ): The Verbal Verification of Employment for the borrower, [Redacted] with [Redacted] has been received and associated, which is on date hence exception cleared.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): See attached [Redacted] [Redacted] report and review to clear condition.

Reviewer Comment ([Redacted] ): UPDATE: [Redacted] verification provided was from [Redacted] and not [Redacted]. Please provide [Redacted] verification from [Redacted] dated [Redacted] as referenced on the Verbal Verification of Employment dated [Redacted].  Exception remains.

Reviewer Comment ([Redacted] ): [Redacted] verification provided was from [Redacted] and not [Redacted]. Please provide[Redacted] verification from [Redacted] dated [Redacted] as referenced on the Verbal Verification of Employment dated [Redacted].

Reviewer Comment ([Redacted] ): Vvoe available in file within the [Redacted] from closing date, Exception cleared.

Buyer Comment ([Redacted] ): see attached

Buyer Comment ([Redacted] ): See attached [Redacted] report and review to clear condition.
																		[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768580	[Redacted]		RCKT2220698	24456928			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Estimated Property Costs over [Redacted] variance is caused by HOA dues. The Appraisal reflects [Redacted] annually / [Redacted] = [Redacted] per month. The 1008 / AUS show a monthly amount of [Redacted]. No documentation is found in the file to support [Redacted] monthly HOA dues.				Reviewer Comment ([Redacted] ): [Redacted] received Corrected CD and LOX. Buyer Comment ([Redacted] ): [Redacted]: See attachment.		[Redacted]		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768581	[Redacted]		RCKT2220699	24457982			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The "Listed Updated" date reflects [Redacted] which is not within [Redacted] of the date the disclosure was provided to the borrower on [Redacted].				Buyer Comment ([Redacted] ): Acknowledged as non material			[Redacted]	2	B		ID	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768581	[Redacted]		RCKT2220699	24458313			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	This was a same lender refinance and the Right to Rescind form H-8 was used versus the correct form of H-9 form				Buyer Comment ([Redacted] ): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		ID	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768581	[Redacted]		RCKT2220699	24458195			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redacted]. An updated policy with sufficient coverage OR copy of insurer's replacement cost estimate supporting current coverage amount was not found in the file.				Reviewer Comment ([Redacted] ): The Hazard Insurance Policy on file confirms that the Replacement Cost is [Redacted], hence, updated the same and there is no Coverage shortfall now. Exception Cleared. Buyer Comment ([Redacted] ): Please refer to page [Redacted] that shows replacement cost is [Redacted] which is covered by dwelling of [Redacted].	[Redacted]			1	A		ID	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768583	[Redacted]		RCKT2220701	24457648			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	Disclosure shows list updated [Redacted]. Note date is [Redacted].				Buyer Comment ([Redacted] ): Acknowledged as EV2			[Redacted]	2	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768587	[Redacted]		RCKT2220705	24458381			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The List of Homeownership Counseling Organizations dated [Redacted]reflected that the list was updated on [Redacted] which was older than [Redacted] when provided to borrower.				Buyer Comment ([Redacted] ): Acknowledged as EV2			[Redacted]	2	B		NC	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768588	[Redacted]		RCKT2220706	24458457			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment ([Redacted] ): Building Contract provided. Exception cleared Buyer Comment ([Redacted] ): [Redacted]: :See attachment.	[Redacted]			1	A		CA	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768588	[Redacted]		RCKT2220706	24458474			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768588	[Redacted]		RCKT2220706	24458475			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768590	[Redacted]		RCKT2220708	24464840			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received COC dated [Redacted]. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768590	[Redacted]		RCKT2220708	24464736			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The bank accounts from [Redacted] checking and one savings are all missing.				Reviewer Comment ([Redacted] ): Bank statements covering [Redacted] received. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768590	[Redacted]		RCKT2220708	24464754			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		The bank accounts from [Redacted] checking and one savings are all missing.				Reviewer Comment ([Redacted] ): Bank statements received. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768590	[Redacted]		RCKT2220708	24465622			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment ([Redacted] ): Property is [Redacted]. Insurance [Redacted] and verification of property taxes is in the file. Buyer Comment ([Redacted] ): [Redacted]: see attachment. The property is a [Redacted], there is no insurance to be had.	[Redacted]			1	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768591	[Redacted]		RCKT2220709	24458787			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower was approved with a rental income loss of -[Redacted] but the calculated loss is [Redacted] which increased the DTI to [Redacted] which exceeds the guideline of [Redacted].				Reviewer Comment ([Redacted] ): DTI is acceptable. Exception cleared. Buyer Comment ([Redacted] ): See attached explanation.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768593	[Redacted]		RCKT2220715	24462620			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee initially disclosed as [Redacted] increased to [Redacted] on the [Redacted] LE. The Final CD reflects the Appraisal fee as [Redacted]. A valid change of circumstance was not provided.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC hence no further action required Buyer Comment ([Redacted] ): Please see attched CIC for the increase to the appraisal fee.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768593	[Redacted]		RCKT2220715	24460627			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The HOI policy expires within [Redacted] of the Note date and no renewal was found in the file.				Reviewer Comment ([Redacted] ): As per guidelines available HOI policy document is acceptable as it is expiring after [Redacted] from the closing date. Exception cleared. Buyer Comment ([Redacted] ): Guidelines only require renewal documentation if it expires within [Redacted] of the note date. This is 35. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768596	[Redacted]		RCKT2220719	24479129			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance coverage amount is insufficient as per guidelines, as per document coverage is [Redacted] and loan amount [Redacted], coverage shortfall by [Redacted].Require replacement cost estimator to cover the shortfall amount.
Reviewer Comment ([Redacted] ): Policy supplied [Redacted] +[Redacted], is the coverage needed for property.

Reviewer Comment ([Redacted] ): Require replacement cost estimator to cover the shortfall amount as Hazard insurance coverage amount is insufficient as per guidelines, as per document coverage is [Redacted] and loan amount [Redacted],  coverage shortfall by [Redacted]. No Revised document received to clear exception hence, Exception remains.

Buyer Comment ([Redacted] ): [Redacted]: The homeowners insurance says on the document that replacement cost coverage is the dwelling limit. Please review hazard insurance provided at closing which confirms replacement cost coverage.
																		[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768596	[Redacted]		RCKT2220719	24479130			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage amount is insufficient as per guidelines, as per document coverage is [Redacted] and loan amount [Redacted], coverage shortfall by [Redacted].Require replacement cost estimator to cover the shortfall amount.
Reviewer Comment ([Redacted] ): Policy supplied on [Redacted] is sufficient

Reviewer Comment ([Redacted] ): Require replacement cost estimator to cover the shortfall amount as Hazard insurance coverage amount is insufficient as per guidelines, as per document coverage is [Redacted] and loan amount [Redacted],  coverage shortfall by [Redacted]. No Revised document received to clear exception hence, Exception remains.

Buyer Comment ([Redacted] ): [Redacted]: The homeowners insurance says on the document that replacement cost coverage is the dwelling limit. Please review hazard insurance provided at closing which confirms replacement cost coverage.
																		[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768596	[Redacted]		RCKT2220719	24464046			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Insurance HOI Provided within [Redacted] of note date. Renewal was not provided				Reviewer Comment ([Redacted] ): Received hazard insurance policy document and associated. exception cleared. Buyer Comment ([Redacted] ): See attachment.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768597	[Redacted]		RCKT2220720	24463366			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual HOA fee of [Redacted]; however, the appraisal shows correct annual HOA fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received HOA verification Buyer Comment ([Redacted] ): [Redacted]: See attachment showing amount of HOA dues is correct on CD.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768598	[Redacted]		RCKT2220721	24463279			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Verified the preliminary title commitment documented in the file does not disclose the policy coverage.				Reviewer Comment ([Redacted] ): Policy provided with corrected coverage Buyer Comment ([Redacted] ): Please see the attached title policy.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768598	[Redacted]		RCKT2220721	24468650			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Mortgage statement indicating the P&I not provided for [Redacted].
Reviewer Comment ([Redacted] ): Requested documentation has been provided. Exception cleared.

Reviewer Comment ([Redacted] ): Requested documentation has been provided.  Exception cleared.

Buyer Comment ([Redacted] ): Please see the attached, the account number can be tied between this document and the statement previously provided by the account number and the address is shown on the attached document.

Reviewer Comment ([Redacted] ): The pay history/printout provided in the file does not identify the property.  Please provide documentation to evidence this is in fact documenting the mortgage payment for the indicated property.

Buyer Comment ([Redacted] ): Please see the attached mortgage coupon showing the principle balance and payment amount, both are in [Redacted], also attached are the conversions to [Redacted].
																		[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768599	[Redacted]		RCKT2220722	24463372			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	CD shows annual HOA dues of [Redacted]. The appraisal does not show any HOA dues.				Reviewer Comment ([Redacted] ): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment ([Redacted] ): [Redacted]: see attachment.		[Redacted]		2	B		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768600	[Redacted]		RCKT2220723	24468559			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee was not found in the file.
Reviewer Comment ([Redacted] ): [Redacted] received PCCD, LOE, Proof of delivery & refund check.

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): [Redacted] has received PCCD, LOE & refund check, however, tracking item shows 'label created'. Please provide a valid mailing proof indicating item was shipped or delivered. Exception remains.

Buyer Comment ([Redacted] ): [Redacted]:see attachment.

Reviewer Comment ([Redacted] ): The required cure for the appraisal portion is correct at [Redacted].  Previous [Redacted] comments did not include the [Redacted] Appraisal Management portion of the appraisal fee.  Total appraisal fee paid by the borrower on the closing on the final CD was [Redacted].  [Redacted] total appraisal fee - [Redacted] baseline for appraisal fee = [Redacted].

Buyer Comment ([Redacted] ): [Redacted]: please change cure amount required based on amount listed on CD, redisclosure is imminent but only based on the Final CD numbers. Cure of [Redacted] is required.

Reviewer Comment ([Redacted] ): The Change of Circumstance provided indicates the increase in the appraisal fee to [Redacted] transpired on [Redacted].  The increase was not disclosed to the borrower until the CD dated [Redacted] which was not within [Redacted] of the increase.   It was noted the increase on the [Redacted] CD was incorrectly reflected at [Redacted] and was subsequently reduced to [Redacted] on the final closing disclosure.   Based on this documentation, the change to the borrower was not valid as it was not disclosed within [Redacted].

Buyer Comment ([Redacted] ): [Redacted]: See the attached appraisal services document, it shows the fee was increased on [Redacted] after the appraiser requested it due to valid reasons.
																			[Redacted]		2	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768600	[Redacted]		RCKT2220723	24468656			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The fees in section E are subject to [Redacted] tolerance. Recording fee was increased without valid COC.
Reviewer Comment ([Redacted] ): [Redacted] received PCCD, LOE, Proof of delivery & refund check.

Buyer Comment ([Redacted] ): [Redacted]: See attachment.

Reviewer Comment ([Redacted] ): [Redacted] has received PCCD, LOE & refund check, however, tracking item shows 'label created'. Please provide a valid mailing proof indicating item was shipped or delivered. Exception remains.

Buyer Comment ([Redacted] ): [Redacted]:see attachment.

Reviewer Comment ([Redacted] ): A tolerance cure is required in the amount of [Redacted] for the increase in the recording fee.

Reviewer Comment ([Redacted] ): Cancelled in error
																			[Redacted]		2	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768600	[Redacted]		RCKT2220723	24463910			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	initial 1003 reflect primary and occupancy cert and final 1003 reflect second home or vacation
Reviewer Comment ([Redacted] ): Per the screenshot from the lender's LOS System.  The loan was originally taken as a primary residence in error.  The borrower's are currently living in [Redacted] and for the time being, [Redacted] will be their primary residence with the subject being a second residence.  B's intent is to occupy the subject as primary in the future

Buyer Comment ([Redacted] ): [Redacted]: No matter what the distance, the client intends to live there not rent it and when its not a rented it will be either vacant or the client will live there. There is no basis to update the occupancy as the client has verbally given the intention it will be second home, and the client has not given any intent to rent the home. Not all second homes are required to be within [Redacted] of the primary residence, there is no rule/regulation that requires this anywhere.

Reviewer Comment ([Redacted] ): Require initial 1003 declaration page to be rectify as per requirement to clear this compliance exception, hence exception remains.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.
																		[Redacted]			1	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768600	[Redacted]		RCKT2220723	24463936			Credit	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Status of property as second home is in question due to distance from primary residence.	-
Reviewer Comment ([Redacted] ): Per the screenshot from the lender's LOS System.  The loan was originally taken as a primary residence in error.  The borrower's are currently living in [Redacted] and for the time being, [Redacted] will be their primary residence with the subject being a second residence.  B's intent is to occupy the subject as primary in the future

Buyer Comment ([Redacted] ): [Redacted]: No matter what the distance, the client intends to live there not rent it and when its not a rented it will be either vacant or the client will live there. There is no basis to update the occupancy as the client has verbally given the intention it will be second home, and the client has not given any intent to rent the home. Not all second homes are required to be within 100 miles of the primary residence, there is no rule/regulation that requires this anywhere.

Reviewer Comment ([Redacted] ): Primary property distance from second home property should not be more than [Redacted] miles as per appraisal, hence exception remains.

Buyer Comment ([Redacted] ): [Redacted]: see attachment.
																		[Redacted]			1	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768606	[Redacted]		RCKT2220731	24465181			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	The lender credit was disclosed as [Redacted]. Lender paid fees on the Final Closing Disclosure issued on [Redacted] are [Redacted]. The Closing Disclosure Addendum reflected Transfer Taxes of [Redacted] and Title-Owners Title Policy (Optional) of [Redacted] paid by lender, however they were not marked on the Final Closing Disclosure as paid by (L) Lender.
Reviewer Comment ([Redacted] ): The final CD reflects a total paid by others as [Redacted] which [Redacted] of this ([Redacted] Title - CPL and [Redacted] recording fees) were paid by the lender to provide a cure for increased fees.  This results in a total of [Redacted] paid by the lender.  All fees that are reported to be paid by the lender should be reflected as lender paid versus other.  On the final CD, the [Redacted] transfer taxes and [Redacted] Title - Owner's fees were not identified as paid by the lender.  Although they were not accurately disclosed on the final CD, there is an addendum that itemizes the [Redacted] lender credit of which these fees are included in that total.  Since this addendum was in fact signed by the borrower, these two fees were applied towards the lender credit for the purposes of this analysis.

Buyer Comment ([Redacted] ): [Redacted]: none of the response provided makes any sense. The total lender credits provided is [Redacted], so if the baseline is [Redacted], the baseline has been exceeded. No cure for the borrower is required.

Reviewer Comment ([Redacted] ): [Redacted] received rebuttal that paid by other column total can be used regardless if some costs are paid by "other" than Lender.  However, the baseline for lender credits was set at [Redacted] and shown on the Final LE.  The [Redacted] CD then reduced lender paid fees specifically paid to the fees to [Redacted] with no valid changed circumstance, but then increased the the lender paid specific fees to [Redacted]. Though other costs were paid by others, this does not negate the lender credit to borrower requirement  and as disclosed to borrower on the final LE of [Redacted].  Lender credit specific fees were credit report, flood cert initial and life of loan, recording fee, tax service, Title-CPL and Title-lender title insurance totaling [Redacted]. Must provide either a valid changed circumstance to support the decrease in the required lender credit or cure is due borrower of [Redacted] with Corrected CD, LOE to borrower, copy of refund check and proof of mailing.

Buyer Comment ([Redacted] ): [Redacted]: Please review paid by others column on [Redacted] of the CD where the credits are reflected on the Closing Disclosure, the fact that an (L) doesn't preceed these values is insufficient for a tolerance violation as the interest rate credit was used to pay it per the CD addendum which was signed by the client.
																		[Redacted]			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768610	[Redacted]		RCKT2220736	24473423			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	RTC was issued on incorrect form.
Buyer Comment ([Redacted] ): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment ([Redacted] ): Per [Redacted] compliance, form H-9 is required for this transaction.

Buyer Comment ([Redacted] ): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.
																				[Redacted]	2	B		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768610	[Redacted]		RCKT2220736	24473413			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[Redacted] W-2 for current employment for borrower 1 with [Redacted] is not legible (0145).				Reviewer Comment ([Redacted] ): Legible copy of [Redacted] W-2 received. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768610	[Redacted]		RCKT2220736	24473121			Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	-	Per the Appraiser Certification site, Appraiser's license or certification was not active at the time of the appraisal. Appraiser's License is effective [Redacted], report date is [Redacted].				Reviewer Comment ([Redacted] ): Verification of appraiser's license provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768610	[Redacted]		RCKT2220736	24473171			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The Source used to obtain the phone number on VVOE for borrower 1 is missing ([Redacted]).				Reviewer Comment ([Redacted] ): VVOE received and dated within [Redacted] of the Note. Exception cleared. Reviewer Comment ([Redacted] ): VVOE received and dated within [Redacted] of the Note. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768611	[Redacted]		RCKT2220737	24465139			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Non-Escrowed Property Costs over [Redacted] on the Final CD [Redacted] reflect [Redacted], however the Appraisal reflects HOA dues for [Redacted] per year as a PUD.				Reviewer Comment ([Redacted] ): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment ([Redacted] ): [Redacted]: see attachment.		[Redacted]		2	B		WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768612	[Redacted]		RCKT2220738	24467097			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient and an updated policy / Replacement Cost Estimator was not found on file.
Reviewer Comment ([Redacted] ): Available hazard insurance policy covers the additional coverage of amount [Redacted]. Exception cleared.

Buyer Comment ([Redacted] ): Please see attached dec page for the subject property. The dwelling policy covers [Redacted] of the property's replacement cost as determined by the insurer, plus [Redacted]. Please see the section labeled "Remarks." Property has replacement cost protection at [Redacted] CAP-- Coverage Above Policy.

Reviewer Comment ([Redacted] ): Require replacement cost estimator to cover the shortfall amount as coverage shortfall by [Redacted] ,Hazard insurance coverage amount is insufficient as per guidelines and received document is not acceptable hence, Exception remains.

Buyer Comment ([Redacted] ): Please see the attached [Redacted] processor Certification generated after confirming the replacement cost coverage as indicated in the client insurance Binder

Reviewer Comment ([Redacted] ): There is a Coverage Shortfall of [Redacted] and Replacement Cost Estimator is not available on file, hence, we an updated Hazard Insurance Policy to cover the short fall or Replacement Cost Estimator document. Exception Remains.

Buyer Comment ([Redacted] ): The appraisal is showing the replacement cost of the subject at [Redacted] while the homeowners insurance has a dwelling amount of [Redacted], please review and clear this exception.
																		[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768612	[Redacted]		RCKT2220738	24480829			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The borrower was approved with an income of [Redacted] but the calculated income is [Redacted]. which increased the DTI to [Redacted] exceeding the guideline of [Redacted].
Reviewer Comment ([Redacted] ): Cleared.  Income re-calculated.

Buyer Comment ([Redacted] ): Please see the attached Statement of Trade Name of a Reporting Entity from the original filing with the [Redacted] Secretary of State

Reviewer Comment ([Redacted] ): [Redacted] is borrower's company and is Doing Business as [Redacted], however, we do not have any documentation confirming the same, hence, we have requested for a letter which states that both businesses are same, along with it we also, require the P&L with correct business name foe [Redacted]. Exception remains until then.

Buyer Comment ([Redacted] ): The client was qualified with Scorp income from [Redacted] of [Redacted], Partnership income from [Redacted] of [Redacted], [Redacted] of [Redacted], [Redacted] of [Redacted], [Redacted] of [Redacted] and a Partnership Loss of [Redacted] from [Redacted]. Positive monthly income of [Redacted] - [Redacted] = [Redacted] qualifying monthly income. All applicable business/personal Tax returns/schedules and P&L statements are in your loan file to verify these amounts.
																		[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768612	[Redacted]		RCKT2220738	24467915			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The P&L was not provided for the borrower's self employment with [Redacted].
Reviewer Comment ([Redacted] ): P&L Not required.  Exception cleared.

Reviewer Comment ([Redacted] ): Require ytd P&L document for the borrower's self employment with "[Redacted]" to clear this exception, hence exception remains.

Buyer Comment ([Redacted] ): Please see the attached Statement of Trade Name of a Reporting Entity from the original filing with the [Redacted] Secretary of State

Reviewer Comment ([Redacted] ): As per the explanation provided [Redacted] is borrower's company and is Doing Business as [Redacted], however, we do not have any documentation confirming the same, hence, we would require a letter which states that both businesses are same, along with provide us with the P&L with correct business name. Exception remains.

Buyer Comment ([Redacted] ): The Profit and Loss statement for [Redacted] is in your loan file on [Redacted], this company is is Doing Business as [Redacted], the registered agent
																		[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768612	[Redacted]		RCKT2220738	24480741			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower was approved with an income of [Redacted] but the calculated income is [Redacted] which increased the DTI to [Redacted] exceeding the guideline of [Redacted].
Reviewer Comment ([Redacted] ): Recalculated income and DTI is acceptable.

Reviewer Comment ([Redacted] ): Require ytd P&L document for the borrower's self employment with "[Redacted] " to clear this exception, hence exception remains.

Buyer Comment ([Redacted] ): Please see the attached Statement of Trade Name of a Reporting Entity from the original filing with the [Redacted] Secretary of State

Reviewer Comment ([Redacted] ): [Redacted] is borrower's company and is Doing Business as [Redacted], however, we do not have any documentation confirming the same, hence, we have requested for a letter which states that both businesses are same, along with it we also, require the P&L with correct business name foe [Redacted]. Exception remains until then.

Buyer Comment ([Redacted] ): The client was qualified with Scorp income from [Redacted] of [Redacted], Partnership income from [Redacted] of [Redacted], [Redacted] of [Redacted], [Redacted] of [Redacted], [Redacted] of [Redacted] and a Partnership Loss of [Redacted] from [Redacted]. Positive monthly income of [Redacted] - [Redacted] = [Redacted] qualifying monthly income. All applicable business/personal Tax returns/schedules and P&L statements are in your loan file to verify these amounts.
																		[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768612	[Redacted]		RCKT2220738	24468019			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	The borrower was approved with an income of [Redacted] but the calculated income is [Redacted]. which increased the DTI to [Redacted] exceeding the guideline of [Redacted]
Reviewer Comment ([Redacted] ): Recalculated income and DTI is now acceptable.

Buyer Comment ([Redacted] ): Please see the attached Statement of Trade Name of a Reporting Entity from the original filing with the [Redacted] Secretary of State

Reviewer Comment ([Redacted] ): [Redacted] is borrower's company and is Doing Business as [Redacted], however, we do not have any documentation confirming the same, hence, we have requested for a letter which states that both businesses are same, along with it we also, require the P&L with correct business name foe [Redacted]. Exception remains until then.

Buyer Comment ([Redacted] ): The client was qualified with Scorp income from [Redacted] of [Redacted], Partnership income from [Redacted] of [Redacted], [Redacted] of [Redacted], [Redacted] of [Redacted], [Redacted] of [Redacted] and a Partnership Loss of [Redacted] from [Redacted]. Positive monthly income of [Redacted] - [Redacted] = [Redacted] qualifying monthly income. All applicable business/personal Tax returns/schedules and P&L statements are in your loan file to verify these amounts.
																		[Redacted]			1	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768612	[Redacted]		RCKT2220738	24468138			Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Satisfactory balance at zero for the Home equity loan from [Redacted] not in file. Borrower has an equity account [Redacted] [Redacted] showing balance due on credit report. This was Conditioned for closure and to be paid off at or before closing. Final statement not found in file. Monthly Debt was not included in approval.				Reviewer Comment ([Redacted] ): We have received Release of Lien document which confirms that the loan has been paid in full. Hence, no concerns. Exception Cleared. Buyer Comment ([Redacted] ): This exception is still showing assigned to seller, please clear Reviewer Comment ([Redacted] ): Release of lien provided. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached Release of lien document to confirm the referenced account from [Redacted] is paid in full	[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768613	[Redacted]		RCKT2220739	24475372			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage is short [Redacted]. No RCE or updated policy on file.				Reviewer Comment ([Redacted] ): We have Hazard Insurance document/Coverage Checklist on file which states that the loss settlement basis is replacement cost on the Hazard Insurance Policy document, hence, no further documentation is required as no coverage shortfall. Details updated as per the document and associated. Exception Cleared. Buyer Comment ([Redacted] ): [Redacted]: The dwelling insurance on file states the loss settlement basis is replacement cost on the HOI document, no further documentation is required.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768615	[Redacted]		RCKT2220741	24478743			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Estimated Property Costs over [Redacted] on [Redacted] of the Final CD reflects [Redacted] which is a variance due to the property taxes. The Final CD uses a monthly Tax amount of [Redacted] while the AUS and Tax Certification confirm a monthly Tax amount of [Redacted].				Reviewer Comment ([Redacted] ): Reflected property taxes based on the lender's internal calculations. Exception cleared. Buyer Comment ([Redacted] ): see attached Buyer Comment ([Redacted] ): See attached response and review to clear condition.	[Redacted]			1	A		AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768616	[Redacted]		RCKT2220742	24466775			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	A Third Party Processing Fee of [Redacted] calculated in the Finance Charge was not disclosed to the Borrower on the Itemization of Amount Financed document.
Reviewer Comment ([Redacted] ): PCCD, LOE, Copy of Check, RTC and shipping invoice rec'd.  [Redacted] website confirms package was received.

Buyer Comment ([Redacted] ): Please see attached proof of delivery for the associated package.

Reviewer Comment ([Redacted] ): Received PCCD package.  All requirements have been met with the exception of proof of delivery.  [Redacted] tracking reflects that the label has been created.  This exception can be cleared when proof of delivery of the package has been received.

Buyer Comment ([Redacted] ): Please disregard prior document and see the corrected PCCD attached that was mailed to client curing the issue.

Buyer Comment ([Redacted] ): Please see the attached package mailed to client curing the issue.
																			[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768618	[Redacted]		RCKT2220745	24474996			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Incorrect form was used.				Buyer Comment ([Redacted] ): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768619	[Redacted]		RCKT2220746	24467577			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	docs was not provided within [Redacted].				Reviewer Comment ([Redacted] ): Appraisal waiver provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768619	[Redacted]		RCKT2220746	24467518			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Tolerance - A valid COC for increase of Loan Discount Point fees on [Redacted] was not found in file , An updated post close cd disclosing the tolerance cure, a copy of refund check proof of delivery and a copy of the letter of explanation sent to the borrower				Reviewer Comment ([Redacted] ): Change of circumstance provided. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768621	[Redacted]		RCKT2220748	24479652			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	There was no signed waiver found in the file and appraisal was given to borrower on [Redacted] and loan closed on [Redacted].				Reviewer Comment ([Redacted] ): Received Appraisal delivery waiver and associated. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached appraisal waiver	[Redacted]			1	A		MD	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768622	[Redacted]		RCKT2220749	24469246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects annual Tax fee of [Redacted]; however, the Tax Certificate shows correct Tax fee of [Redacted].				Reviewer Comment ([Redacted] ): [Redacted] received lender tax calculation Buyer Comment ([Redacted] ): [Redacted]: The property tax document shows that one payment of [Redacted] will be paid in the first year post-closing and a second payment of [Redacted] will be made in the first year. The third tax payment of [Redacted] will not be made within the first year of closing and therefore is not included in the estimated property costs over [Redacted]. Please clear this condition.	[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768623	[Redacted]		RCKT2220750	24469334			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The flood Insurance should be reflected under "Insurance" versus "Other" under the estimated taxes, Insurance and Assessments in the projected payments section.				Buyer Comment ([Redacted] ): This is correctly disclosed as designed as its a more consumer friendly method. The Flood Insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768624	[Redacted]		RCKT2220751	24467963			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-					Reviewer Comment ([Redacted] ): Borrower available vvoe document in file is within [Redacted] from note date. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached internal screenshot showing VOE was re-confirmed on [Redacted] within [Redacted] of the note date.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768627	[Redacted]		RCKT2220755	24472672			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	CD shows [Redacted] monthly taxes. Tax cert calculation shows [Redacted] monthly taxes.				Reviewer Comment ([Redacted] ): [Redacted] received confirmation of tax amount, exception is cleared. Buyer Comment ([Redacted] ): The taxes on the CD are correct. The client will pay [Redacted] for the first installment of [Redacted] taxes and then [Redacted] for the second installment of the year after the property has been reassessed.	[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768627	[Redacted]		RCKT2220755	24472671			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to the borrower did not include the following fees: Processing fee.
Reviewer Comment ([Redacted] ): Provided the following: Letter of Explanation, Proof of Delivery, Refund check , Corrected CD,

Reviewer Comment ([Redacted] ): Exception Detail Updated from: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])

Reviewer Comment ([Redacted] ): Unable to cure.  Cure package has not been picked up by the shipper at this time.

Buyer Comment ([Redacted] ): See attached. Will ship today.
																			[Redacted]		2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768628	[Redacted]		RCKT2220756	24473455			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.Documentation is needed to verify when the borrower requested the mortgage amount increase to [Redacted] in order to verify the re-disclosure with the increased discount was provided within [Redacted].				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768628	[Redacted]		RCKT2220756	24473456			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768628	[Redacted]		RCKT2220756	24473457			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted] ): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768629	[Redacted]		RCKT2220758	24471132			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The Appraisal Notice indicates the Appraisal was mailed on [Redacted] with a Note date of [Redacted].				Reviewer Comment ([Redacted] ): Received Appraisal delivery waiver and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768632	[Redacted]		RCKT2220761	24472944			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The Appraisal Notice reflects that the appraisal was provided on [Redacted], however it does not state that it was provided on-line. As such, the receipt date defaults to [Redacted] which is less than [Redacted] to consummation.				Reviewer Comment ([Redacted] ): Received Appraisal delivery waiver and associated. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached Appraisal waiver	[Redacted]			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768637	[Redacted]		RCKT2220766	24473565			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing [Redacted] W-2 or written verification of employment including income. The VVOE provided in the file does not indicates the source of the employer's phone number/address.				Reviewer Comment ([Redacted] ): Received source document for VVOE and [Redacted] W-2. Exception cleared. Buyer Comment ([Redacted] ): Please see the attached W2 for [Redacted] as well as the [Redacted] search verifying the phone number used to complete the VOE.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768638	[Redacted]		RCKT2220767	24478671			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Buyer Comment ([Redacted] ): It is the position of [Redacted] that based on the regulatory language under 1026.32(b)(1)(ii) regarding loan originator compensation, we are within the outlined parameters for QM points and fee's testing based on the amount of the Brokers compensation that was promulgated when the interest rate was first locked as indicated on the Loan estimate dated for [Redacted].

Reviewer Comment ([Redacted] ): Exception valid.  Downgraded to EV2

Reviewer Comment ([Redacted] ): LO Comp amount included in points and fees determined as the latest rate lock event under §1026.32(b)(ii) which does not include the full LO Comp amount paid to broker at consummation which would result in exceeding the QM [Redacted] threshold ([Redacted] of [Redacted] total comp included in QM [Redacted] calc).

Buyer Comment ([Redacted] ): Please also see the attached Pricing detail from [Redacted] which is the original rate lock date, the loan amount at that time was [Redacted] with the partnership compensation at [Redacted], [Redacted] * [Redacted] = [Redacted] (rounded), the final charge of [Redacted] would not be used in the test

Buyer Comment ([Redacted] ): The Mortgage Broker Fee to be used in the QM points and Fee's test should be the [Redacted] as this was the brokers compensation at the time of the initial rate lock on [Redacted]. Regulation 1026.32(b)(ii) states that if compensation is being paid by [Redacted] to a mortgage broker, only that portion of the Broker Comp that has been identified at the time the interest rate is set needs to be included in the calculation.

Reviewer Comment ([Redacted] ): The new documentation uploaded was the lender's pricing in order to calculate the exclusion of the bonafide points.  [Redacted] already had this information and the points in the amount of [Redacted] have already been excluded in the calculation.  The QM Points and Fees included are as follows:  Appraisal Management Fee [Redacted], Discount [Redacted], [Redacted] Mortgage Broker Fee, [Redacted] Courier, [Redacted] Lenders Title, [Redacted] Settlement/Closing Fee, [Redacted] Tax Cert, [Redacted] Wire Fee and [Redacted] Underwriting Fee for a total of [Redacted].

Buyer Comment ([Redacted] ): Please see the attached for the break down of our points fee's calculation

Reviewer Comment ([Redacted] ): There has been no additional documentation provided after the commentary from [Redacted]  below.  Upon review of the lender's High Cost Analysis, the Broker Compensation was reflected as [Redacted] versus [Redacted] as shown on the final CD.

Buyer Comment ([Redacted] ): Please see the attached for our Points/fee's info

Reviewer Comment ([Redacted] ): Exception Detail Updated from: Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of  [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).
																				[Redacted]	2	B		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768638	[Redacted]		RCKT2220767	24478728			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan Designation match according to guidelines and deal notes
Reviewer Comment ([Redacted] ): Loan is SHQM (APOR).

Buyer Comment ([Redacted] ): The Mortgage Broker Fee to be used in the QM points and Fee's test should be the [Redacted] as this was the brokers compensation at the time of the initial rate lock on [Redacted]. Regulation 1026.32(b)(ii) states that if compensation is being paid by [Redacted] to a mortgage broker, only that portion of the Broker Comp that has been identified at the time the interest rate is set needs to be included in the calculation.

Reviewer Comment ([Redacted] ): The new documentation uploaded was the lender's pricing in order to calculate the exclusion of the bonafide points.  [Redacted] already had this information and the points in the amount of [Redacted] have already been excluded in the calculation.  The QM Points and Fees included are as follows:  Appraisal Management Fee [Redacted], Discount [Redacted], [Redacted] Mortgage Broker Fee, [Redacted] Courier, [Redacted] Lenders Title, [Redacted] Settlement/Closing Fee, [Redacted] Tax Cert, [Redacted] Wire Fee and [Redacted] Underwriting Fee for a total of [Redacted].

Buyer Comment ([Redacted] ): Please see the attached for the break down of our points fee's calculation

Reviewer Comment ([Redacted] ): This is a waterfall effect due to the Points and Fees exception.  This will be cleared once that exception is cleared.

Buyer Comment ([Redacted] ): Please see the attached for our Points/fee's info
																		[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768638	[Redacted]		RCKT2220767	24478604			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		HOI policy expires [Redacted]. Updated policy not found in file.				Reviewer Comment ([Redacted] ): Received revised Hazard insurance document and associated. Exception cleared. Buyer Comment ([Redacted] ): Please see the current HOI policy	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768639	[Redacted]		RCKT2220768	24478466			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		HOI expired before note date and not updated policy was found in file.				Reviewer Comment ([Redacted] ): Hazard insurance policy received with term from [Redacted] - [Redacted] received. exception cleared Buyer Comment ([Redacted] ): Please see the attached HOI renewal policy.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768641	[Redacted]		RCKT2220770	24484000			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title coverage is less than loan amount. Updated title policy not found on file.				Reviewer Comment ([Redacted] ): Received revised title commitment with correct amount and associated. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: See attachment.	[Redacted]			1	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768643	[Redacted]		RCKT2220773	24478695			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted] ): [Redacted] received valid COC hence no further action required Buyer Comment ([Redacted] ): [Redacted]: see the attached appraisal services documentation showing an increase in fee requested by the appraiser for valid reasons.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216768646	[Redacted]		RCKT2220777	24478805			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification for [Redacted] not found on file.				Reviewer Comment ([Redacted] ): Hazard insurance received. Exception cleared. Buyer Comment ([Redacted] ): [Redacted]: see attachment.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768647	[Redacted]		RCKT2220778	24478889			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower provided appraisal waiver less than [Redacted] prior to consummation.					Reviewer Comment ([Redacted] ): Appraisal Delivery Waived received. Exception cleared. Buyer Comment ([Redacted] ): Please see attached appraisal delivery waiver.	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768647	[Redacted]		RCKT2220778	24484743			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The appraisal was provided on [Redacted] which is less than [Redacted] prior to consumation.				Reviewer Comment ([Redacted] ): Appraisal Delivery Waived received. Exception cleared. Buyer Comment ([Redacted] ): Please see attached appraisal delivery waiver.	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216768647	[Redacted]		RCKT2220778	24483966			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The provided Verbal verification of employment from [Redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment ([Redacted] ): Lender provided [Redacted] search for VVOE. Exception cleared. Buyer Comment ([Redacted] ): Please see attached [Redacted] search of phone number used to complete the VOE resulting in business webpages.	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No